UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	12/31/2024

Date of reporting period:	12/31/2024

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MML Blend Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Blend Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$47	0.44%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• An underweight allocation to bonds, as fixed income underperformed equities during the period.
• An underweight allocation to core fixed income.
• An overweight allocation to high yield bonds.
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• An underweight allocation to U.S. large-cap stocks.
• An overweight allocation to mid-cap stocks.
• An overweight allocation to small-cap stocks.
MM202912-309770	PAGE 1	TSR-AR-2BACF

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	14.64	7.86	7.90
Russell 3000 Index[1]	23.81	13.86	12.55
Lipper Balanced Fund Index	10.83	6.80	6.78
Custom Balanced Index	15.13	8.80	8.57
S&P 500 Index	25.02	14.53	13.10
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Custom Balanced Index is a hypothetical custom index which comprises the S&P 500 Index and Bloomberg U.S. Aggregate Bond Index. The weightings of each index are 60% and 40%, respectively.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-2BACF

WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$695.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	10
Total Advisory Fees Paid During the Reporting Period	$2,875,045
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Exchange-Traded Funds	55.2%
Fixed Income Funds	36.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-2BACF

MML Blend Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Blend Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$74	0.69%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• An underweight allocation to bonds, as fixed income underperformed equities during the period.
• An underweight allocation to core fixed income.
• An overweight allocation to high yield bonds.
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• An underweight allocation to U.S. large-cap stocks.
• An overweight allocation to mid-cap stocks.
• An overweight allocation to small-cap stocks.
MM202912-309770	PAGE 1	TSR-AR-2BACG

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	14.36	7.59	7.63
Russell 3000 Index[1]	23.81	13.86	12.55
Lipper Balanced Fund Index	10.83	6.80	6.78
Custom Balanced Index	15.13	8.80	8.57
S&P 500 Index	25.02	14.53	13.10
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Custom Balanced Index is a hypothetical custom index which comprises the S&P 500 Index and Bloomberg U.S. Aggregate Bond Index. The weightings of each index are 60% and 40%, respectively.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-2BACG

WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$695.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	10
Total Advisory Fees Paid During the Reporting Period	$2,875,045
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Exchange-Traded Funds	55.2%
Fixed Income Funds	36.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-2BACG

MML Dynamic Bond Fund
Class II
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Dynamic Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$57	0.57%
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Fixed income sector allocation overall.
• Exposure to nonagency mortgage-backed securities.
• Exposure to the corporate credit sector, including investment grade and high yield bonds.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Issue selection within the Fund’s various sector exposures.
• Combined long yield curve and duration effects, as long market interest rates rose during the period.
• Emerging market debt issue selection with effects from non-U.S. dollar investments.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (May 15, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITLMF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	Since Inception (05/15/2015)
Class II - without sales charge	-0.38	-0.78	1.27
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
The Fund’s investment objective and investment strategy changed on April 29, 2022. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$198.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	931
Total Advisory Fees Paid During the Reporting Period	$823,110
Portfolio Turnover Rate	137%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	36.3%
U.S. Government Agency Obligations and Instrumentalities	32.9%
Non-U.S. Government Agency Obligations	14.5%
U.S. Treasury Obligations	7.0%
Sovereign Debt Obligations	5.3%
Bank Loans	2.2%
Repurchase Agreement	1.2%
Investment of Cash Collateral from Securites Loaned	0.7%
MM202912-309770	PAGE 2	TSR-AR-ITLMF

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s investment advisory fee waiver was discontinued. Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to waive 0.02% of the investment advisory fee of the Fund through April 30, 2024.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITLMF

MML Dynamic Bond Fund
Service Class I
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Dynamic Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$82	0.82%
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Fixed income sector allocation overall.
• Exposure to nonagency mortgage-backed securities.
• Exposure to the corporate credit sector, including investment grade and high yield bonds.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Issue selection within the Fund’s various sector exposures.
• Combined long yield curve and duration effects, as long market interest rates rose during the period.
• Emerging market debt issue selection with effects from non-U.S. dollar investments.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (May 15, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITLMG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	Since Inception (05/15/2015)
Service Class I - without sales charge	-0.72	-1.06	1.01
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
The Fund’s investment objective and investment strategy changed on April 29, 2022. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$198.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	931
Total Advisory Fees Paid During the Reporting Period	$823,110
Portfolio Turnover Rate	137%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	36.3%
U.S. Government Agency Obligations and Instrumentalities	32.9%
Non-U.S. Government Agency Obligations	14.5%
U.S. Treasury Obligations	7.0%
Sovereign Debt Obligations	5.3%
Bank Loans	2.2%
Repurchase Agreement	1.2%
Investment of Cash Collateral from Securites Loaned	0.7%
MM202912-309770	PAGE 2	TSR-AR-ITLMG

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s investment advisory fee waiver was discontinued. Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to waive 0.02% of the investment advisory fee of the Fund through April 30, 2024.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITLMG

MML Equity Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$47	0.43%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within and an overweight allocation to the financials sector.
• Stock selection within the information technology sector.
• Stock selection within the healthcare sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the consumer staples sector.
• Stock selection within the energy sector.
• Stock selection within the materials sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BAKF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	19.39	10.80	9.07
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$851.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	221
Total Advisory Fees Paid During the Reporting Period	$3,434,484
Portfolio Turnover Rate	77%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.6%
AbbVie, Inc.	3.2%
Johnson & Johnson	3.1%
Bank of America Corp.	3.0%
Cisco Systems, Inc.	2.3%
Chevron Corp.	2.2%
Wells Fargo & Co.	2.1%
Lowe’s Cos., Inc.	1.9%
Philip Morris International, Inc.	1.9%
American Express Co.	1.9%

Sectors (% of Total Investments)
Financials	32.7%
Health Care	15.0%
Industrials	12.3%
Information Technology	8.0%
Consumer Discretionary	7.7%
Consumer Staples	6.5%
Communication Services	5.7%
Energy	4.7%
Utilities	4.1%
Materials	1.6%
Exchange-Traded Funds	1.2%
MM202912-309770	PAGE 2	TSR-AR-2BAKF

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 29, 2024, T. Rowe Price Associates, Inc. was removed as a subadviser to the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-2BAKF

MML Equity Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$74	0.68%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within and an overweight allocation to the financials sector.
• Stock selection within the information technology sector.
• Stock selection within the healthcare sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the consumer staples sector.
• Stock selection within the energy sector.
• Stock selection within the materials sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BAKG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	19.09	10.53	8.80
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$851.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	221
Total Advisory Fees Paid During the Reporting Period	$3,434,484
Portfolio Turnover Rate	77%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.6%
AbbVie, Inc.	3.2%
Johnson & Johnson	3.1%
Bank of America Corp.	3.0%
Cisco Systems, Inc.	2.3%
Chevron Corp.	2.2%
Wells Fargo & Co.	2.1%
Lowe’s Cos., Inc.	1.9%
Philip Morris International, Inc.	1.9%
American Express Co.	1.9%

Sectors (% of Total Investments)
Financials	32.7%
Health Care	15.0%
Industrials	12.3%
Information Technology	8.0%
Consumer Discretionary	7.7%
Consumer Staples	6.5%
Communication Services	5.7%
Energy	4.7%
Utilities	4.1%
Materials	1.6%
Exchange-Traded Funds	1.2%
MM202912-309770	PAGE 2	TSR-AR-2BAKG

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 29, 2024, T. Rowe Price Associates, Inc. was removed as a subadviser to the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-2BAKG

MML Equity Rotation Fund
Class II
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Equity Rotation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$75	0.73%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• Stock selection within the information technology sector.
• Stock selection within the communication services and consumer discretionary sectors.
• Stock selection within the energy sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• The Fund’s allocation to small capitalization stocks.
• Stock selection within the communication services sector.
• Stock selection within the healthcare sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (May 15, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITLNF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	Since Inception (05/15/2015)	Since Inception (10/13/2017)
Class II - without sales charge	6.37	11.72	11.12
Russell 3000 Index[1]	23.81	13.86	12.58
Russell 1000 Index	24.51	14.28	12.91
Russell 1000 Invesco Dynamic Multifactor Index	7.22	12.04		13.57
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s investment strategy changed on November 23, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$56.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	276
Total Advisory Fees Paid During the Reporting Period	$219,388
Portfolio Turnover Rate	204%
MM202912-309770	PAGE 2	TSR-AR-ITLNF

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	5.4%
Amazon.com, Inc.	5.2%
Microsoft Corp.	5.0%
Berkshire Hathaway, Inc. Class B	4.9%
Walmart, Inc.	4.7%
Costco Wholesale Corp.	4.7%
Meta Platforms, Inc. Class A	3.9%
NVIDIA Corp.	3.8%
Alphabet, Inc. Class A	3.1%
Visa, Inc. Class A	2.9%

Sectors (% of Total Investments)
Information Technology	22.8%
Financials	15.3%
Consumer Staples	14.7%
Communication Services	12.3%
Industrials	11.2%
Consumer Discretionary	11.1%
Health Care	8.0%
Utilities	1.6%
Materials	1.3%
Energy	1.0%
Real Estate	0.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITLNF

MML Equity Rotation Fund
Service Class I
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Equity Rotation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$101	0.98%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• Stock selection within the information technology sector.
• Stock selection within the communication services and consumer discretionary sectors.
• Stock selection within the energy sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• The Fund’s allocation to small capitalization stocks.
• Stock selection within the communication services sector.
• Stock selection within the healthcare sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (May 15, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITLNG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	Since Inception (05/15/2015)	Since Inception (10/13/2017)
Service Class I - without sales charge	6.07	11.42	10.84
Russell 3000 Index[1]	23.81	13.86	12.58
Russell 1000 Index	24.51	14.28	12.91
Russell 1000 Invesco Dynamic Multifactor Index	7.22	12.04		13.57
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s investment strategy changed on November 23, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$56.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	276
Total Advisory Fees Paid During the Reporting Period	$219,388
Portfolio Turnover Rate	204%
MM202912-309770	PAGE 2	TSR-AR-ITLNG

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	5.4%
Amazon.com, Inc.	5.2%
Microsoft Corp.	5.0%
Berkshire Hathaway, Inc. Class B	4.9%
Walmart, Inc.	4.7%
Costco Wholesale Corp.	4.7%
Meta Platforms, Inc. Class A	3.9%
NVIDIA Corp.	3.8%
Alphabet, Inc. Class A	3.1%
Visa, Inc. Class A	2.9%

Sectors (% of Total Investments)
Information Technology	22.8%
Financials	15.3%
Consumer Staples	14.7%
Communication Services	12.3%
Industrials	11.2%
Consumer Discretionary	11.1%
Health Care	8.0%
Utilities	1.6%
Materials	1.3%
Energy	1.0%
Real Estate	0.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITLNG

MML High Yield Fund
Class II
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML High Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$98	0.94%
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Bond issue selection overall.
• Issue selection within the consumer, non-cyclical sector.
• Issue selection within the capital goods sector.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Sector allocation effect overall.
• Yield curve effect overall.
• Allocation effect of underweight to the communications sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFMF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	9.15	4.48	5.34
Bloomberg U.S. Aggregate Bond Index[1]	1.25	-0.33	1.35
Bloomberg U.S. Corporate High-Yield Bond Index	8.19	4.21	5.17
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$49.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	253
Total Advisory Fees Paid During the Reporting Period	$291,739
Portfolio Turnover Rate	80%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	82.8%
Bank Loans	9.2%
Investment of Cash Collateral from Securities Loaned	6.0%
Repurchase Agreement	1.9%
Preferred Stock	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-IYFMF

Prior to July 1, 2024, MML Investment Advisers, LLC had agreed to waive 0.04% of the investment advisory fee of the Fund through April 30, 2025.

On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.89% and 1.14% for Class II and Service Class I, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFMF

MML High Yield Fund
Service Class I
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML High Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$124	1.19%
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Bond issue selection overall.
• Issue selection within the consumer, non-cyclical sector.
• Issue selection within the capital goods sector.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Sector allocation effect overall.
• Yield curve effect overall.
• Allocation effect of underweight to the communications sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFMG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	9.00	4.24	5.09
Bloomberg U.S. Aggregate Bond Index[1]	1.25	-0.33	1.35
Bloomberg U.S. Corporate High-Yield Bond Index	8.19	4.21	5.17
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$49.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	253
Total Advisory Fees Paid During the Reporting Period	$291,739
Portfolio Turnover Rate	80%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	82.8%
Bank Loans	9.2%
Investment of Cash Collateral from Securities Loaned	6.0%
Repurchase Agreement	1.9%
Preferred Stock	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-IYFMG

Prior to July 1, 2024, MML Investment Advisers, LLC had agreed to waive 0.04% of the investment advisory fee of the Fund through April 30, 2025.

On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.89% and 1.14% for Class II and Service Class I, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFMG

MML Inflation-Protected and Income Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Inflation-Protected and Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$62	0.61%
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund Income component of short-term nominal securities, led by asset-backed securities.
• Contributions from shorter-maturity TIPS given outperformance amid rising interest rates.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Long maturity TIPS exposure as shorter maturity issues outperformed.
• Financing cost of the total return swaps that comprise the income program.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJLF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	2.72	2.10	2.41
Bloomberg U.S. Aggregate Bond Index[1]	1.25	-0.33	1.35
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	1.84	1.87	2.24
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$170.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$1,041,033
Portfolio Turnover Rate	70%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	57.4%
U.S. Treasury Obligations	22.5%
Commercial Paper	14.3%
U.S. Government Agency Obligations and Instrumentalities	5.0%
Repurchase Agreement	0.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at
MM202912-309770	PAGE 2	TSR-AR-ITJLF

https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.60% and 0.85% for Initial Class and Service Class shares, respectively.
On May 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61% and 0.86% for Initial Class and Service Class shares, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJLF

MML Inflation-Protected and Income Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Inflation-Protected and Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$87	0.86%
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund Income component of short-term nominal securities, led by asset-backed securities.
• Contributions from shorter-maturity TIPS given outperformance amid rising interest rates.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Long maturity TIPS exposure as shorter maturity issues outperformed.
• Financing cost of the total return swaps that comprise the income program.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJLG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	2.59	1.85	2.16
Bloomberg U.S. Aggregate Bond Index[1]	1.25	-0.33	1.35
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	1.84	1.87	2.24
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$170.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$1,041,033
Portfolio Turnover Rate	70%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	57.4%
U.S. Treasury Obligations	22.5%
Commercial Paper	14.3%
U.S. Government Agency Obligations and Instrumentalities	5.0%
Repurchase Agreement	0.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at
MM202912-309770	PAGE 2	TSR-AR-ITJLG

https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.60% and 0.85% for Initial Class and Service Class shares, respectively.
On May 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61% and 0.86% for Initial Class and Service Class shares, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJLG

MML iShares® 60/40 Allocation Fund
Class II
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML iShares® 60/40 Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$49	0.46%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.

Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Allocation to U.S. equity, large cap equity in particular, was the largest positive allocation contribution to returns.
• The Blackrock iShares Core Dividend Growth ETF was the largest investment company contributor to returns.
• Allocation to intermediate duration within fixed income contributed positively to returns.
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Style allocation within U.S. large cap equity detracted from returns.
• Allocation to long duration within fixed income was a negative contributor to returns.
• Underweight to U.S. high yield within fixed income detracted from returns.
MM202912-309770	PAGE 1	TSR-AR-IT25F

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 11, 2022 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	Since Inception (02/11/2022)
Class II - without sales charge	10.91	4.10
MSCI ACWI[1]	17.49	7.04
Lipper Balanced Fund Index	10.83	4.00
S&P 500 Index	25.02	11.41
1	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$52.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Total Advisory Fees Paid During the Reporting Period	$134,533
Portfolio Turnover Rate	7%
MM202912-309770	PAGE 2	TSR-AR-IT25F

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Exchange-Traded Funds	53.1%
Fixed Income Funds	35.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IT25F

MML iShares® 60/40 Allocation Fund
Service Class I
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML iShares® 60/40 Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$75	0.71%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.

Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Allocation to U.S. equity, large cap equity in particular, was the largest positive allocation contribution to returns.
• The Blackrock iShares Core Dividend Growth ETF was the largest investment company contributor to returns.
• Allocation to intermediate duration within fixed income contributed positively to returns.
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Style allocation within U.S. large cap equity detracted from returns.
• Allocation to long duration within fixed income was a negative contributor to returns.
• Underweight to U.S. high yield within fixed income detracted from returns.
MM202912-309770	PAGE 1	TSR-AR-IT25G

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 11, 2022 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	Since Inception (02/11/2022)
Service Class I - without sales charge	10.61	3.83
MSCI ACWI[1]	17.49	7.04
Lipper Balanced Fund Index	10.83	4.00
S&P 500 Index	25.02	11.41
1	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$52.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Total Advisory Fees Paid During the Reporting Period	$134,533
Portfolio Turnover Rate	7%
MM202912-309770	PAGE 2	TSR-AR-IT25G

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Exchange-Traded Funds	53.1%
Fixed Income Funds	35.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IT25G

MML iShares® 80/20 Allocation Fund
Class II
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML iShares® 80/20 Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$49	0.46%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Allocation to U.S. equity, large cap equity in particular, was the largest positive allocation contribution to returns.
• The Blackrock iShares Core Dividend Growth ETF was the largest investment company contributor to returns.
• Allocation to intermediate duration within fixed income contributed positively to returns.
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Style allocation within U.S. large cap equity detracted from returns.
• Allocation to long duration within fixed income was a negative contributor to returns.
• Underweight to U.S. high yield within fixed income detracted from returns.
MM202912-309770	PAGE 1	TSR-AR-IT26F

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 11, 2022 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	Since Inception (02/11/2022)
Class II - without sales charge	14.45	5.82
MSCI ACWI[1]	17.49	7.04
Lipper Balanced Fund Index	10.83	4.00
S&P 500 Index	25.02	11.41
1	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$93.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Total Advisory Fees Paid During the Reporting Period	$233,243
Portfolio Turnover Rate	6%
MM202912-309770	PAGE 2	TSR-AR-IT26F

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Exchange-Traded Funds	68.3%
Fixed Income Funds	17.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IT26F

MML iShares® 80/20 Allocation Fund
Service Class I
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML iShares® 80/20 Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$76	0.71%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Allocation to U.S. equity, large cap equity in particular, was the largest positive allocation contribution to returns.
• The Blackrock iShares Core Dividend Growth ETF was the largest investment company contributor to returns.
• Allocation to intermediate duration within fixed income contributed positively to returns.
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Style allocation within U.S. large cap equity detracted from returns.
• Allocation to long duration within fixed income was a negative contributor to returns.
• Underweight to U.S. high yield within fixed income detracted from returns.
MM202912-309770	PAGE 1	TSR-AR-IT26G

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 11, 2022 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	Since Inception (02/11/2022)
Service Class I - without sales charge	14.19	5.56
MSCI ACWI[1]	17.49	7.04
Lipper Balanced Fund Index	10.83	4.00
S&P 500 Index	25.02	11.41
1	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$93.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Total Advisory Fees Paid During the Reporting Period	$233,243
Portfolio Turnover Rate	6%
MM202912-309770	PAGE 2	TSR-AR-IT26G

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Exchange-Traded Funds	68.3%
Fixed Income Funds	17.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IT26G

MML Managed Bond Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Managed Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$46	0.45%
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Corporate credit exposure, mainly investment grade, from issue selection.
• Security selection and allocation to securitized assets, namely asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), and residential mortgage-backed securities (RMBS).
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Allocation to U.S. Treasury, by virtue of the Fund being underweight and the sector gaining from lower interest rates.
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIYF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	3.88	0.45	1.79
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$608.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	403
Total Advisory Fees Paid During the Reporting Period	$2,664,795
Portfolio Turnover Rate	222%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	33.1%
U.S. Government Agency Obligations and Instrumentalities	27.4%
Non-U.S. Government Agency Obligations	21.3%
Commercial Paper	12.5%
U.S. Treasury Obligations	4.8%
Investment of Cash Collateral from Securities Loaned	0.5%
Repurchase Agreement	0.2%
Sovereign Debt Obligations	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 2	TSR-AR-ITIYF

MML Managed Bond Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Managed Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$71	0.70%
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Corporate credit exposure, mainly investment grade, from issue selection.
• Security selection and allocation to securitized assets, namely asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), and residential mortgage-backed securities (RMBS).
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Allocation to U.S. Treasury, by virtue of the Fund being underweight and the sector gaining from lower interest rates.
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIYG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	3.62	0.20	1.54
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$608.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	403
Total Advisory Fees Paid During the Reporting Period	$2,664,795
Portfolio Turnover Rate	222%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	33.1%
U.S. Government Agency Obligations and Instrumentalities	27.4%
Non-U.S. Government Agency Obligations	21.3%
Commercial Paper	12.5%
U.S. Treasury Obligations	4.8%
Investment of Cash Collateral from Securities Loaned	0.5%
Repurchase Agreement	0.2%
Sovereign Debt Obligations	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 2	TSR-AR-ITIYG

MML Short-Duration Bond Fund
Class II
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Short-Duration Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$62	0.60%
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• Corporate credit exposure, mainly investment grade, was favorable due to issue selection.
• Allocation to securitized assets, namely mortgage-backed securities (MBS), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) contributed positively due to selection and allocation effects.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• Allocation to U.S. Treasury, by virtue of the Fund being underweight and the sector gaining from lower interest rates.
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFLF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	6.48	1.69	2.07
Bloomberg U.S. Aggregate Bond Index[1]	1.25	-0.33	1.35
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.39	1.53	1.61
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$115.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	262
Total Advisory Fees Paid During the Reporting Period	$418,387
Portfolio Turnover Rate	48%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	43.1%
Non-U.S. Government Agency Obligations	37.9%
Commercial Paper	13.9%
Repurchase Agreement	3.7%
Investment of Cash Collateral from Securities Loaned	1.4%
U.S. Government Agency Obligations and Instrumentalities	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at
MM202912-309770	PAGE 2	TSR-AR-IYFLF

https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadviser and sub-subadviser intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFLF

MML Short-Duration Bond Fund
Service Class I
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Short-Duration Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$88	0.85%
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• Corporate credit exposure, mainly investment grade, was favorable due to issue selection.
• Allocation to securitized assets, namely mortgage-backed securities (MBS), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) contributed positively due to selection and allocation effects.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• Allocation to U.S. Treasury, by virtue of the Fund being underweight and the sector gaining from lower interest rates.
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFLG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	6.11	1.43	1.81
Bloomberg U.S. Aggregate Bond Index[1]	1.25	-0.33	1.35
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.39	1.53	1.61
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$115.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	262
Total Advisory Fees Paid During the Reporting Period	$418,387
Portfolio Turnover Rate	48%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	43.1%
Non-U.S. Government Agency Obligations	37.9%
Commercial Paper	13.9%
Repurchase Agreement	3.7%
Investment of Cash Collateral from Securities Loaned	1.4%
U.S. Government Agency Obligations and Instrumentalities	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at
MM202912-309770	PAGE 2	TSR-AR-IYFLG

https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadviser and sub-subadviser intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFLG

MML Small Cap Equity Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Small Cap Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$76	0.71%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection overall and led by the healthcare sector.
• Stock selection in the materials sector.
• Stock selection in the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Technology sector stock selection overall, primarily from no exposure to the strong outperformer Super Micro Computer, Inc. and an active weight in underperforming Sprout Social, Inc.
• Stock selection in communication services, primarily from holding Ziff Davis, Inc.
• Stock selection in the industrials sector, primarily due to exposure to Atkore Inc.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJHF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	12.94	10.64	9.16
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$128.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	101
Total Advisory Fees Paid During the Reporting Period	$812,770
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Wintrust Financial Corp.	1.8%
Zurn Elkay Water Solutions Corp.	1.8%
AutoNation, Inc.	1.8%
Esab Corp.	1.7%
ADMA Biologics, Inc.	1.6%
MACOM Technology Solutions Holdings, Inc.	1.6%
Itron, Inc.	1.6%
PennyMac Financial Services, Inc.	1.6%
Allison Transmission Holdings, Inc.	1.6%
DiamondRock Hospitality Co.	1.6%

Sectors (% of Total Investments)
Industrials	22.2%
Financials	17.0%
Health Care	15.2%
Information Technology	14.7%
Consumer Discretionary	9.6%
Real Estate	6.4%
Materials	5.7%
Energy	4.8%
Utilities	2.1%
Consumer Staples	1.3%
MM202912-309770	PAGE 2	TSR-AR-ITJHF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJHF

MML Small Cap Equity Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Small Cap Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$102	0.96%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection overall and led by the healthcare sector.
• Stock selection in the materials sector.
• Stock selection in the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Technology sector stock selection overall, primarily from no exposure to the strong outperformer Super Micro Computer, Inc. and an active weight in underperforming Sprout Social, Inc.
• Stock selection in communication services, primarily from holding Ziff Davis, Inc.
• Stock selection in the industrials sector, primarily due to exposure to Atkore Inc.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJHG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	12.66	10.37	8.89
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$128.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	101
Total Advisory Fees Paid During the Reporting Period	$812,770
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Wintrust Financial Corp.	1.8%
Zurn Elkay Water Solutions Corp.	1.8%
AutoNation, Inc.	1.8%
Esab Corp.	1.7%
ADMA Biologics, Inc.	1.6%
MACOM Technology Solutions Holdings, Inc.	1.6%
Itron, Inc.	1.6%
PennyMac Financial Services, Inc.	1.6%
Allison Transmission Holdings, Inc.	1.6%
DiamondRock Hospitality Co.	1.6%

Sectors (% of Total Investments)
Industrials	22.2%
Financials	17.0%
Health Care	15.2%
Information Technology	14.7%
Consumer Discretionary	9.6%
Real Estate	6.4%
Materials	5.7%
Energy	4.8%
Utilities	2.1%
Consumer Staples	1.3%
MM202912-309770	PAGE 2	TSR-AR-ITJHG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJHG

MML Strategic Emerging Markets Fund
Class II
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Strategic Emerging Markets Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$124	1.25%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection within the information technology sector, where Taiwan Semiconductor Manufacturing Co. Ltd. was a key performer.
• Stock selection and an underweight position in materials.
Top detractors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection and an overweight to the consumer staples sector, which was the second-worst performing sector in the period.
• A modest cash holding also detracted as the Index advanced significantly in the period.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-TIM0F

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	-1.20	-2.83	1.55
MSCI Emerging Markets Index	7.50	1.70	3.64
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$42.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	83
Total Advisory Fees Paid During the Reporting Period	$458,175
Portfolio Turnover Rate	63%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.3%
Tencent Holdings Ltd.	7.5%
H World Group Ltd.	5.1%
Kotak Mahindra Bank Ltd.	5.0%
HDFC Bank Ltd.	3.6%
Meituan Class B	3.3%
Fomento Economico Mexicano SAB de CV	3.2%
Grupo Mexico SAB de CV Series B	2.6%
PRADA SpA	2.3%
Galp Energia SGPS SA	2.3%

Sectors (% of Total Investments)
Information Technology	24.1%
Financials	17.1%
Consumer Discretionary	14.7%
Communication Services	10.2%
Industrials	8.8%
Health Care	8.5%
Consumer Staples	5.3%
Real Estate	3.1%
Materials	3.1%
Energy	3.1%

Largest Countries (% of Total Investments)
China	20.9%
Taiwan	17.7%
India	17.0%
Mexico	7.1%
Republic of Korea	5.7%
Brazil	4.7%
Italy	3.6%
Portugal	2.3%
Japan	2.2%
United Kingdom	2.2%
MM202912-309770	PAGE 2	TSR-AR-TIM0F

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-TIM0F

MML Strategic Emerging Markets Fund
Service Class I
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Strategic Emerging Markets Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$149	1.50%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection within the information technology sector, where Taiwan Semiconductor Manufacturing Co. Ltd. was a key performer.
• Stock selection and an underweight position in materials.
Top detractors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection and an overweight to the consumer staples sector, which was the second-worst performing sector in the period.
• A modest cash holding also detracted as the Index advanced significantly in the period.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-TIM0G

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	-1.65	-3.11	1.28
MSCI Emerging Markets Index	7.50	1.70	3.64
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$42.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	83
Total Advisory Fees Paid During the Reporting Period	$458,175
Portfolio Turnover Rate	63%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.3%
Tencent Holdings Ltd.	7.5%
H World Group Ltd.	5.1%
Kotak Mahindra Bank Ltd.	5.0%
HDFC Bank Ltd.	3.6%
Meituan Class B	3.3%
Fomento Economico Mexicano SAB de CV	3.2%
Grupo Mexico SAB de CV Series B	2.6%
PRADA SpA	2.3%
Galp Energia SGPS SA	2.3%

Sectors (% of Total Investments)
Information Technology	24.1%
Financials	17.1%
Consumer Discretionary	14.7%
Communication Services	10.2%
Industrials	8.8%
Health Care	8.5%
Consumer Staples	5.3%
Real Estate	3.1%
Materials	3.1%
Energy	3.1%

Largest Countries (% of Total Investments)
China	20.9%
Taiwan	17.7%
India	17.0%
Mexico	7.1%
Republic of Korea	5.7%
Brazil	4.7%
Italy	3.6%
Portugal	2.3%
Japan	2.2%
United Kingdom	2.2%
MM202912-309770	PAGE 2	TSR-AR-TIM0G

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-TIM0G

MML U.S. Government Money Market Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML U.S. Government Money Market Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$52	0.51%
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index:
• U.S. Agency Federal Home Loan Bank discount notes, which were the most heavily weighted asset type.
• U.S. Treasury bills as the next most heavily weighted asset type.
Top detractors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index:
• Maintaining a low weighted average maturity (less than 30 days) given a flat yield curve for money market assets.
• Allocation in daily repurchase agreement assets used for daily liquidity requirements.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIZA

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	4.79	2.15	1.42
Bloomberg U.S. Aggregate Bond Index[1]	1.25	-0.33	1.35
FTSE 3 Month US T Bill Index	5.45	2.54	1.79
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE 3 Month US T Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the FTSE 3 Month US T Bill Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name, investment objective, and investment strategy changed on May 1, 2016 when the Fund changed from a money market fund to a government money market fund. Performance results shown were achieved when the Fund could invest in types of securities that it is no longer able to hold. Future performance of the Fund may be lower as a result.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$202.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	16
Total Advisory Fees Paid During the Reporting Period	$1,002,904
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Discount Notes	55.2%
U.S. Treasury Bills	32.0%
Repurchase Agreement	12.7%
MM202912-309770	PAGE 2	TSR-AR-ITIZA

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIZA

(b)	Not applicable.

Item 2. Code of Ethics.

As of December 31, 2024, the Registrant adopted a Code of Ethics that applies to the Principal Executive Officer, Principal Financial Officer, and other senior financial officers pursuant to the Sarbanes-Oxley Act of 2002. For the year ended December 31, 2024, there were no reportable amendments to any provision of the Code of Ethics and the Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code of Ethics. A copy of its Code of Ethics is filed with this Form N-CSR under Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Nabil N. El-Hage, a member of the Audit Committee, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. El-Hage is “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

References below to Deloitte & Touche LLP include its affiliates where applicable.

(a)	AUDIT FEES: The aggregate fees billed to the Registrant for professional services rendered by its independent auditors, Deloitte & Touche LLP, for the audit of the Registrant’s annual financial statements for the fiscal years ended 2024 and 2023 were $672,409 and $444,070, respectively.

(b)	AUDIT-RELATED FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2024 and 2023. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2024 and 2023.

(c)	TAX FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2024 and 2023. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2024 and 2023.

(d)	ALL OTHER FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2024 and 2023. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2024 and 2023.

(e)	(1) AUDIT COMMITTEE PRE-APPROVAL POLICY: All services to be performed for the Registrant by Deloitte & Touche LLP must be pre-approved by the audit committee. All services performed during the fiscal years ended 2024 and 2023 were pre-approved by the committee.

(2)	Not applicable.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by Deloitte & Touche LLP for services rendered to the Registrant, the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant, for the fiscal years ended 2024 and 2023 were $114,015 and $1,067,304, respectively.

*	Refers to fees that were required to be approved by the audit committee for services that relate directly to the operations and financial reporting of the Registrant.

(h)	The audit committee considers whether the provision of non-audit services by Deloitte & Touche LLP to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining Deloitte & Touche LLP’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

MassMutual

Annual Financial Statements and Other Information

MML Series Investment Fund II

Your variable product prospectus will list which of these funds are available through your variable product.

December 31, 2024

Please note the Annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
*	iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates and are used under license.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MML Series Investment Fund II Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MML Blend Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Exchange-Traded Funds — 99.9%
iShares 5-10 Year Investment Grade Corporate Bond ETF	518,730	$26,719,782
iShares Core S&P 500 ETF	322,647	189,935,836
iShares Core S&P Mid-Cap ETF	230,376	14,354,729
iShares Core S&P Small-Cap ETF	55,238	6,364,522
iShares Core S&P Total U.S. Stock Market ETF	1,622,107	208,635,402
iShares Core Total USD Bond Market ETF (a)	2,454,086	110,924,687
iShares Core U.S. Aggregate Bond ETF	1,144,512	110,903,213
iShares iBoxx High Yield Corporate Bond ETF (a)	339,437	26,696,720
TOTAL EXCHANGE-TRADED FUNDS
(Cost $576,865,706)		694,534,891
TOTAL LONG-TERM INVESTMENTS
(Cost $576,865,706)		694,534,891
Short-Term Investments — 9.4%
Investment of Cash Collateral from Securities Loaned — 9.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (b)	63,969,658	63,969,658
	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (c)	$1,172,118	1,172,118
TOTAL SHORT-TERM INVESTMENTS (Cost $65,141,776)		65,141,776
TOTAL INVESTMENTS — 109.3% (Cost $642,007,482) (d)		759,676,667
Other Assets/ (Liabilities) — (9.3)%		(64,511,800)
NET ASSETS — 100.0%		$695,164,867

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $62,590,641 or 9.00% of net assets. (Note 2).
(b)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(c)
Maturity value of $1,172,297. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $1,195,743.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
1

MML Dynamic Bond Fund – Portfolio of Investments

December 31, 2024

	Principal Amount	Value
Bonds & Notes — 100.5%
Bank Loans — 2.2%
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250% 7.840% VRN 3/31/28	$213,461	$214,876
Commercial Services — 0.2%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.750% 8.207% VRN 5/12/28	225,179	225,722
Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.500% 6.829% VRN 1/31/31	127,680	128,185
		353,907
Diversified Financial Services — 0.3%
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD Term SOFR + 2.500% 6.859% VRN 10/22/26	101,098	101,249
Citadel Securities LP, 2024 First Lien Term Loan, 3 mo. USD Term SOFR + 2.000% 6.329% VRN 10/31/31	91,529	91,737
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.075% VRN 4/09/27	75,520	73,726
Focus Financial Partners LLC, 2024 Term Loan B8, 1 mo. USD Term SOFR + 3.250% 7.607% VRN 9/15/31	261,874	264,066
		530,778
Engineering & Construction — 0.1%
Brown Group Holding LLC, Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.857% VRN 7/01/31	272,538	273,348
Entertainment — 0.3%
Caesars Entertainment, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.607% VRN 2/06/30	16,450	16,443
Flutter Financing BV, 2024 Term Loan B, 3 mo. USD Term SOFR + 1.750% 6.079% VRN 11/30/30	237,600	236,859

	Principal Amount	Value
Light and Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.250% 6.632% VRN 4/14/29	$224,722	$225,324
PCI Gaming Authority, Term Loan, 1 mo. USD Term SOFR + 2.000% 6.357% VRN 7/18/31	165,131	164,649
		643,275
Health Care - Products — 0.2%
Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.607% VRN 10/23/28	169,575	170,031
Sotera Health Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250% 7.835% VRN 5/30/31	179,550	179,663
		349,694
Insurance — 0.2%
Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD Term SOFR + 3.000% 7.357% VRN 11/06/30	223,364	223,294
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.721% VRN 2/19/28	24,287	24,349
Asurion LLC
2021 Term Loan B9, 1 mo. USD Term SOFR + 3.250% 7.709% VRN 7/31/27	43,421	43,279
2024 Term Loan B12, 1 mo. USD Term SOFR + 4.250% 8.607% VRN 9/19/30	149,201	148,668
		439,590
Leisure Time — 0.0%
Alterra Mountain Co., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.107% VRN 8/17/28	35,425	35,624
Lodging — 0.0%
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 1.750% 6.107% VRN 11/30/29	51,985	52,024
Machinery - Diversified — 0.1%
Ali Group North America Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.471% VRN 7/30/29	86,142	86,286

The accompanying notes are an integral part of the financial statements.
2

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TK Elevator US Newco, Inc., USD Term Loan B, 6 mo.USD Term SOFR + 3.500% 8.588% VRN 4/30/30	$191,363	$192,631
		278,917
Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.429% VRN 10/01/27	162,105	156,657
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.607% VRN 5/05/28	195,351	195,730
		352,387
Pipelines — 0.1%
CQP Holdco LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.250% 6.576% VRN 12/31/30	193,346	193,540
Software — 0.3%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.607% VRN 2/15/29	139,854	140,003
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.750% 7.303% VRN 5/01/31	309,168	310,522
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.325% VRN 2/10/31	92,170	92,754
		543,279
Transportation — 0.1%
Genesee & Wyoming Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 1.750% 6.079% VRN 4/10/31	149,625	149,184
TOTAL BANK LOANS (Cost $4,380,601)		4,410,423
Corporate Debt — 37.1%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. 7.500% 6/01/29 (a)	95,000	83,120
Aerospace & Defense — 1.2%
Boeing Co.
2.196% 2/04/26	80,000	77,584
2.800% 3/01/27	290,000	276,407
2.950% 2/01/30	270,000	241,143

	Principal Amount	Value
General Dynamics Corp.
4.250% 4/01/40	$20,000	$17,455
4.250% 4/01/50	50,000	41,275
L3Harris Technologies, Inc.
5.054% 4/27/45	80,000	73,303
Lockheed Martin Corp.
3.900% 6/15/32	50,000	46,445
4.150% 6/15/53	320,000	255,718
5.200% 2/15/64	40,000	37,100
Northrop Grumman Corp.
2.930% 1/15/25	160,000	159,871
3.250% 1/15/28	150,000	143,387
5.150% 5/01/40	280,000	267,885
RTX Corp.
2.250% 7/01/30	110,000	95,672
3.030% 3/15/52	180,000	113,854
4.125% 11/16/28	160,000	155,731
4.500% 6/01/42	80,000	69,048
6.000% 3/15/31	110,000	115,393
TransDigm, Inc.
6.375% 3/01/29 (a)	40,000	40,089
6.625% 3/01/32 (a)	50,000	50,451
7.125% 12/01/31 (a)	80,000	81,917
		2,359,728
Agriculture — 0.7%
Altria Group, Inc.
2.450% 2/04/32	140,000	115,204
5.800% 2/14/39	240,000	237,100
5.950% 2/14/49 (b)	130,000	127,193
6.875% 11/01/33	290,000	314,607
BAT Capital Corp.
3.462% 9/06/29	405,000	377,374
4.540% 8/15/47	130,000	102,522
Philip Morris International, Inc.
4.500% 3/20/42	80,000	69,328
4.875% 2/13/29	60,000	59,926
5.125% 2/13/31	20,000	20,001
5.250% 2/13/34	50,000	49,416
		1,472,671
Airlines — 0.3%
American Airlines, Inc.
8.500% 5/15/29 (a)	90,000	94,494
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% 10/20/28 (a)	400,000	394,538
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (a)	80,000	80,504

The accompanying notes are an integral part of the financial statements.
3

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Airlines, Inc.
4.625% 4/15/29 (a)	$65,000	$61,801
		631,337
Apparel — 0.0%
NIKE, Inc. 2.850% 3/27/30	60,000	54,644
Auto Manufacturers — 1.4%
Ford Motor Co.
3.250% 2/12/32	1,530,000	1,272,506
6.100% 8/19/32	90,000	89,565
Ford Motor Credit Co. LLC
4.950% 5/28/27	200,000	198,176
General Motors Co.
5.600% 10/15/32 (b)	125,000	126,066
General Motors Financial Co., Inc.
2.400% 10/15/28	275,000	249,308
Hyundai Capital America
1.800% 10/15/25 (a)	55,000	53,624
Nissan Motor Co. Ltd.
3.522% 9/17/25 (a)	410,000	404,079
4.345% 9/17/27 (a)	300,000	288,802
		2,682,126
Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc. 6.875% 4/23/32 (a)	170,000	161,201
Banks — 11.4%
ABN AMRO Bank NV 4.750% 7/28/25 (a)	260,000	258,959
Banco Santander SA 3.496% 3/24/25	600,000	598,585
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	520,000	423,665
1 day USD SOFR + 1.210% 2.572% VRN 10/20/32	190,000	160,317
1 day USD SOFR + 1.330% 2.972% VRN 2/04/33	670,000	575,889
3 mo. USD Term SOFR + 1.632% 3.593% VRN 7/21/28	1,430,000	1,384,601
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29	570,000	552,801
4.000% 1/22/25	700,000	699,649
3 mo. USD Term SOFR + 3.412% 4.083% VRN 3/20/51	220,000	172,222
Bank of Montreal 5 yr. USD Swap + 1.432% 3.803% VRN 12/15/32	70,000	66,949
Bank of Nova Scotia 5 yr. CMT + 2.050% 4.588% VRN 5/04/37	180,000	165,490

	Principal Amount	Value
BNP Paribas SA
1 day USD SOFR + 2.074% 2.219% VRN 6/09/26 (a)	$200,000	$197,414
4.625% 3/13/27 (a)	260,000	255,880
1 yr. CMT + 1.450% 5.125% VRN 1/13/29 (a)	350,000	349,796
1 day USD SOFR + 1.866% 5.894% VRN 12/05/34 (a)	200,000	204,664
5 yr. CMT + 4.354% 8.500% VRN (a) (b) (c)	200,000	208,402
BPCE SA
1.000% 1/20/26 (a)	250,000	240,363
Citigroup, Inc.
1 day USD SOFR + 0.694% 2.014% VRN 1/25/26	95,000	94,789
1 day USD SOFR + 1.280% 3.070% VRN 2/24/28	845,000	812,788
1 day USD SOFR + 1.939% 3.785% VRN 3/17/33	580,000	520,735
3 mo. USD Term SOFR + 1.600% 3.980% VRN 3/20/30	760,000	725,601
4.650% 7/30/45	380,000	331,595
3 mo. USD Term SOFR + 4.167% 5.950% VRN (c)	120,000	119,876
Cooperatieve Rabobank UA
1 yr. CMT + 1.220% 3.649% VRN 4/06/28 (a)	250,000	242,558
4.375% 8/04/25	470,000	468,105
Credit Agricole SA 1 day USD SOFR + 1.676% 1.907% VRN 6/16/26 (a)	270,000	266,055
Goldman Sachs Group, Inc.
1 day USD SOFR + 1.472% 2.908% VRN 7/21/42	240,000	166,754
3.500% 11/16/26	270,000	263,990
3 mo. USD Term SOFR + 1.563% 4.223% VRN 5/01/29	500,000	486,506
4.250% 10/21/25	200,000	198,897
4.750% 10/21/45	70,000	61,944
5.150% 5/22/45	290,000	267,442
1 day USD SOFR + 0.820% 5.250% FRN 9/10/27	165,000	165,416
3 mo. USD Term SOFR + 1.432% 5.955% FRN 5/15/26	555,000	557,195
HSBC Holdings PLC
1 day USD SOFR + 1.929% 2.099% VRN 6/04/26	510,000	503,986
3 mo. USD Term SOFR + 1.642% 6.034% FRN 9/12/26	310,000	312,117

The accompanying notes are an integral part of the financial statements.
4

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase & Co.
1 day USD SOFR + 1.015% 2.069% VRN 6/01/29	$215,000	$195,362
1 day USD SOFR + 2.040% 2.522% VRN 4/22/31	320,000	281,909
3 mo. USD Term SOFR + 1.250% 2.580% VRN 4/22/32	270,000	231,610
1 day USD SOFR + 0.915% 2.595% VRN 2/24/26	160,000	159,451
1 day USD SOFR + 1.260% 2.963% VRN 1/25/33	25,000	21,609
1 day USD SOFR + 2.440% 3.109% VRN 4/22/51	100,000	66,187
3 mo. USD Term SOFR + 1.592% 4.452% VRN 12/05/29	640,000	627,196
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.205%
3.574% VRN 11/07/28	200,000	192,157
Mitsubishi UFJ Financial Group, Inc. 1.412% 7/17/25	235,000	230,856
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36	520,000	422,933
1 day USD SOFR + 1.290% 2.943% VRN 1/21/33	115,000	98,528
1 day USD SOFR + 1.610% 4.210% VRN 4/20/28	205,000	202,065
National Securities Clearing Corp. 1.500% 4/23/25 (a)	250,000	247,669
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.841% 5.582% VRN 6/12/29	180,000	183,142
1 day USD SOFR + 1.322% 5.812% VRN 6/12/26	60,000	60,251
Royal Bank of Canada
1.150% 6/10/25	310,000	305,262
5.150% 2/01/34 (b)	40,000	39,498
Santander Holdings USA, Inc. 1 day USD SOFR + 1.249% 2.490% VRN 1/06/28	135,000	128,030
Toronto-Dominion Bank 1.150% 6/12/25	190,000	187,101
Truist Financial Corp. 1 day USD SOFR + 2.050% 6.047% VRN 6/08/27	120,000	121,974
UBS AG
7.500% 2/15/28	350,000	374,820
7.950% 1/09/25	290,000	290,137
UBS Group AG
1 day USD SOFR + 2.044% 2.193% VRN 6/05/26 (a)	480,000	474,283

	Principal Amount	Value
1 day USD SOFR + 1.730% 3.091% VRN 5/14/32 (a)	$390,000	$339,215
4.253% 3/23/28 (a)	340,000	330,345
1 day USD SOFR + 3.920% 6.537% VRN 8/12/33 (a)	300,000	318,073
5 yr. CMT + 4.745% 9.250% VRN (a) (c)	200,000	216,214
US Bancorp
1.450% 5/12/25	210,000	207,598
1 day USD SOFR + 0.730% 2.215% VRN 1/27/28	20,000	18,963
1 day USD SOFR + 2.020% 5.775% VRN 6/12/29	140,000	143,162
1 day USD SOFR + 2.260% 5.836% VRN 6/12/34	40,000	40,776
Wells Fargo & Co.
1 day USD SOFR + 2.000% 2.188% VRN 4/30/26	200,000	198,189
3 mo. USD Term SOFR + 1.432% 2.879% VRN 10/30/30	235,000	211,976
3.000% 10/23/26	430,000	416,937
3 mo. USD Term SOFR + 1.432% 3.196% VRN 6/17/27	245,000	239,334
1 day USD SOFR + 1.500% 3.350% VRN 3/02/33	360,000	315,593
1 day USD SOFR + 2.130% 4.611% VRN 4/25/53	1,680,000	1,402,784
		22,623,184
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 3.500% 6/01/30	130,000	121,882
Constellation Brands, Inc. 4.350% 5/09/27	80,000	79,199
		201,081
Chemicals — 0.5%
MEGlobal BV 4.250% 11/03/26 (a)	240,000	234,679
OCP SA
3.750% 6/23/31 (a)	260,000	223,957
5.125% 6/23/51 (a)	220,000	165,834
6.750% 5/02/34 (a)	200,000	204,000
Orbia Advance Corp. SAB de CV 2.875% 5/11/31 (a) (b)	210,000	172,067
		1,000,537
Commercial Services — 0.6%
Cintas Corp. No. 2 3.700% 4/01/27	70,000	68,613
DP World Ltd. 5.625% 9/25/48 (a)	330,000	312,291

The accompanying notes are an integral part of the financial statements.
5

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RR Donnelley & Sons Co. 9.500% 8/01/29 (a)	$120,000	$121,857
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.750% 8/15/32 (a)	90,000	91,535
Triton Container International Ltd./TAL International Container Corp. 3.250% 3/15/32	160,000	135,464
United Rentals North America, Inc. 6.125% 3/15/34 (a)	400,000	396,872
		1,126,632
Cosmetics & Personal Care — 0.2%
Haleon US Capital LLC 3.375% 3/24/29	260,000	244,488
Kenvue, Inc. 4.900% 3/22/33	140,000	137,705
		382,193
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% 10/29/26	170,000	162,740
3.000% 10/29/28	160,000	148,154
3.400% 10/29/33	420,000	357,681
Air Lease Corp. 1.875% 8/15/26	170,000	162,044
American Express Co. 4.050% 5/03/29 (b)	140,000	136,678
Avolon Holdings Funding Ltd. 3.250% 2/15/27 (a)	140,000	134,524
Charles Schwab Corp.
5.875% 8/24/26	260,000	264,428
1 day USD SOFR + 2.010% 6.136% VRN 8/24/34	50,000	52,496
Jane Street Group/JSG Finance, Inc. 7.125% 4/30/31 (a)	70,000	71,937
Mastercard, Inc. 3.850% 3/26/50	50,000	38,689
Nasdaq, Inc. 3.950% 3/07/52	45,000	33,292
Visa, Inc. 4.300% 12/14/45	160,000	136,945
		1,699,608
Electric — 0.3%
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	70,000	65,141
3.950% 4/01/50	50,000	38,922
Duke Energy Carolinas LLC 2.850% 3/15/32	35,000	30,258

	Principal Amount	Value
Duke Energy Corp. 3.950% 8/15/47	$65,000	$48,365
Duke Energy Ohio, Inc. 3.650% 2/01/29	70,000	66,837
Exelon Corp. 4.100% 3/15/52	65,000	49,408
Monongahela Power Co. 5.400% 12/15/43 (a)	145,000	136,945
Pacific Gas & Electric Co. 2.500% 2/01/31	185,000	158,189
		594,065
Electronics — 0.1%
Honeywell International, Inc. 5.000% 3/01/35	180,000	176,392
Entertainment — 0.2%
Caesars Entertainment, Inc. 7.000% 2/15/30 (a)	30,000	30,556
Warnermedia Holdings, Inc.
3.755% 3/15/27	180,000	173,418
4.279% 3/15/32	190,000	167,429
5.050% 3/15/42	20,000	16,058
5.391% 3/15/62	30,000	22,060
6.412% 3/15/26	10,000	10,004
		419,525
Environmental Controls — 0.1%
Waste Connections, Inc. 5.000% 3/01/34	110,000	107,354
Food — 0.2%
Kroger Co. 5.000% 9/15/34	90,000	87,166
Mars, Inc. 3.200% 4/01/30 (a)	80,000	73,779
Mondelez International, Inc. 1.500% 5/04/25	220,000	217,494
		378,439
Forest Products & Paper — 0.1%
Suzano Austria GmbH 3.750% 1/15/31	290,000	255,938
Gas — 0.2%
Brooklyn Union Gas Co. 4.487% 3/04/49 (a)	435,000	341,584
East Ohio Gas Co. 3.000% 6/15/50 (a)	45,000	27,548
		369,132
Health Care - Products — 0.4%
Abbott Laboratories 4.750% 11/30/36	10,000	9,661

The accompanying notes are an integral part of the financial statements.
6

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Medline Borrower LP/Medline Co-Issuer, Inc. 6.250% 4/01/29 (a)	$80,000	$80,844
Solventum Corp.
5.400% 3/01/29 (a)	140,000	140,352
5.450% 3/13/31 (a)	140,000	139,889
5.600% 3/23/34 (a)	180,000	179,115
5.900% 4/30/54 (a)	150,000	145,908
		695,769
Health Care - Services — 0.9%
Centene Corp. 2.500% 3/01/31	285,000	235,725
Cigna Group 4.375% 10/15/28	380,000	372,507
Elevance Health, Inc.
2.375% 1/15/25	100,000	99,913
3.650% 12/01/27	140,000	136,196
HCA, Inc. 4.125% 6/15/29	220,000	209,838
Health Care Service Corp. A Mutual Legal Reserve Co. 3.200% 6/01/50 (a)	145,000	92,722
Humana, Inc. 4.625% 12/01/42	60,000	49,322
UnitedHealth Group, Inc.
1.250% 1/15/26	110,000	106,413
2.300% 5/15/31	220,000	187,069
3.875% 8/15/59	240,000	169,904
4.000% 5/15/29	100,000	96,599
4.200% 5/15/32	80,000	75,383
		1,831,591
Home Builders — 0.0%
Lennar Corp. 4.750% 11/29/27	40,000	39,873
Insurance — 0.3%
Aon North America, Inc. 5.450% 3/01/34	220,000	219,617
Berkshire Hathaway Finance Corp.
2.850% 10/15/50	150,000	94,127
3.850% 3/15/52	90,000	68,133
Principal Life Global Funding II 1.250% 6/23/25 (a)	110,000	108,228
Teachers Insurance & Annuity Association of America 4.900% 9/15/44 (a)	80,000	71,427
		561,532

	Principal Amount	Value
Internet — 0.7%
Amazon.com, Inc.
3.150% 8/22/27	$110,000	$106,207
3.600% 4/13/32	300,000	277,686
3.875% 8/22/37	50,000	44,159
3.950% 4/13/52 (b)	130,000	102,509
Meta Platforms, Inc. 4.750% 8/15/34	170,000	165,483
Prosus NV
3.061% 7/13/31 (a)	370,000	310,601
3.832% 2/08/51 (a)	210,000	135,516
4.027% 8/03/50 (a)	310,000	208,194
		1,350,355
Leisure Time — 0.2%
NCL Corp. Ltd. 8.125% 1/15/29 (a)	80,000	84,299
Royal Caribbean Cruises Ltd.
5.500% 4/01/28 (a)	20,000	19,851
6.250% 3/15/32 (a)	40,000	40,479
6.000% 2/01/33 (a)	170,000	169,596
Viking Cruises Ltd. 7.000% 2/15/29 (a)	140,000	140,768
		454,993
Lodging — 0.3%
Hilton Domestic Operating Co., Inc.
3.625% 2/15/32 (a)	120,000	104,241
6.125% 4/01/32 (a)	60,000	59,836
Las Vegas Sands Corp.
3.900% 8/08/29	40,000	37,187
6.000% 8/15/29	60,000	60,779
Sands China Ltd. 5.125% STEP 8/08/25	390,000	388,387
		650,430
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (a)	65,000	52,734
4.500% 6/01/33 (a)	810,000	681,524
4.750% 3/01/30 (a)	105,000	95,883
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 3/01/42	240,000	163,084
4.200% 3/15/28	450,000	435,001
4.400% 4/01/33	290,000	259,083
4.908% 7/23/25	56,000	55,933
5.125% 7/01/49	140,000	109,587
5.500% 4/01/63	150,000	119,346
6.550% 6/01/34	50,000	51,145

The accompanying notes are an integral part of the financial statements.
7

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Comcast Corp.
2.887% 11/01/51	$550,000	$330,796
3.400% 4/01/30	525,000	487,146
3.750% 4/01/40	120,000	96,520
4.150% 10/15/28	270,000	263,313
5.350% 5/15/53	70,000	64,794
CSC Holdings LLC 6.500% 2/01/29 (a)	700,000	587,643
DISH DBS Corp.
5.125% 6/01/29	50,000	32,017
5.750% 12/01/28 (a)	70,000	59,850
Fox Corp.
5.476% 1/25/39	90,000	85,528
6.500% 10/13/33	40,000	42,153
		4,073,080
Mining — 0.8%
Anglo American Capital PLC 4.750% 4/10/27 (a)	230,000	228,109
Barrick North America Finance LLC
5.700% 5/30/41	80,000	78,489
5.750% 5/01/43	80,000	78,760
BHP Billiton Finance USA Ltd. 5.000% 9/30/43	100,000	93,427
First Quantum Minerals Ltd. 8.625% 6/01/31 (a) (b)	200,000	205,879
Freeport-McMoRan, Inc.
4.625% 8/01/30	120,000	116,314
5.450% 3/15/43	230,000	214,898
Glencore Funding LLC
1.625% 4/27/26 (a)	120,000	115,074
3.375% 9/23/51 (a)	45,000	29,411
4.000% 3/27/27 (a)	140,000	137,270
Southern Copper Corp. 5.250% 11/08/42	250,000	226,039
		1,523,670
Multi-National — 0.6%
Inter-American Development Bank 7.350% 10/06/30 INR (d)	104,000,000	1,224,075
Oil & Gas — 2.8%
BP Capital Markets America, Inc.
2.939% 6/04/51	50,000	30,955
3.001% 3/17/52	230,000	143,514
3.633% 4/06/30	120,000	113,080
Continental Resources, Inc.
2.268% 11/15/26 (a)	195,000	185,126
5.750% 1/15/31 (a)	250,000	246,975
Coterra Energy, Inc.
3.900% 5/15/27	230,000	224,829
4.375% 3/15/29	220,000	212,743

	Principal Amount	Value
Devon Energy Corp.
5.000% 6/15/45	$370,000	$309,028
5.600% 7/15/41	140,000	129,395
5.850% 12/15/25	120,000	120,804
Diamondback Energy, Inc. 3.500% 12/01/29	160,000	148,809
Ecopetrol SA 5.875% 5/28/45	770,000	530,473
EOG Resources, Inc.
3.900% 4/01/35	200,000	177,811
4.375% 4/15/30	60,000	58,312
4.950% 4/15/50	30,000	26,676
Expand Energy Corp.
4.750% 2/01/32	70,000	65,156
5.375% 2/01/29	75,000	73,879
5.875% 2/01/29 (a)	100,000	99,187
Exxon Mobil Corp.
3.482% 3/19/30	190,000	178,967
4.227% 3/19/40	85,000	74,528
4.327% 3/19/50	20,000	16,448
KazMunayGas National Co. JSC 5.375% 4/24/30 (a)	200,000	194,500
Marathon Petroleum Corp. 5.125% 12/15/26	185,000	186,006
Occidental Petroleum Corp.
6.125% 1/01/31	85,000	86,974
6.450% 9/15/36	50,000	51,186
6.600% 3/15/46	310,000	312,965
6.625% 9/01/30	60,000	62,790
Permian Resources Operating LLC 6.250% 2/01/33 (a)	50,000	49,353
Petrobras Global Finance BV 5.999% 1/27/28 (b)	760,000	759,153
Pioneer Natural Resources Co. 1.900% 8/15/30	170,000	144,847
Reliance Industries Ltd. 3.625% 1/12/52 (a)	330,000	227,448
Shell Finance US, Inc.
2.750% 4/06/30	240,000	216,311
3.250% 4/06/50	280,000	188,653
		5,646,881
Oil & Gas Services — 0.1%
Halliburton Co.
2.920% 3/01/30	105,000	94,490
5.000% 11/15/45	100,000	89,278
		183,768
Pharmaceuticals — 2.5%
AbbVie, Inc.
2.950% 11/21/26	260,000	252,580
3.200% 11/21/29	600,000	556,891

The accompanying notes are an integral part of the financial statements.
8

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.700% 5/14/45	$25,000	$22,059
4.800% 3/15/29	130,000	129,902
4.950% 3/15/31	60,000	59,988
5.050% 3/15/34	80,000	79,038
Bausch Health Cos., Inc. 6.125% 2/01/27 (a)	50,000	45,375
Bristol-Myers Squibb Co.
4.350% 11/15/47	120,000	99,085
5.100% 2/22/31	70,000	70,451
5.200% 2/22/34	210,000	209,737
5.550% 2/22/54	30,000	29,102
5.650% 2/22/64	20,000	19,247
CVS Health Corp.
2.125% 9/15/31	330,000	264,296
4.300% 3/25/28	580,000	561,966
Eli Lilly & Co.
4.600% 8/14/34	80,000	76,806
4.700% 2/09/34	180,000	174,476
5.000% 2/09/54	20,000	18,380
5.100% 2/09/64	140,000	127,930
Johnson & Johnson 3.625% 3/03/37	160,000	138,725
Merck & Co., Inc. 1.450% 6/24/30	120,000	100,639
Pfizer, Inc. 1.700% 5/28/30	280,000	238,583
Teva Pharmaceutical Finance Netherlands III BV 3.150% 10/01/26	1,700,000	1,633,525
		4,908,781
Pipelines — 3.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.250% 7/15/32 (a)	50,000	51,367
Cameron LNG LLC 3.302% 1/15/35 (a)	150,000	123,782
Columbia Pipelines Operating Co. LLC
6.036% 11/15/33 (a)	260,000	266,708
6.544% 11/15/53 (a)	30,000	31,439
Energy Transfer LP
3.750% 5/15/30	230,000	214,584
3.900% 7/15/26	710,000	700,662
4.750% 1/15/26	240,000	239,662
5.550% 5/15/34	100,000	99,488
6.250% 4/15/49	320,000	320,268
Enterprise Products Operating LLC
3.700% 1/31/51	140,000	100,308
4.150% 10/16/28	1,030,000	1,005,300
4.850% 1/31/34	220,000	212,798

	Principal Amount	Value
EQM Midstream Partners LP 4.750% 1/15/31 (a)	$140,000	$131,660
Kinder Morgan Energy Partners LP 6.950% 1/15/38	125,000	135,442
Kinder Morgan, Inc. 4.300% 3/01/28	110,000	107,950
MPLX LP 4.700% 4/15/48	400,000	327,757
ONEOK, Inc.
5.550% 11/01/26	40,000	40,498
5.800% 11/01/30	70,000	72,149
6.625% 9/01/53	60,000	63,085
Targa Resources Corp. 4.950% 4/15/52	40,000	33,688
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/01/31	140,000	135,176
Venture Global LNG, Inc. 7.000% 1/15/30 (a)	130,000	131,947
Western Midstream Operating LP
3.100% STEP 2/01/25	240,000	239,394
4.050% STEP 2/01/30	900,000	844,158
5.250% STEP 2/01/50	1,610,000	1,371,283
Williams Cos., Inc.
3.500% 11/15/30	70,000	64,318
3.500% 10/15/51	125,000	85,165
3.750% 6/15/27	250,000	243,680
5.150% 3/15/34	170,000	165,281
		7,558,997
Real Estate Investment Trusts (REITS) — 0.1%
Crown Castle, Inc. 3.300% 7/01/30	35,000	31,801
Service Properties Trust 8.375% 6/15/29	80,000	77,340
		109,141
Retail — 0.4%
Costco Wholesale Corp.
1.375% 6/20/27	20,000	18,592
1.600% 4/20/30	20,000	17,117
Home Depot, Inc.
2.700% 4/15/30	70,000	63,026
3.300% 4/15/40	120,000	93,491
3.350% 4/15/50	260,000	181,259
Lowe’s Cos., Inc. 4.500% 4/15/30	50,000	49,055
McDonald’s Corp.
3.500% 7/01/27	300,000	292,202
3.600% 7/01/30	90,000	84,423

The accompanying notes are an integral part of the financial statements.
9

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Walmart, Inc.
1.500% 9/22/28	$60,000	$53,901
1.800% 9/22/31	20,000	16,694
		869,760
Semiconductors — 0.4%
Broadcom, Inc. 3.419% 4/15/33 (a)	296,000	259,098
Intel Corp. 1.600% 8/12/28	120,000	105,844
Micron Technology, Inc.
5.300% 1/15/31	90,000	89,910
5.875% 2/09/33	60,000	61,453
NVIDIA Corp. 3.700% 4/01/60	170,000	125,421
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875% 6/18/26	85,000	83,835
		725,561
Software — 0.2%
Microsoft Corp. 2.921% 3/17/52	30,000	19,819
Oracle Corp.
1.650% 3/25/26	230,000	221,719
3.850% 4/01/60	250,000	171,503
4.650% 5/06/30	20,000	19,711
5.375% 9/27/54	40,000	36,869
		469,621
Telecommunications — 1.8%
AT&T, Inc.
2.750% 6/01/31	160,000	139,179
3.500% 9/15/53	309,000	208,062
3.550% 9/15/55	215,000	144,606
Rogers Communications, Inc. 5.300% 2/15/34	110,000	107,213
T-Mobile USA, Inc.
2.250% 2/15/26	205,000	199,112
2.550% 2/15/31	60,000	51,610
3.375% 4/15/29	50,000	46,668
3.400% 10/15/52	230,000	153,427
3.500% 4/15/25	130,000	129,412
3.500% 4/15/31	700,000	634,599
3.875% 4/15/30	430,000	404,624
5.150% 4/15/34 (b)	80,000	78,708
Telefonica Emisiones SA
5.213% 3/08/47	150,000	132,878
Verizon Communications, Inc.
2.650% 11/20/40	15,000	10,256
3.850% 11/01/42	430,000	337,899
3.875% 2/08/29	550,000	530,480

	Principal Amount	Value
3.875% 3/01/52	$435,000	$321,221
		3,629,954
Transportation — 0.2%
Union Pacific Corp.
2.150% 2/05/27	50,000	47,668
2.891% 4/06/36	270,000	217,753
3.750% 2/05/70	150,000	100,075
3.839% 3/20/60	120,000	85,760
		451,256
TOTAL CORPORATE DEBT (Cost $77,706,950)		73,737,995
Non-U.S. Government Agency Obligations — 14.9%
Automobile Asset-Backed Securities — 0.5%
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class A, 5.230% 12/20/30 (a)	520,000	523,851
Series 2024-1A, Class A, 5.360% 6/20/30 (a)	430,000	435,486
		959,337
Commercial Mortgage-Backed Securities — 5.1%
Bank
Series 2020-BN28, Class AS, 2.140% 3/15/63	380,000	318,364
Series 2022-BNK39, Class AS, 3.181% 2/15/55	302,000	258,203
Series 2017-BNK8, Class A3, 3.229% 11/15/50	266,464	256,435
Benchmark Mortgage Trust
Series 2020-B19, Class AS, 2.148% 9/15/53	380,000	308,050
Series 2020-B18, Class AGNF, 4.139% 7/15/53 (a)	378,000	362,148
BPR Trust
Series 2021-TY, Class A, 1 mo. USD Term SOFR + 1.164% 5.563% FRN 9/15/38 (a)	550,000	545,874
Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.898% 6.295% FRN 4/15/37 (a)	460,000	461,724
BX Commercial Mortgage Trust
Series 2024-XL5, Class A, 1 mo. USD Term SOFR + 1.392% 5.789% FRN 3/15/41 (a)	153,789	154,221
Series 2023-XL3, Class A, 1 mo. USD Term SOFR + 1.761% 6.159% FRN 12/09/40 (a)	160,135	160,785

The accompanying notes are an integral part of the financial statements.
10

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-VOLT, Class F, 1 mo. USD Term SOFR + 2.514% 6.912% FRN 9/15/36 (a)	$405,000	$404,241
Series 2024-BIO2, Class D, 7.713% VRN 8/13/41 (a) (e)	100,000	97,866
Series 2021-21M, Class H, 1 mo. USD Term SOFR + 4.124% 8.522% FRN 10/15/36 (a)	277,200	272,316
BX Trust, Series 2019-OC11, Class E, 3.944% VRN 12/09/41 (a) (e)	374,000	332,171
CD Mortgage Trust, Series 2017-CD3, Class A4 3.631% 2/10/50	120,000	113,221
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA, 0.952% VRN 1/10/48 (e)	4,609,617	26,811
Citigroup Commercial Mortgage Trust
Series 2019-GC41, Class B, 3.199% 8/10/56	163,000	136,682
Series 2020-420K, Class D, 3.312% VRN 11/10/42 (a) (e)	200,000	171,533
Series 2020-420K, Class E, 3.312% VRN 11/10/42 (a) (e)	200,000	164,645
Series 2017-C4, Class B, 4.096% VRN 10/12/50 (e)	340,000	312,925
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XA, 0.449% VRN 4/15/50 (e)	1,754,173	16
Series 2019-C16, Class B, 3.885% 6/15/52	334,000	294,511
CSMC Trust, Series 2021-B33, Class B, 3.645% VRN 10/10/43 (a) (e)	300,000	253,462
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A, 5.843% VRN 1/15/41 (a) (e)	220,000	221,541
GS Mortgage Securities Corp. II, Series 2024-70P, Class E,
8.965% VRN 3/10/41 (a) (e)	250,000	253,444
GS Mortgage Securities Corp. Trust, Series 2018-RIVR, Class C, 1 mo. USD Term SOFR + 1.547%
5.944% FRN 7/15/35 (a)	167,000	8,390
GS Mortgage Securities Trust, Series 2015-GS1, Class XA,
0.752% VRN 11/10/48 (e)	7,345,006	28,528
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class XA, 0.876% VRN 1/15/49 (e)	3,174,874	27,210
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	157,812

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class XA, 0.411% VRN 7/15/48 (e)	$7,414,347	$12,758
Series 2015-C29, Class XA, 0.517% VRN 5/15/48 (e)	5,025,729	6,155
Series 2014-C25, Class XA, 0.544% VRN 11/15/47 (e)	875,261	12
Series 2015-C28, Class XA, 0.784% VRN 10/15/48 (e)	4,252,302	3,920
Series 2014-C23, Class D, 4.049% VRN 9/15/47 (a) (e)	391,000	341,070
KIND Trust, Series 2021-KIND, Class A, 1 mo. USD Term SOFR + 1.064%
5.465% FRN 8/15/38 (a)	158,675	157,089
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4 2.600% 9/15/49	108,055	104,027
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA,
0.842% VRN 12/15/48 (e)	5,199,251	26,690
MSWF Commercial Mortgage Trust
Series 2023-1, Class A4, 5.472% 5/15/56	250,000	250,681
Series 2023-2, Class A5, 6.014% VRN 12/15/56 (e)	250,000	263,082
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397%
5.797% FRN 3/15/39 (a)	540,000	539,493
NJ Trust, Series 2023-GSP, Class A,
6.481% VRN 1/06/29 (a) (e)	200,000	208,085
NRTH Mortgage Trust, Series 2024-PARK, Class A, 1 mo. USD Term SOFR + 1.641%
6.038% FRN 3/15/39 (a)	250,000	250,156
NYC Trust, Series 2024-3ELV, Class A, 1 mo. USD Term SOFR + 1.991%
6.388% FRN 8/15/29 (a)	120,000	120,525
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A,
5.567% VRN 7/15/39 (a) (e)	330,000	328,656
PFP Ltd., Series 2024-11, Class A, 1 mo. USD Term SOFR + 1.832%
6.315% FRN 9/17/39 (a)	97,562	97,989
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA,
1.820% VRN 10/10/48 (e)	2,770,575	44,667

The accompanying notes are an integral part of the financial statements.
11

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLG Office Trust, Series 2021-OVA, Class E 2.851% 7/15/41 (a)	$260,000	$208,817
TTAN, Series 2021-MHC, Class F, 1 mo. USD Term SOFR + 3.014% 7.413% FRN 3/15/38 (a)	296,082	295,897
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class XA, 0.577% VRN 7/15/58 (e)	8,661,020	15,639
Series 2015-P2, Class XA, 0.910% VRN 12/15/48 (e)	3,291,394	14,465
Series 2019-C53, Class XA, 1.025% VRN 10/15/52 (e)	3,768,631	149,969
Series 2017-C38, Class A4, 3.190% 7/15/50	285,050	273,674
Series 2016-C35, Class B, 3.438% 7/15/48	328,000	314,758
Series 2024-C63, Class A5, 5.309% 8/15/57	140,000	139,981
		10,271,384
Home Equity Asset-Backed Securities — 0.0%
Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5, Class 2A2, 1 mo. USD Term SOFR + 0.474% 3.952% FRN 10/25/36	51,558	16,886
Other Asset-Backed Securities — 3.7%
AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 3 mo. USD Term SOFR + 2.000% 6.617% FRN 4/20/36 (a)	200,000	200,719
ARES Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, 3 mo. USD Term SOFR + 1.750% 6.406% FRN 10/15/36 (a)	450,000	453,263
Birch Grove CLO 11 Ltd., Series 2024-11A, Class A1, 3 mo. USD Term SOFR + 1.360% 5.709% FRN 1/22/38 (a)	570,000	571,145
Birch Grove CLO 4 Ltd., Series 2022-4A, Class A1R, 3 mo. USD Term SOFR + 1.480% 6.136% FRN 7/15/37 (a)	170,000	171,049
Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1, 3 mo. USD Term SOFR + 1.800% 6.417% FRN 10/20/36 (a)	200,000	201,550
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 8.200% STEP 12/16/41 (a)	360,458	359,185

	Principal Amount	Value
CarVal CLO XI C Ltd., Series 2024-3A, Class A1, 3 mo. USD Term SOFR + 1.390% 5.961% FRN 10/20/37 (a)	$240,000	$241,163
Cayuga Park CLO Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.382% 6.029% FRN 7/17/34 (a)	200,000	200,335
CLI Funding VI LLC, Series 2020-3A, Class A 2.070% 10/18/45 (a)	135,000	123,700
Dividend Solar Loans LLC, Series 2018-1, Class B 4.290% 7/20/38 (a)	426,664	380,762
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 3 mo. USD Term SOFR + 1.282%
5.938% FRN 4/15/31 (a)	177,085	177,360
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, 3 mo. USD Term SOFR + 1.520% 6.137% FRN 4/20/37 (a)	170,000	171,181
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, 3 mo. USD Term SOFR + 1.520% 6.137% FRN 4/20/37 (a)	100,000	100,667
Empower CLO Ltd., Series 2023-2A, Class A1, 3 mo. USD Term SOFR + 2.200% 6.856% FRN 7/15/36 (a)	270,000	272,737
Hero Funding Trust, Series 2016-4A, Class A2 4.290% 9/20/47 (a)	73,932	68,143
HPS Loan Management Ltd., Series 15A-19, Class A1R, 3 mo. USD Term SOFR + 1.320% 5.952% FRN 1/22/35 (a)	250,000	250,547
M&T Equipment Notes, Series 2024-1, Class A4 4.940% 8/18/31 (a)	250,000	247,759
MACH 1 Cayman Ltd., Series 2019-1, Class A 3.474% 10/15/39 (a)	231,549	222,412
Mosaic Solar Loan Trust, Series 2020-2A, Class B 2.210% 8/20/46 (a)	213,682	171,185
Mosaic Solar Loans LLC, Series 2017-1A, Class A 4.450% 6/20/42 (a)	143,506	139,590
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 3 mo. USD Term SOFR + 1.422% 6.078% FRN 7/15/34 (a)	250,000	250,544

The accompanying notes are an integral part of the financial statements.
12

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Octagon 66 Ltd., Series 2022-1A, Class A1R, 3 mo. USD Term SOFR + 1.750%
6.235% FRN 11/16/36 (a)	$250,000	$252,657
Rad CLO 22 Ltd., Series 2023-22A, Class A1, 3 mo. USD Term SOFR + 1.830%
6.447% FRN 1/20/37 (a)	400,000	402,735
Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A, Class A1, 3 mo. USD Term SOFR + 1.390%
5.704% FRN 1/30/38 (a)	180,000	180,031
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A
2.980% 6/20/47 (a)	326,986	283,637
Sunnova Helios VII Issuer LLC, Series 2021-C, Class C
2.630% 10/20/48 (a)	407,092	272,702
Textainer Marine Containers VII Ltd.
Series 2020-2A, Class A, 2.100% 9/20/45 (a)	294,177	270,912
Series 2024-1A, Class A, 5.250% 8/20/49 (a)	193,600	190,129
Vault DI Issuer LLC, Series 2021-1A, Class A2 2.804% 7/15/46 (a)	500,000	472,636
		7,300,435
Student Loans Asset-Backed Securities — 0.9%
College Avenue Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD Term SOFR + 1.314%
5.653% FRN 12/26/47 (a)	147,369	147,510
ELFI Graduate Loan Program LLC, Series 2020-A, Class A
1.730% 8/25/45 (a)	233,549	203,712
SMB Private Education Loan Trust
Series 2024-A, Class A1A, 5.240% 3/15/56 (a)	265,830	265,017
Series 2024-C, Class A1B, 30 day USD SOFR Average + 1.100% 5.698% FRN 6/17/52 (a)	326,935	327,749
SoFi Professional Loan Program LLC
Series 2017-D, Class BFX, 3.610% 9/25/40 (a)	350,000	324,994
Series 2018-B, Class BFX, 3.830% 8/25/47 (a)	500,000	462,065
		1,731,047

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 4.7%
Angel Oak Mortgage Trust, Series 2024-10, Class A1,
5.348% STEP 10/25/69 (a)	$244,742	$243,400
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A,
4.979% VRN 4/25/37 (e)	412,588	375,090
Countrywide Home Loans Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1, 4.409% VRN 2/25/47 (e)	619,149	569,781
Series 2007-3, Class A21, 6.000% 4/25/37	1,283,671	612,106
Series 2007-14, Class A6, 6.000% 9/25/37	1,110,753	555,999
GCAT Trust, Series 2024-INV3, Class A17,
6.500% VRN 9/25/54 (a) (e)	92,647	93,784
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD Term SOFR + 0.454%
4.821% FRN 12/19/36	348,360	306,738
HOMES Trust, Series 2024-NQM1, Class A1,
5.915% STEP 7/25/69 (a)	376,949	378,709
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1,
2.489% VRN 9/25/56 (a) (e)	1,028,000	669,300
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1,
3.711% VRN 7/25/35 (e)	195,459	175,219
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-INV2, Class A1, 6.500% VRN 2/25/54 (a) (e)	459,935	465,576
Series 2024-INV3, Class A1, 6.500% VRN 6/25/54 (a) (e)	363,064	367,517
New Residential Mortgage Loan Trust, Series 2022-NQM4, Class A1,
5.000% STEP 6/25/62 (a)	406,313	401,490
OBX Trust, Series 2024-NQM11, Class A1,
5.875% STEP 6/25/64 (a)	373,568	375,183
PRKCM Trust, Series 2023-AFC1, Class A1,
6.598% STEP 2/25/58 (a)	297,963	300,145
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3,
6.500% VRN 10/26/37 (a) (e)	623,694	254,740

The accompanying notes are an integral part of the financial statements.
13

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD Term SOFR + 0.714%
6.000% FRN 4/25/37	$134,818	$108,149
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2,
4.933% VRN 10/25/37 (e)	428,095	340,209
Verus Securitization Trust
Series 2021-4, Class M1, 2.195% VRN 7/25/66 (a) (e)	1,000,000	641,034
Series 2021-R1, Class M1, 2.338% 10/25/63 (a)	1,500,000	1,352,074
Series 2022-6, Class A1, 4.910% STEP 6/25/67 (a)	226,446	224,168
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5,
6.850% STEP 5/25/36	557,780	483,911
		9,294,322
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $36,110,708)		29,573,411
Sovereign Debt Obligations — 5.5%
Brazil Letras do Tesouro Nacional
1/01/26 BRL (d)	708,000	99,190
Brazil Notas do Tesouro Nacional Series F
10.000% 1/01/27 BRL (d)	2,920,000	405,930
10.000% 1/01/33 BRL (d)	3,249,000	378,835
Brazilian Government International Bond
3.750% 9/12/31	950,000	799,830
5.625% 2/21/47 (b)	300,000	235,315
Colombia Government International Bond
3.250% 4/22/32	230,000	176,065
4.125% 2/22/42	440,000	277,209
Indonesia Government International Bond
3.500% 1/11/28	320,000	305,464
Israel Government International Bond
2.750% 7/03/30 (b)	310,000	269,235
Jamaica Government International Bond
9.625% 11/03/30 JMD (d)	22,000,000	148,410
Mexican Bonos
7.750% 11/23/34 MXN (d)	8,220,000	328,965
7.750% 11/13/42 MXN (d)	152,850,000	5,615,447

	Principal Amount	Value
Mexico Government International Bond
2.659% 5/24/31	$200,000	$162,268
3.750% 1/11/28	205,000	194,622
4.280% 8/14/41	450,000	329,997
Nigeria Government International Bond
7.143% 2/23/30 (a)	210,000	189,923
Peruvian Government International Bond
6.550% 3/14/37	260,000	270,660
Provincia de Buenos Aires/Government Bond
6.625% STEP 9/01/37 (a)	520,236	346,217
Republic of Kenya Government International Bond
6.300% 1/23/34 (a)	370,000	291,353
		10,824,935
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,479,155)		10,824,935
U.S. Government Agency Obligations and Instrumentalities (f) — 33.7%
Collateralized Mortgage Obligations — 4.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K-157, Class X1, 0.254% VRN 5/25/33 (e)	10,397,806	220,517
Series K-154, Class X1, 0.353% VRN 1/25/33 (e)	7,096,784	187,713
Series K124, Class X1, 0.717% VRN 12/25/30 (e)	5,858,107	204,712
Federal Home Loan Mortgage Corp. REMICS
Series 5092, Class AP, 2.000% 4/25/41	72,507	62,066
Series 4991, Class QV, 2.000% 9/25/45	90,591	73,516
Series 5085, Class NI, 2.000% 3/25/51	1,257,227	153,343
Series 5274, Class IO, 2.500% 1/25/51	615,507	101,652
Series 5071, Class IH, 2.500% 2/25/51	227,367	30,548
Series 5377, Class IO, 2.500% 12/25/51	826,443	107,818
Series 4481, Class B, 3.000% 12/15/42	710,293	684,991

The accompanying notes are an integral part of the financial statements.
14

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 4483, Class CA, 3.000% 6/15/44	$1,287,286	$1,214,636
Series 4391, Class MZ, 3.000% 9/15/44	135,950	116,561
Series 5180, Class IN, 3.000% 7/25/51	1,270,679	252,540
Series 5483, Class FD, 30 day USD SOFR Average + 1.300% 5.869% FRN 12/25/54	108,749	108,731
Federal National Mortgage Association Interest STRIPS Series 440, Class C50 4.500% 10/25/53	937,769	225,247
Federal National Mortgage Association REMICS
Series 2018-21, 0.000% 4/25/48	558,587	400,369
Series 2021-48, Class NS, 30 day USD SOFR Average + 3.650% 0.000% FRN 8/25/51	960,751	23,012
Series 2021-65, Class JA, 2.000% 1/25/46	66,239	57,643
Series 2020-57, Class TA, 2.000% 4/25/50	219,911	186,863
Series 2020-56, Class AQ, 2.000% 8/25/50	300,000	230,209
Series 2014-6, Class Z, 2.500% 2/25/44	131,342	110,977
Series 2012-118, Class VZ, 3.000% 11/25/42	117,528	103,745
Series 2021-18, Class ZG, 3.000% 6/25/50	2,693,229	1,676,387
Series 2020-96, Class IN, 3.000% 1/25/51	366,059	63,688
Series 2015-65, Class CZ, 3.500% 9/25/45	138,568	113,380
Government National Mortgage Association
Series 2022-210, Class IO, 0.700% VRN 7/16/64 (e)	1,464,042	94,127
Series 2022-216, Class IO, 0.749% VRN 7/16/65 (e)	1,475,782	95,106
Series 2020-91, Class IU, 0.966% VRN 5/16/62 (e)	3,475,729	219,781
Series 2022-3, Class B, 1.850% 2/16/61	500,000	265,099
Series 2020-175, Class GI, 2.000% 11/20/50	131,761	15,694
Series 2022-113, Class Z, 2.000% 9/16/61	1,261,473	672,408
Series 2023-92, Class AH, 2.000% 6/16/64	99,760	75,744

	Principal Amount	Value
Series 2022-220, Class E, 3.000% VRN 10/16/64 (e)	$100,000	$67,145
Government National Mortgage Association REMICS
Series 2021-103, Class SA, 30 day USD SOFR Average + 3.250% 0.000% FRN 4/20/51	1,048,510	18,593
Series 2021-115, Class MI, 2.500% 5/20/51	482,867	56,460
Series 2021-96, Class VI, 2.500% 6/20/51	389,396	56,518
Series 2021-176, Class IN, 2.500% 10/20/51	465,702	67,486
Series 2022-189, Class PT, 2.500% 10/20/51	86,877	70,214
Series 2022-99, Class JW, 2.500% 1/20/52	100,000	78,530
Series 2021-57, Class BI, 3.000% 3/20/51	566,421	95,067
Series 2021-98, Class IG, 3.000% 6/20/51	847,383	149,882
Series 2021-137, Class IQ, 3.000% 8/20/51	1,119,536	193,179
Series 2021-117, Class ID, 3.500% 6/20/51	637,644	110,269
Series 2023-130, Class IO, 4.000% 8/20/47	1,395,566	244,374
Series 2020-H20, Class FA, 1 mo. USD Term SOFR + 0.464% 5.117% FRN 4/20/70	164,481	162,383
		9,518,923
Pass-Through Securities — 27.5%
Federal Home Loan Mortgage Corp.
Pool #RB5084 1.500% 11/01/40	403,371	327,691
Pool #RB5110 1.500% 5/01/41	449,679	363,335
Pool #RB5117 1.500% 7/01/41	381,763	307,869
Pool #RA4537 1.500% 2/01/51	75,949	56,566
Pool #RB5105 2.000% 3/01/41	207,075	173,404
Pool #RB5131 2.000% 10/01/41	534,573	445,175
Pool #RB5138 2.000% 12/01/41	389,369	323,524
Pool #RB0714 2.000% 12/01/41	78,384	65,300
Pool #SC0313 2.000% 1/01/42	425,782	353,246
Pool #RB5145 2.000% 2/01/42	642,597	533,125
Pool #QK1354 2.000% 2/01/42	79,854	66,250
Pool #SC0384 2.000% 4/01/42	261,944	218,927
Pool #RB5153 2.000% 4/01/42	739,575	612,889
Pool #SC0319 2.000% 4/01/42	83,301	69,370
Pool #SD8079 2.000% 7/01/50	163,723	128,259
Pool #QB3535 2.000% 9/01/50	477,251	373,875
Pool #QB4985 2.000% 11/01/50	66,270	52,040

The accompanying notes are an integral part of the financial statements.
15

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD0715 2.000% 9/01/51	$1,601,728	$1,270,798
Pool #QD3960 2.000% 1/01/52	324,760	254,820
Pool #RB5149 2.500% 3/01/42	79,872	68,478
Pool #QK1449 2.500% 4/01/42	160,208	137,204
Pool #RB5154 2.500% 4/01/42	163,372	139,913
Pool #G08520 2.500% 1/01/43	421,348	362,866
Pool #SD7521 2.500% 7/01/50	177,816	147,504
Pool #SD7525 2.500% 10/01/50	559,692	464,285
Pool #RA3913 2.500% 11/01/50	205,782	170,704
Pool #RA4142 2.500% 12/01/50	258,527	214,135
Pool #SD7534 2.500% 2/01/51	130,972	108,973
Pool #SD2991 2.500% 9/01/51	86,562	71,671
Pool #SD0777 2.500% 11/01/51	78,918	64,875
Pool #SD0857 2.500% 1/01/52	411,312	338,499
Pool #SD1749 2.500% 4/01/52	85,511	70,453
Pool #SD7554 2.500% 4/01/52	972,662	803,210
Pool #841703 1 yr. USD RFUCCT + 1.634% 2.647% FRN 12/01/50	265,463	245,670
Pool #QK1512 3.000% 5/01/42	148,051	131,032
Pool #RA2797 3.000% 6/01/50	50,884	43,413
Pool #QC3242 3.000% 6/01/51	395,341	340,382
Pool #SD8174 3.000% 10/01/51	1,205,041	1,027,353
Pool #SD0781 3.000% 11/01/51	71,556	61,162
Pool #QD6216 3.000% 2/01/52	75,536	64,681
Pool #QD7333 3.000% 2/01/52	84,823	72,660
Pool #SD7555 3.000% 8/01/52	815,182	702,623
Pool #G08632 3.500% 3/01/45	550,285	498,005
Pool #SD1218 4.000% 7/01/49	289,204	268,174
Pool #SD2866 4.000% 7/01/49	84,787	78,833
Pool #SD5352 4.000% 7/01/50	461,350	430,109
Pool #RA7185 4.000% 4/01/52	319,332	294,315
Pool #RA7186 4.000% 4/01/52	157,942	145,717
Pool #SD7560 4.000% 2/01/53	169,847	157,164
Pool #SD2792 4.500% 3/01/47	80,871	78,436
Pool #SD1143 4.500% 9/01/50	1,039,817	991,285
Pool #SD0615 4.500% 1/01/51	75,084	71,720
Pool #SD1807 4.500% 7/01/52	84,065	79,642
Pool #SD2394 4.500% 11/01/52	87,576	82,777
Pool #SD1775 4.500% 11/01/52	173,825	164,626
Pool #SD2355 4.500% 12/01/52	83,973	79,372
Pool #SD1305 5.000% 7/01/52	401,467	388,460
Pool #SD2591 5.000% 3/01/53	85,498	82,939
Pool #RA8790 5.000% 4/01/53	178,352	172,902
Pool #RA8694 5.000% 4/01/53	177,468	172,765
Pool #SD3722 5.000% 5/01/53	84,064	81,548
Pool #SD2245 5.500% 12/01/52	86,686	86,144
Pool #SD2138 5.500% 1/01/53	89,267	88,779
Pool #SD2723 5.500% 3/01/53	90,562	89,882
Pool #SD2688 5.500% 4/01/53	87,597	86,968

	Principal Amount	Value
Pool #SD2511 5.500% 4/01/53	$84,734	$83,978
Pool #QG1295 5.500% 4/01/53	87,710	86,904
Pool #SD2762 5.500% 5/01/53	86,452	85,831
Pool #SD2756 5.500% 5/01/53	85,112	84,533
Pool #SD2892 5.500% 5/01/53	82,801	82,206
Pool #QG7311 5.500% 7/01/53	89,229	88,376
Pool #RA9437 5.500% 7/01/53	89,070	88,318
Pool #SD5384 5.500% 7/01/53	96,712	95,824
Pool #SD3475 5.500% 8/01/53	88,767	88,101
Pool #SD2284 6.000% 12/01/52	81,602	82,504
Pool #SD2578 6.000% 3/01/53	168,045	169,796
Pool #SD3432 6.000% 7/01/53	85,793	86,848
Pool #SD3642 6.000% 9/01/53	86,751	88,143
Pool #SD3737 6.000% 9/01/53	89,967	90,961
Pool #RJ1350 6.000% 4/01/54	95,880	96,910
Pool #SD5143 6.000% 4/01/54	184,577	186,616
Pool #SD5876 6.000% 5/01/54	97,517	98,472
Pool #SD5691 6.000% 6/01/54	99,431	100,365
Pool #SD5709 6.000% 7/01/54	95,567	96,336
Pool #SD2452 6.500% 2/01/53	77,827	80,178
Pool #RA8904 6.500% 4/01/53	149,588	154,071
Pool #RA9081 6.500% 5/01/53	81,295	83,839
Pool #SD4030 6.500% 10/01/53	175,731	181,195
Pool #RJ0954 6.500% 2/01/54	85,286	87,869
Pool #RJ1358 6.500% 4/01/54	94,502	97,394
Federal National Mortgage Association
Pool #MA4519 1.500% 1/01/42	81,094	65,052
Pool #MA4236 1.500% 1/01/51	77,155	57,006
Pool #MA4280 1.500% 3/01/51	15,735	11,626
Pool #FP0028 2.000% 8/01/40	87,255	73,433
Pool #MA4422 2.000% 9/01/41	746,791	621,903
Pool #MA4446 2.000% 10/01/41	225,957	188,169
Pool #MA4474 2.000% 11/01/41	153,173	127,271
Pool #MA4501 2.000% 12/01/41	78,219	64,992
Pool #MA4540 2.000% 2/01/42	158,005	131,087
Pool #MA4606 2.000% 5/01/42	253,240	209,861
Pool #BQ3331 2.000% 8/01/50	70,447	55,188
Pool #CA7023 2.000% 9/01/50	67,449	53,008
Pool #CA7224 2.000% 10/01/50	133,857	105,197
Pool #BQ4926 2.000% 10/01/50	66,519	52,027
Pool #MA4237 2.000% 1/01/51	213,404	166,912
Pool #FS4654 2.000% 7/01/51	178,304	139,682
Pool #FS4270 2.000% 3/01/52	88,169	69,347
Pool #BS4941 2.460% 4/01/32	978,200	829,033
Pool #MA4177 2.500% 11/01/40	52,947	45,908
Pool #FS0697 2.500% 2/01/42	75,859	65,583
Pool #MA4571 2.500% 3/01/42	78,563	67,356
Pool #BV7697 2.500% 4/01/42	338,827	290,175

The accompanying notes are an integral part of the financial statements.
16

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA4587 2.500% 4/01/42	$162,647	$139,292
Pool #MA4607 2.500% 5/01/42	82,107	70,317
Pool #FM4052 2.500% 9/01/50	2,133,148	1,769,522
Pool #FM7673 2.500% 6/01/51	290,791	239,495
Pool #FS0028 2.500% 9/01/51	77,343	63,893
Pool #FM8786 2.500% 10/01/51	78,084	64,505
Pool #FS0549 2.500% 2/01/52	247,634	204,029
Pool #FS3368 2.500% 3/01/52	85,164	70,087
Pool #FS2595 2.500% 3/01/52	169,114	139,176
Pool #FS0835 2.500% 3/01/52	82,412	67,848
Pool #FS6620 2.500% 3/01/52	185,695	153,402
Pool #FS1626 2.500% 4/01/52	166,845	137,152
Pool #BF0560 2.500% 9/01/61	79,256	62,402
Pool #FS1542 3.000% 4/01/42	154,713	137,895
Pool #CB3542 3.000% 5/01/42	75,541	67,259
Pool #MA4643 3.000% 5/01/42	81,669	72,281
Pool #MA4632 3.000% 6/01/42	332,365	294,158
Pool #MA2248 3.000% 4/01/45	253,622	217,414
Pool #AS7661 3.000% 8/01/46	246,353	210,643
Pool #FM9934 3.000% 12/01/48	763,829	661,941
Pool #FM9564 3.000% 2/01/50	907,175	786,166
Pool #CA6315 3.000% 7/01/50	82,762	71,101
Pool #CA7531 3.000% 10/01/50	67,068	58,017
Pool #FM8480 3.000% 11/01/50	54,447	46,861
Pool #FM7531 3.000% 5/01/51	59,687	51,277
Pool #FM9464 3.000% 11/01/51	146,643	126,441
Pool #BU1421 3.000% 1/01/52	80,646	69,309
Pool #FS2463 3.000% 2/01/52	504,512	432,169
Pool #FS1289 3.000% 3/01/52	386,140	334,150
Pool #CB3833 3.000% 6/01/52	85,192	72,923
Pool #FS8124 3.000% 6/01/52	284,296	243,975
Pool #CB3386 3.500% 4/01/42	79,371	72,329
Pool #FM7100 3.500% 6/01/50	101,911	91,628
Pool #FS1240 3.500% 12/01/51	74,955	66,853
Pool #FS1237 3.500% 12/01/51	225,912	202,481
Pool #FS1241 3.500% 1/01/52	82,905	73,892
Pool #FS1462 3.500% 1/01/52	157,046	140,758
Pool #FS2296 3.500% 1/01/52	375,665	334,002
Pool #FS1092 3.500% 4/01/52	479,206	426,049
Pool #FS1454 3.500% 4/01/52	163,282	145,286
Pool #FS1555 3.500% 4/01/52	160,382	142,934
Pool #BV8546 3.500% 5/01/52	152,505	136,437
Pool #FS1556 3.500% 5/01/52	649,095	581,114
Pool #FS1866 3.500% 5/01/52	87,817	78,236
Pool #FM3049 4.000% 4/01/44	181,494	170,272
Pool #CA2472 4.000% 10/01/48	52,269	48,190
Pool #CB3272 4.000% 4/01/52	163,759	151,083
Pool #CB3320 4.000% 4/01/52	81,733	75,329
Pool #CB3614 4.000% 5/01/52	81,203	74,917

	Principal Amount	Value
Pool #FS2023 4.000% 5/01/52	$170,385	$157,143
Pool #FM1263 4.500% 7/01/49	34,667	33,103
Pool #FS4480 4.500% 3/01/50	81,522	78,634
Pool #MA4031 4.500% 5/01/50	19,989	19,031
Pool #FS0067 4.500% 9/01/51	60,551	57,820
Pool #FS2914 4.500% 9/01/52	83,963	79,703
Pool #BX2186 4.500% 11/01/52	73,396	69,259
Pool #FS3977 4.500% 11/01/52	45,157	42,682
Pool #FS3836 4.500% 1/01/53	84,008	79,404
Pool #CB3880 5.000% 6/01/52	75,275	73,351
Pool #BW0048 5.000% 7/01/52	75,891	73,442
Pool #CB4103 5.000% 7/01/52	160,775	157,620
Pool #BW9916 5.000% 10/01/52	80,723	78,055
Pool #FS3249 5.000% 11/01/52	78,660	76,109
Pool #FS5708 5.000% 6/01/53	87,888	85,559
Pool #FS5155 5.000% 7/01/53	172,461	168,861
Pool #CB5108 5.500% 11/01/52	171,314	169,976
Pool #FS3672 5.500% 2/01/53	90,327	89,960
Pool #FS4166 5.500% 4/01/53	87,025	86,284
Pool #CB6322 5.500% 5/01/53	88,184	87,440
Pool #FS4805 5.500% 5/01/53	89,671	88,759
Pool #FS5647 5.500% 7/01/53	90,004	89,464
Pool #FS5270 5.500% 7/01/53	87,967	87,307
Pool #CB7109 5.500% 9/01/53	364,163	361,432
Pool #CB5316 6.000% 12/01/52	160,387	161,658
Pool #FS4454 6.000% 4/01/53	85,745	86,719
Pool #FS4573 6.000% 5/01/53	167,816	169,880
Pool #CB6753 6.000% 7/01/53	260,526	263,729
Pool #FS5306 6.000% 7/01/53	84,514	86,055
Pool #FS6242 6.000% 11/01/53	91,676	92,832
Pool #FS7997 6.000% 5/01/54	189,041	190,184
Pool #CB5497 6.500% 1/01/53	228,408	235,486
Pool #BX7702 6.500% 2/01/53	68,809	70,888
Pool #FS7624 6.500% 3/01/54	89,194	91,839
Pool #CB8388 6.500% 4/01/54	241,499	248,397
Government National Mortgage Association II
Pool #MA6930 2.000% 10/20/50	363,047	290,299
Pool #MA7135 2.000% 1/20/51	128,581	102,775
Pool #MA7184 2.000% 2/20/51	286,931	222,262
Pool #MA7303 2.000% 4/20/51	294,874	228,415
Pool #BS8546 2.500% 12/20/50	64,780	52,751
Pool #785565 2.500% 6/20/51	75,230	62,436
Pool #785568 2.500% 8/20/51	73,642	61,119
Pool #785662 2.500% 10/20/51	2,054,355	1,665,191
Pool #785663 2.500% 10/20/51	74,666	61,899
Pool #785764 2.500% 11/20/51	571,350	474,009
Pool #785762 2.500% 11/20/51	77,200	63,999
Pool #785789 2.500% 12/20/51	77,537	64,279

The accompanying notes are an integral part of the financial statements.
17

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #785821 2.500% 12/20/51	$78,626	$65,181
Pool #MA7368 3.000% 5/20/51	176,882	153,797
Pool #MA7590 3.000% 9/20/51	483,984	420,064
Pool #786150 3.000% 3/20/52	82,276	70,504
Pool #786583 3.000% 3/20/52	173,485	149,041
Pool #786843 3.000% 3/20/52	173,978	149,139
Pool #MA5594 3.500% 11/20/48	143,456	129,375
Pool #MA6711 3.500% 6/20/50	244,585	219,891
Pool #MA6997 3.500% 11/20/50	298,679	268,616
Pool #MA7883 3.500% 2/20/52	558,532	499,696
Pool #786216 3.500% 6/20/52	157,741	139,498
Pool #MA5078 4.000% 3/20/48	154,235	143,442
Pool #MA5763 4.000% 2/20/49	134,336	124,767
Pool #MA5817 4.000% 3/20/49	56,039	52,047
Pool #MA5876 4.000% 4/20/49	44,567	41,351
Pool #MA8045 4.000% 5/20/52	166,650	153,738
Pool #CK9592 4.000% 6/20/52	79,683	73,260
Pool #786429 4.000% 6/20/52	86,426	79,946
Pool #MA5193 4.500% 5/20/48	24,759	23,689
Pool #MA5265 4.500% 6/20/48	167,224	159,895
Pool #MA5399 4.500% 8/20/48	61,995	59,200
Pool #MA5652 4.500% 12/20/48	29,942	28,573
Pool #MA5711 4.500% 1/20/49	371,653	354,666
Pool #MA5818 4.500% 3/20/49	133,272	127,180
Pool #786366 4.500% 8/20/52	170,482	161,571
Pool #786335 4.500% 9/20/52	163,609	155,109
Pool #MA5194 5.000% 5/20/48	16,263	16,055
Pool #MA5597 5.000% 11/20/48	33,100	32,533
Pool #MA5653 5.000% 12/20/48	40,332	39,640
Pool #MA5712 5.000% 1/20/49	31,917	31,359
Pool #MA5878 5.000% 4/20/49	16,220	15,942
Pool #MA6287 5.000% 11/20/49	14,490	14,287
Pool #MA6413 5.000% 1/20/50	32,140	31,689
Pool #786340 5.000% 9/20/52	85,165	83,411
Pool #786474 5.000% 1/20/53	85,105	83,193
Pool #MA8569 5.000% 1/20/53	85,340	82,922
Pool #MA8647 5.000% 2/20/53	86,501	84,024
Pool #MA8725 5.000% 3/20/53	87,536	85,029
Pool #MA8429 5.500% 11/20/52	240,923	239,279
Pool #MA8726 5.500% 3/20/53	163,066	162,156
Pool #MA8801 5.500% 4/20/53	330,356	328,514
Pool #786835 5.500% 8/20/53	90,414	90,249
Pool #787485 5.500% 7/20/54	97,508	97,757
Pool #787228 6.000% 1/20/54	715,917	731,692
Pool #787276 6.000% 2/20/54	184,795	189,271
Pool #787236 6.500% 1/20/54	167,315	172,851
Pool #787214 6.500% 1/20/54	83,598	86,495

	Principal Amount	Value
Government National Mortgage Association II, TBA
4.500% 1/20/55 (g)	$600,000	$566,902
5.500% 1/20/55 (g)	400,000	396,420
6.000% 1/20/55 (g)	1,100,000	1,106,789
6.500% 1/20/55 (g)	1,100,000	1,118,305
Uniform Mortgage-Backed Security, TBA
2.000% 1/01/55 (g)	1,100,000	854,562
3.000% 1/01/55 (g)	700,000	593,797
5.000% 1/01/55 (g)	600,000	578,648
5.500% 1/01/55 (g)	800,000	788,969
6.000% 1/01/55 (g)	1,200,000	1,205,344
6.500% 1/01/55 (g)	500,000	510,508
		54,580,372
Whole Loans — 1.4%
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.750%
8.319% FRN 2/25/42 (a)	490,000	513,827
Federal National Mortgage Association Connecticut Avenue Securities
Series 2023-R06, Class 1M2, 30 day USD SOFR Average + 2.700% 7.269% FRN 7/25/43 (a)	240,000	249,181
Series 2022-R04, Class 1M2, 30 day USD SOFR Average + 3.100% 7.669% FRN 3/25/42 (a)	2,000,000	2,078,152
		2,841,160
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $71,978,696)		66,940,455
U.S. Treasury Obligations — 7.1%
U.S. Treasury Bonds & Notes — 7.1%
U.S. Treasury Bonds
4.125% 8/15/44	60,000	54,342
4.125% 8/15/53	250,000	222,993
4.250% 8/15/54 (b)	760,000	695,347
4.500% 2/15/44	70,000	66,883
4.500% 11/15/54	1,100,000	1,050,503
4.625% 11/15/44	10,000	9,702
4.625% 5/15/54	220,000	214,106
4.750% 11/15/53	400,000	395,718
U.S. Treasury Inflation-Indexed Notes
1.125% 1/15/33	572,227	526,283
1.875% 7/15/34	2,343,887	2,271,215

The accompanying notes are an integral part of the financial statements.
18

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Notes
3.625% 9/30/31	$2,270,000	$2,158,081
3.875% 8/15/34	360,000	340,661
4.000% 2/15/34 (b)	170,000	162,859
4.125% 11/30/29	160,000	158,238
4.125% 3/31/31	5,700,000	5,596,953
4.250% 2/28/31	240,000	237,335
		14,161,219
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,688,848)		14,161,219
TOTAL BONDS & NOTES (Cost $217,344,958)		199,648,438
TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $57,898)		36,787
TOTAL LONG-TERM INVESTMENTS (Cost $217,402,856)		199,685,225
	Number of Shares
Short-Term Investments — 1.9%
Investment of Cash Collateral from Securities Loaned — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (h)	1,453,828	1,453,828
	Principal Amount
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (i)	$2,323,738	2,323,738
TOTAL SHORT-TERM INVESTMENTS (Cost $3,777,566)		3,777,566
TOTAL INVESTMENTS — 102.4% (Cost $221,180,422) (j)		203,462,791
Other Assets/ (Liabilities) — (2.4)%		(4,721,741)
NET ASSETS — 100.0%		$198,741,050

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note^
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
VRN	Variable Rate Note^

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $40,992,413 or 20.63% of net assets.

(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $2,737,724 or 1.38% of net assets. The Fund received $1,343,964 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is perpetual and has no stated maturity date.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2024.

(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(i)
Maturity value of $2,324,093. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $2,370,340.

(j)	See Note 6 for aggregate cost for federal tax purposes.
^
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

The accompanying notes are an integral part of the financial statements.
19

MML Dynamic Bond Fund – Portfolio of Investments (Continued)
(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
USD Put EUR Call	BNP Paribas S.A.*	2/24/25	1.07	647,000	USD	647,000	$1,319	$3,527	$ (2,208)

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Bond Future	1/03/25	115.00	75	USD	8,538,281	$7,031	$11,036	$(4,005)
U.S. Treasury Note 5 Year Future	1/03/25	106.75	74	USD	7,866,547	1,734	2,933	(1,199)
U.S. Treasury Note 5 Year Future	1/03/25	107.00	37	USD	3,933,273	289	595	(306)
U.S. Treasury Note 6-7 Year Future	1/03/25	109.25	111	USD	12,071,250	5,203	12,817	(7,614)
						$14,257	$27,381	$ (13,124)
Put
U.S. Treasury Bond Future	1/03/25	113.00	75	USD	8,538,281	$8,203	$13,130	$(4,927)
U.S. Treasury Note 5 Year Future	1/03/25	106.00	37	USD	3,933,273	867	962	(95)
U.S. Treasury Note 5 Year Future	1/03/25	106.25	74	USD	7,866,547	6,938	6,253	685
U.S. Treasury Note 6-7 Year Future	1/03/25	108.25	111	USD	12,071,250	5,203	6,645	(1,442)
						$21,211	$26,990	$(5,779)
						$35,468	$54,371	$ (18,903)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
USD Put MXN Call	Bank of America N.A.*	2/06/25	19.39	903,632	USD	903,632	$(280)	$(9,730)	$9,450

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Bond Future	1/03/25	114.00	25	USD	2,846,094	$(8,203)	$(11,035)	$2,832
U.S. Treasury Note 5 Year Future	1/03/25	106.50	37	USD	3,933,273	(2,023)	(3,475)	1,452
U.S. Treasury Note 6-7 Year Future	1/03/25	108.75	37	USD	4,023,750	(6,938)	(12,671)	5,733
U.S. Treasury Note 10 Year Future	2/21/25	113.00	39	USD	4,241,250	(4,266)	(17,683)	13,417
U.S. Treasury Note 5 Year Future	2/21/25	109.00	58	USD	6,165,672	(4,531)	(16,665)	12,134
3 Month SOFR Future	12/12/25	97.50	86	USD	20,651,825	(18,275)	(21,319)	3,044
						$ (44,236)	$ (82,848)	$38,612

The accompanying notes are an integral part of the financial statements.
20

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
U.S. Treasury Bond Future	1/03/25	114.00	25	USD	2,846,094	$(12,109)	$(13,253)	$1,144
U.S. Treasury Note 5 Year Future	1/03/25	106.50	37	USD	3,933,273	(9,250)	(7,608)	(1,642)
U.S. Treasury Note 6-7 Year Future	1/03/25	108.75	37	USD	4,023,750	(6,938)	(6,702)	(236)
U.S. Treasury Note 10 Year Future	2/21/25	108.00	35	USD	3,806,250	(25,156)	(30,408)	5,252
						$(53,453)	$(57,971)	$4,518
						$(97,689)	$(140,819)	$43,130

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	1/16/25	GBP	730,000	USD	933,120	$(19,335)
Bank of America N.A.*	1/16/25	EUR	510,000	USD	550,398	(21,840)
Bank of America N.A.*	1/16/25	USD	2,412,725	GBP	1,842,007	106,976
Bank of America N.A.*	1/16/25	USD	2,907,483	CNH	20,625,435	96,498
Bank of America N.A.*	1/16/25	USD	3,243,526	EUR	2,953,294	182,769
Bank of America N.A.*	2/10/25	MXN	5,160,029	USD	253,017	(7,158)
BNP Paribas SA*	1/16/25	CAD	880,000	USD	640,209	(27,705)
BNP Paribas SA*	1/16/25	NOK	3,660,000	USD	334,397	(12,885)
BNP Paribas SA*	1/16/25	CHF	460,000	USD	522,002	(14,571)
BNP Paribas SA*	1/16/25	USD	1,882,811	CHF	1,596,140	122,095
BNP Paribas SA*	1/16/25	USD	842,807	CAD	1,156,132	38,108
Citibank N.A.*	1/03/25	BRL	7,660,000	USD	1,237,021	2,891
Citibank N.A.*	1/03/25	USD	1,244,654	BRL	7,660,000	4,742
Citibank N.A.*	1/16/25	INR	18,270,000	USD	216,437	(3,335)
Citibank N.A.*	1/16/25	CAD	1,260,000	USD	912,145	(35,152)
Citibank N.A.*	1/16/25	USD	982,054	CAD	1,410,234	494
Goldman Sachs International*	1/03/25	BRL	21,382,714	USD	3,593,644	(132,454)
Goldman Sachs International*	1/03/25	USD	3,471,727	BRL	21,382,714	10,537
Goldman Sachs International*	1/16/25	NOK	5,000,000	USD	455,203	(15,979)
Goldman Sachs International*	1/16/25	CHF	1,140,000	USD	1,302,789	(45,246)
Goldman Sachs International*	1/16/25	USD	673,599	NOK	7,450,000	19,156
Goldman Sachs International*	2/04/25	BRL	6,861,357	USD	1,120,679	(16,651)
JP Morgan Chase Bank N.A.*	1/16/25	EUR	547,000	USD	601,149	(34,245)
JP Morgan Chase Bank N.A.*	1/16/25	JPY	216,269,864	USD	1,459,603	(83,635)
JP Morgan Chase Bank N.A.*	1/16/25	AUD	1,576,624	USD	1,056,469	(80,603)
JP Morgan Chase Bank N.A.*	1/16/25	USD	1,328,345	CNH	9,609,115	18,744
JP Morgan Chase Bank N.A.*	1/16/25	MXN	6,160,000	USD	302,265	(7,526)
JP Morgan Chase Bank N.A.*	1/16/25	USD	166,239	JPY	24,700,000	9,091
JP Morgan Chase Bank N.A.*	1/16/25	USD	5,303,899	MXN	105,019,251	279,020
Morgan Stanley & Co. LLC*	1/16/25	CAD	260,000	USD	188,982	(8,015)
						$324,786

The accompanying notes are an integral part of the financial statements.
21

MML Dynamic Bond Fund – Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	3/20/25	68	$8,014,674	$ (273,299)
U.S. Treasury Ultra Bond	3/20/25	83	10,287,792	(418,573)
UK Long Gilt	3/27/25	15	1,782,919	(47,598)
U.S. Treasury Note 5 Year	3/31/25	190	20,315,300	(117,409)
3 Month SOFR Future	3/17/26	182	43,747,405	(42,380)
				$ (899,259)
Short
Japanese 10 Year Bond	3/13/25	3	$(2,717,135)	$11,615
U.S. Treasury Note 10 Year	3/20/25	124	(13,542,597)	57,597
U.S. Treasury Ultra 10 Year	3/20/25	30	(3,371,796)	32,421
U.S. Treasury Note 2 Year	3/31/25	14	(2,880,778)	2,247
				$103,880

Centrally Cleared Credit Default Swaps - Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 43†	1.000%	Quarterly	12/20/29	BBB**	USD	16,893,000	$377,356	$380,973	$(3,617)
CDX.NA.HY Series 43†	5.000%	Quarterly	12/20/29	BB-**	USD	1,040,200	80,275	74,749	5,526
							$457,631	$455,722	$1,909

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 3.650%	Annually	3/18/30	USD	8,213,000	$(138,111)	$ (202,863)	$64,752
Fixed 4.200%	Annually	12-Month USD SOFR	Annually	4/30/31	USD	13,900,000	(117,636)	(223,480)	105,844
Fixed 3.150%	Annually	12-Month USD SOFR	Annually	5/15/48	USD	664,000	90,046	73,246	16,800
Fixed 3.510%	Annually	12-Month USD SOFR	Annually	3/18/55	USD	2,075,000	147,230	143,831	3,399
							$(18,471)	$ (209,266)	$190,795

The accompanying notes are an integral part of the financial statements.
22

MML Dynamic Bond Fund – Portfolio of Investments (Continued)
OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI	Maturity	Fixed 11.030%	Maturity	Bank of America N.A.*	1/02/26	BRL	26,802,000	$ (145,758)	$ —	$ (145,758)
BRL-CDI	Maturity	Fixed 10.262%	Maturity	JP Morgan Chase Bank N.A.*	1/02/29	BRL	17,860,000	(391,353)	—	(391,353)
								$(537,111)	$—	$(537,111)

OTC Total Return Swaps

Paid by the Fund				Received by the Fund
Rate/Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional	Frequency	Counterparty	Termination Date	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1 day USD SOFR + 110BP	USD	1,101,000	Quarterly	JPEIFNTR	7,793	Quarterly	JP Morgan Chase Bank N.A.*	3/06/25	$32,295	$ —	$ 32,295

*	Contracts are subject to a master netting agreement or similar agreement.
**
Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††
For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company's rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JMD	Jamaican Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
23

MML Equity Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 98.3%
Common Stock — 98.3%
Communication Services — 5.7%
AT&T, Inc.	613,300	$13,964,841
Comcast Corp. Class A	316,300	11,870,739
Fox Corp. Class A	30,100	1,462,258
Interpublic Group of Cos., Inc.	32,100	899,442
Match Group, Inc. (a)	9,800	320,558
Omnicom Group, Inc. (b)	19,500	1,677,780
Verizon Communications, Inc.	360,700	14,424,393
Walt Disney Co.	33,200	3,696,820
		48,316,831
Consumer Discretionary — 7.7%
ADT, Inc.	68,900	476,099
AutoNation, Inc. (a)	7,200	1,222,848
AutoZone, Inc. (a)	1,480	4,738,960
Best Buy Co., Inc.	18,400	1,578,720
BorgWarner, Inc.	17,500	556,325
CarMax, Inc. (a)	13,400	1,095,584
Darden Restaurants, Inc.	9,900	1,848,231
Dick’s Sporting Goods, Inc.	4,900	1,121,316
DR Horton, Inc.	31,800	4,446,276
eBay, Inc.	43,000	2,663,850
Expedia Group, Inc. (a)	10,900	2,030,997
Ford Motor Co.	346,900	3,434,310
General Motors Co.	103,300	5,502,791
Gentex Corp. (b)	18,500	531,505
H&R Block, Inc.	11,900	628,796
Hasbro, Inc.	11,900	665,329
Lennar Corp. Class A	24,600	3,354,702
Lithia Motors, Inc.	2,300	822,089
Lowe’s Cos., Inc.	65,800	16,239,440
Mohawk Industries, Inc. (a)	5,400	643,302
Murphy USA, Inc. (b)	1,600	802,800
NVR, Inc. (a)	310	2,535,459
Penske Automotive Group, Inc.	5,900	899,396
PulteGroup, Inc.	23,700	2,580,930
Ralph Lauren Corp.	3,550	819,979
Skechers USA, Inc. Class A (a)	11,300	759,812
Toll Brothers, Inc.	8,500	1,070,575
TopBuild Corp. (a)	1,200	373,608
Williams-Sonoma, Inc.	9,700	1,796,246
Wynn Resorts Ltd.	8,500	732,360
		65,972,635
Consumer Staples — 6.5%
Altria Group, Inc.	147,500	7,712,775
BJ’s Wholesale Club Holdings, Inc. (a)	5,400	482,490

	Number of Shares	Value
Bunge Global SA	7,200	$559,872
Campbell’s Co.	25,600	1,072,128
Coca-Cola Consolidated, Inc.	710	894,593
Conagra Brands, Inc.	41,100	1,140,525
Constellation Brands, Inc. Class A	3,200	707,200
General Mills, Inc.	46,700	2,978,059
Hormel Foods Corp.	9,800	307,426
Ingredion, Inc.	5,600	770,336
Keurig Dr. Pepper, Inc.	114,200	3,668,104
Kimberly-Clark Corp.	28,100	3,682,224
Kraft Heinz Co.	89,600	2,751,616
Kroger Co.	50,900	3,112,535
PepsiCo, Inc.	41,500	6,310,490
Philip Morris International, Inc.	133,500	16,066,725
Sysco Corp.	42,800	3,272,488
		55,489,586
Energy — 4.7%
Antero Midstream Corp.	39,000	588,510
Baker Hughes Co.	83,300	3,416,966
Cheniere Energy, Inc.	19,600	4,211,452
Chevron Corp.	127,758	18,504,469
DT Midstream, Inc. (a)	3,700	367,891
EOG Resources, Inc.	51,600	6,325,128
Kinder Morgan, Inc.	190,600	5,222,440
Range Resources Corp.	20,300	730,394
TechnipFMC PLC	32,600	943,444
		40,310,694
Financials — 32.7%
Aflac, Inc.	48,400	5,006,496
Ally Financial, Inc.	20,200	727,402
American Express Co.	53,500	15,878,265
American Financial Group, Inc.	6,200	848,966
American International Group, Inc.	49,000	3,567,200
Ameriprise Financial, Inc.	7,780	4,142,305
Apollo Global Management, Inc.	42,000	6,936,720
Arch Capital Group Ltd.	27,800	2,567,330
Assurant, Inc.	3,600	767,592
Bank of America Corp.	574,000	25,227,300
Bank of New York Mellon Corp.	61,700	4,740,411
Capital One Financial Corp.	25,900	4,618,488
Chubb Ltd.	31,100	8,592,930
Cincinnati Financial Corp.	11,500	1,652,550
Citigroup, Inc.	131,000	9,221,090
Citizens Financial Group, Inc.	33,500	1,465,960
Commerce Bancshares, Inc.	9,980	621,854
Corpay, Inc. (a)	5,200	1,759,784
Cullen/Frost Bankers, Inc. (b)	3,700	496,725
Discover Financial Services	20,200	3,499,246

The accompanying notes are an integral part of the financial statements.
24

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
East West Bancorp, Inc.	10,200	$976,752
Equitable Holdings, Inc.	30,800	1,452,836
Everest Group Ltd.	1,700	616,182
Fidelity National Financial, Inc.	20,000	1,122,800
Fifth Third Bancorp	41,300	1,746,164
First Citizens BancShares, Inc. Class A	1,080	2,282,062
First Horizon Corp.	20,400	410,856
Goldman Sachs Group, Inc.	24,510	14,034,916
Hartford Financial Services Group, Inc.	24,500	2,680,300
Huntington Bancshares, Inc.	106,800	1,737,636
JP Morgan Chase & Co.	198,700	47,630,377
Loews Corp.	18,800	1,592,172
LPL Financial Holdings, Inc.	5,600	1,828,456
M&T Bank Corp.	10,200	1,917,702
Markel Group, Inc. (a)	935	1,614,025
MetLife, Inc.	63,000	5,158,440
Morgan Stanley	123,600	15,538,992
Northern Trust Corp.	15,100	1,547,750
Old Republic International Corp.	22,000	796,180
PayPal Holdings, Inc. (a)	77,200	6,589,020
PNC Financial Services Group, Inc.	29,400	5,669,790
Primerica, Inc.	2,500	678,550
Principal Financial Group, Inc.	19,500	1,509,495
Progressive Corp.	22,500	5,391,225
Prudential Financial, Inc.	28,000	3,318,840
Raymond James Financial, Inc.	15,400	2,392,082
Regions Financial Corp.	67,600	1,589,952
Reinsurance Group of America, Inc.	4,597	982,057
SEI Investments Co.	9,500	783,560
State Street Corp.	25,100	2,463,565
Stifel Financial Corp.	7,600	806,208
Synchrony Financial	31,600	2,054,000
T. Rowe Price Group, Inc.	16,600	1,877,294
Travelers Cos., Inc.	31,500	7,588,035
Unum Group	14,700	1,073,541
US Bancorp	59,900	2,865,017
Voya Financial, Inc.	3,900	268,437
W. R. Berkley Corp.	29,250	1,711,710
Webster Financial Corp.	12,700	701,294
Wells Fargo & Co.	257,000	18,051,680
Willis Towers Watson PLC	7,600	2,380,624
Zions Bancorp NA	5,700	309,225
		278,078,413
Health Care — 15.0%
AbbVie, Inc.	151,500	26,921,550
Bio-Rad Laboratories, Inc. Class A (a)	2,100	689,871

	Number of Shares	Value
Cardinal Health, Inc.	20,908	$2,472,789
Cencora, Inc.	18,500	4,156,580
Cigna Group	24,400	6,737,816
DaVita, Inc. (a)	7,200	1,076,760
Gilead Sciences, Inc.	104,900	9,689,613
HCA Healthcare, Inc.	29,300	8,794,395
Henry Schein, Inc. (a)	10,800	747,360
Johnson & Johnson	184,500	26,682,390
Labcorp Holdings, Inc.	8,500	1,949,220
McKesson Corp.	14,670	8,360,580
Medtronic PLC	110,300	8,810,764
Quest Diagnostics, Inc.	12,500	1,885,750
Tenet Healthcare Corp. (a)	7,000	883,610
United Therapeutics Corp. (a)	3,900	1,376,076
UnitedHealth Group, Inc.	27,800	14,062,908
Universal Health Services, Inc. Class B	6,600	1,184,172
Viatris, Inc.	102,300	1,273,635
		127,755,839
Industrials — 12.3%
3M Co.	16,500	2,129,985
Acuity Brands, Inc.	2,700	788,751
Allegion PLC	7,300	953,964
Allison Transmission Holdings, Inc.	7,400	799,644
Builders FirstSource, Inc. (a)	10,500	1,500,765
Caterpillar, Inc.	42,000	15,235,920
CSX Corp.	167,800	5,414,906
Cummins, Inc.	11,800	4,113,480
Deere & Co.	20,960	8,880,752
Delta Air Lines, Inc.	55,300	3,345,650
Dover Corp.	9,100	1,707,160
FedEx Corp.	20,900	5,879,797
Fortune Brands Innovations, Inc.	10,100	690,133
Genpact Ltd.	14,900	639,955
Johnson Controls International PLC	46,300	3,654,459
L3Harris Technologies, Inc.	16,000	3,364,480
Leidos Holdings, Inc.	11,749	1,692,561
Lockheed Martin Corp.	19,890	9,665,346
Masco Corp.	23,000	1,669,110
Middleby Corp. (a)	3,900	528,255
Oshkosh Corp.	5,700	541,899
Owens Corning	9,400	1,601,008
PACCAR, Inc.	45,113	4,692,654
RTX Corp.	106,100	12,277,892
Snap-on, Inc.	4,600	1,561,608
Textron, Inc.	20,200	1,545,098
Toro Co.	3,100	248,310
U-Haul Holding Co. (UHAL US) (a) (b)	1,300	89,817

The accompanying notes are an integral part of the financial statements.
25

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
U-Haul Holding Co. (UHAL/B US)	17,100	$1,095,255
UFP Industries, Inc.	5,400	608,310
United Airlines Holdings, Inc. (a)	28,300	2,747,930
United Rentals, Inc.	5,540	3,902,598
WESCO International, Inc.	4,400	796,224
		104,363,676
Information Technology — 8.0%
Amkor Technology, Inc.	18,200	467,558
Cisco Systems, Inc.	334,800	19,820,160
Cognizant Technology Solutions Corp. Class A	42,600	3,275,940
Dell Technologies, Inc. Class C	25,500	2,938,620
Dropbox, Inc. Class A (a)	19,400	582,776
First Solar, Inc. (a)	9,000	1,586,160
Gen Digital, Inc.	53,700	1,470,306
Hewlett Packard Enterprise Co.	114,800	2,450,980
HP, Inc.	114,500	3,736,135
International Business Machines Corp.	58,800	12,926,004
Jabil, Inc.	8,500	1,223,150
NetApp, Inc.	6,100	708,088
ON Semiconductor Corp. (a)	32,900	2,074,345
QUALCOMM, Inc.	93,500	14,363,470
TD SYNNEX Corp.	7,400	867,872
		68,491,564
Materials — 1.6%
Amcor PLC	123,900	1,165,899
Berry Global Group, Inc.	8,500	549,695
CF Industries Holdings, Inc.	14,700	1,254,204
Commercial Metals Co.	3,300	163,680
Corteva, Inc.	20,700	1,179,072
Crown Holdings, Inc.	12,300	1,017,087
Eagle Materials, Inc. (b)	2,900	715,604
Eastman Chemical Co.	9,900	904,068
Graphic Packaging Holding Co. (b)	26,400	717,024
International Paper Co. (b)	23,800	1,280,916
PPG Industries, Inc.	7,900	943,655
Reliance, Inc.	5,400	1,454,004
Steel Dynamics, Inc.	19,100	2,178,737
		13,523,645
Utilities — 4.1%
Consolidated Edison, Inc.	29,700	2,650,131
Dominion Energy, Inc.	71,900	3,872,534
Duke Energy Corp.	66,300	7,143,162
Edison International	24,600	1,964,064

	Number of Shares	Value
Evergy, Inc.	19,600	$1,206,380
NRG Energy, Inc.	18,000	1,623,960
OGE Energy Corp.	17,361	716,141
Pinnacle West Capital Corp.	9,698	822,100
PPL Corp.	63,500	2,061,210
Public Service Enterprise Group, Inc.	46,200	3,903,438
Sempra	45,500	3,991,260
Southern Co.	41,800	3,440,976
WEC Energy Group, Inc. (b)	12,000	1,128,480
		34,523,836
TOTAL COMMON STOCK
(Cost $639,013,995)		836,826,719
TOTAL EQUITIES
(Cost $639,013,995)		836,826,719
Exchange-Traded Funds — 1.2%
iShares Russell 1000 Value ETF	54,790	10,143,273
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,337,381)		10,143,273
TOTAL LONG-TERM INVESTMENTS (Cost $649,351,376)		846,969,992
	Principal Amount
Short-Term Investments — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (c)	$ 4,485,517	4,485,517
TOTAL SHORT-TERM INVESTMENTS (Cost $4,485,517)		4,485,517
TOTAL INVESTMENTS — 100.0%
(Cost $653,836,893) (d)		851,455,509
Other Assets/ (Liabilities) — 0.0%		344,380
NET ASSETS — 100.0%		$851,799,889

Abbreviation Legend

ETF	Exchange-Traded Fund

The accompanying notes are an integral part of the financial statements.
26

MML Equity Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $6,447,559 or 0.76% of net assets. The Fund received $6,579,768 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $4,486,203. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $4,575,350.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
27

MML Equity Rotation Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 99.8%
Common Stock — 99.8%
Communication Services — 12.3%
Alphabet, Inc. Class A	9,163	$1,734,556
Alphabet, Inc. Class C	7,757	1,477,243
AT&T, Inc.	14,238	324,199
Comcast Corp. Class A	1,031	38,693
Electronic Arts, Inc.	595	87,048
ESC GCI Liberty, Inc. (a) (b) (c)	2,102	—
Meta Platforms, Inc. Class A	3,810	2,230,793
Netflix, Inc. (a)	511	455,465
New York Times Co. Class A	317	16,500
Spotify Technology SA (a)	65	29,080
T-Mobile US, Inc.	1,395	307,918
Verizon Communications, Inc.	5,037	201,430
Walt Disney Co.	916	101,997
		7,004,922
Consumer Discretionary — 11.1%
Amazon.com, Inc. (a)	13,585	2,980,413
AutoZone, Inc. (a)	21	67,242
Booking Holdings, Inc.	142	705,516
Chipotle Mexican Grill, Inc. (a)	3,453	208,216
eBay, Inc.	1,060	65,667
Garmin Ltd.	543	111,999
General Motors Co.	564	30,044
Hilton Worldwide Holdings, Inc.	370	91,449
Home Depot, Inc.	1,712	665,951
Lennar Corp. Class A	116	15,819
Lowe’s Cos., Inc.	402	99,214
Marriott International, Inc. Class A	134	37,378
McDonald’s Corp.	500	144,945
NIKE, Inc. Class B	291	22,020
NVR, Inc. (a)	6	49,073
O’Reilly Automotive, Inc. (a)	224	265,619
PulteGroup, Inc.	162	17,642
Ross Stores, Inc.	92	13,917
SharkNinja, Inc. (a)	166	16,162
Starbucks Corp.	235	21,444
Texas Roadhouse, Inc.	139	25,080
TJX Cos., Inc.	4,384	529,631
Tractor Supply Co.	1,906	101,132
Yum! Brands, Inc.	113	15,160
		6,300,733
Consumer Staples — 14.8%
Altria Group, Inc.	8,343	436,255
BellRing Brands, Inc. (a)	253	19,061
BJ’s Wholesale Club Holdings, Inc. (a)	182	16,262

	Number of Shares	Value
Church & Dwight Co., Inc.	409	$42,826
Coca-Cola Co.	2,600	161,876
Coca-Cola Consolidated, Inc.	11	13,860
Colgate-Palmolive Co.	2,732	248,366
Costco Wholesale Corp.	2,896	2,653,518
General Mills, Inc.	213	13,583
Ingredion, Inc.	102	14,031
Kellanova	481	38,947
Kenvue, Inc.	2,093	44,686
Kimberly-Clark Corp.	780	102,211
Kroger Co.	1,041	63,657
Monster Beverage Corp. (a)	623	32,745
PepsiCo, Inc.	425	64,625
Philip Morris International, Inc.	5,339	642,549
Procter & Gamble Co.	6,572	1,101,796
Walmart, Inc.	29,564	2,671,107
		8,381,961
Energy — 1.0%
Chevron Corp.	624	90,380
Exxon Mobil Corp.	4,210	452,870
Williams Cos., Inc.	598	32,364
		575,614
Financials — 15.3%
Aflac, Inc.	298	30,825
American Express Co.	568	168,577
Aon PLC Class A	481	172,756
Arch Capital Group Ltd.	1,455	134,369
Arthur J Gallagher & Co.	49	13,909
Bank of America Corp.	303	13,317
Berkshire Hathaway, Inc. Class B (a)	6,109	2,769,088
Blackrock, Inc.	136	139,415
Blackstone, Inc.	219	37,760
Brown & Brown, Inc.	857	87,431
Capital One Financial Corp.	80	14,266
Cboe Global Markets, Inc.	231	45,137
Chubb Ltd.	311	85,929
Cincinnati Financial Corp.	375	53,888
Corpay, Inc. (a)	94	31,811
Evercore, Inc. Class A	67	18,572
FactSet Research Systems, Inc.	73	35,060
Fidelity National Information Services, Inc.	323	26,089
Fiserv, Inc. (a)	1,190	244,450
Hartford Financial Services Group, Inc.	125	13,675
Houlihan Lokey, Inc.	316	54,877
JP Morgan Chase & Co.	355	85,097

The accompanying notes are an integral part of the financial statements.
28

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kinsale Capital Group, Inc.	51	$23,722
LPL Financial Holdings, Inc.	129	42,120
Marsh & McLennan Cos., Inc.	1,552	329,660
Mastercard, Inc. Class A	2,486	1,309,053
Moody’s Corp.	486	230,058
MSCI, Inc.	145	87,001
Nasdaq, Inc.	453	35,021
PayPal Holdings, Inc. (a)	924	78,863
Progressive Corp.	1,401	335,694
RenaissanceRe Holdings Ltd.	90	22,393
RLI Corp.	130	21,428
S&P Global, Inc.	139	69,226
SEI Investments Co.	432	35,631
T. Rowe Price Group, Inc.	399	45,123
Tradeweb Markets, Inc. Class A	272	35,610
Travelers Cos., Inc.	82	19,753
Visa, Inc. Class A	5,237	1,655,101
W. R. Berkley Corp.	253	14,806
Willis Towers Watson PLC	50	15,662
		8,682,223
Health Care — 8.0%
Abbott Laboratories	903	102,138
AbbVie, Inc.	2,813	499,870
Amgen, Inc.	99	25,803
Boston Scientific Corp. (a)	1,427	127,460
Bristol-Myers Squibb Co.	1,587	89,761
Cardinal Health, Inc.	755	89,294
Cencora, Inc.	441	99,084
Cigna Group	145	40,040
Edwards Lifesciences Corp. (a)	650	48,119
Elevance Health, Inc.	47	17,338
Eli Lilly & Co.	510	393,720
Exelixis, Inc. (a)	404	13,453
GE HealthCare Technologies, Inc. (a)	679	53,084
Gilead Sciences, Inc.	1,343	124,053
HCA Healthcare, Inc.	99	29,715
Humana, Inc.	83	21,058
Intuitive Surgical, Inc. (a)	923	481,769
Johnson & Johnson	2,253	325,829
McKesson Corp.	968	551,673
Medtronic PLC	634	50,644
Merck & Co., Inc.	747	74,312
Regeneron Pharmaceuticals, Inc. (a)	24	17,096
ResMed, Inc.	467	106,798
Stryker Corp.	526	189,386
Thermo Fisher Scientific, Inc.	47	24,451
United Therapeutics Corp. (a)	183	64,570
UnitedHealth Group, Inc.	1,512	764,860

	Number of Shares	Value
Veeva Systems, Inc. Class A (a)	110	$23,128
Vertex Pharmaceuticals, Inc. (a)	292	117,588
		4,566,094
Industrials — 11.2%
3M Co.	646	83,392
AAON, Inc.	355	41,776
Acuity Brands, Inc.	64	18,696
Allegion PLC	97	12,676
Allison Transmission Holdings, Inc.	345	37,281
AMETEK, Inc.	147	26,498
Ardagh Group SA (a) (b) (c)	463	1,953
Armstrong World Industries, Inc.	98	13,850
Automatic Data Processing, Inc.	1,629	476,857
Booz Allen Hamilton Holding Corp.	152	19,562
Broadridge Financial Solutions, Inc.	301	68,053
BWX Technologies, Inc.	255	28,404
CACI International, Inc. Class A (a)	31	12,526
Carlisle Cos., Inc.	89	32,827
Carrier Global Corp.	1,325	90,444
Caterpillar, Inc.	959	347,887
Cintas Corp.	1,634	298,532
Comfort Systems USA, Inc.	92	39,014
Copart, Inc. (a)	1,431	82,125
Core & Main, Inc. Class A (a)	589	29,986
Crane Co.	196	29,743
CSX Corp.	804	25,945
Cummins, Inc.	735	256,221
Curtiss-Wright Corp.	99	35,132
Donaldson Co., Inc.	225	15,154
Dover Corp.	129	24,200
Eaton Corp. PLC	928	307,975
EMCOR Group, Inc.	196	88,964
Emerson Electric Co.	226	28,008
Fastenal Co.	2,286	164,386
FedEx Corp.	102	28,696
Ferguson Enterprises, Inc.	63	10,935
GE Vernova, Inc.	215	70,720
General Dynamics Corp.	273	71,933
General Electric Co.	2,100	350,259
Graco, Inc.	223	18,797
Honeywell International, Inc.	531	119,948
Howmet Aerospace, Inc.	293	32,045
Hubbell, Inc.	38	15,918
Illinois Tool Works, Inc.	317	80,379
Ingersoll Rand, Inc.	728	65,855
ITT, Inc.	232	33,148
Jacobs Solutions, Inc.	445	59,461
Johnson Controls International PLC	538	42,464
L3Harris Technologies, Inc.	61	12,827

The accompanying notes are an integral part of the financial statements.
29

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leidos Holdings, Inc.	200	$28,812
Lennox International, Inc.	60	36,558
Lockheed Martin Corp.	635	308,572
Northrop Grumman Corp.	86	40,359
Old Dominion Freight Line, Inc.	457	80,615
Otis Worldwide Corp.	391	36,211
Owens Corning	81	13,796
PACCAR, Inc.	916	95,282
Parker-Hannifin Corp.	122	77,596
Paychex, Inc.	1,138	159,570
Pentair PLC	192	19,323
Quanta Services, Inc.	194	61,314
Republic Services, Inc.	475	95,560
Rollins, Inc.	1,258	58,308
RTX Corp.	1,898	219,637
Snap-on, Inc.	209	70,951
Southwest Airlines Co.	463	15,566
Trane Technologies PLC	931	343,865
TransDigm Group, Inc.	33	41,820
Union Pacific Corp.	77	17,559
United Parcel Service, Inc. Class B	135	17,024
United Rentals, Inc.	25	17,611
Veralto Corp.	489	49,805
Verisk Analytics, Inc.	499	137,440
W.W. Grainger, Inc.	258	271,945
Waste Management, Inc.	892	179,997
Watsco, Inc.	71	33,646
Westinghouse Air Brake Technologies Corp.	284	53,844
Woodward, Inc.	84	13,979
		6,348,017
Information Technology — 22.8%
Accenture PLC Class A	583	205,094
Adobe, Inc. (a)	188	83,600
Amphenol Corp. Class A	1,801	125,079
Apple, Inc.	12,196	3,054,122
Applied Materials, Inc.	368	59,848
Arista Networks, Inc. (a)	2,427	268,256
Autodesk, Inc. (a)	108	31,922
Broadcom, Inc.	3,838	889,802
Cadence Design Systems, Inc. (a)	67	20,131
Cisco Systems, Inc.	2,785	164,872
Cognizant Technology Solutions Corp. Class A	259	19,917
Corning, Inc.	291	13,828
F5, Inc. (a)	94	23,638
Fair Isaac Corp. (a)	66	131,401
Fortinet, Inc. (a)	837	79,080
Gartner, Inc. (a)	62	30,037

	Number of Shares	Value
GoDaddy, Inc. Class A (a)	160	$31,579
Guidewire Software, Inc. (a)	66	11,126
International Business Machines Corp.	742	163,114
Intuit, Inc.	537	337,505
KLA Corp.	61	38,437
Manhattan Associates, Inc. (a)	60	16,214
Microsoft Corp.	6,775	2,855,663
Motorola Solutions, Inc.	992	458,532
NetApp, Inc.	311	36,101
NVIDIA Corp.	16,186	2,173,618
Oracle Corp.	677	112,815
Palo Alto Networks, Inc. (a)	462	84,066
QUALCOMM, Inc.	888	136,415
Salesforce, Inc.	2,369	792,028
ServiceNow, Inc. (a)	352	373,162
Synopsys, Inc. (a)	25	12,134
Texas Instruments, Inc.	585	109,693
Tyler Technologies, Inc. (a)	27	15,569
		12,958,398
Materials — 1.3%
Air Products & Chemicals, Inc.	178	51,627
AptarGroup, Inc.	137	21,523
Corteva, Inc.	315	17,942
CRH PLC	1,253	115,928
DuPont de Nemours, Inc.	214	16,318
Eagle Materials, Inc.	74	18,260
Ecolab, Inc.	288	67,484
International Paper Co.	319	17,169
Linde PLC (LIN US)	506	211,847
Martin Marietta Materials, Inc.	51	26,341
Packaging Corp. of America	153	34,445
RPM International, Inc.	188	23,135
Sherwin-Williams Co.	312	106,058
Vulcan Materials Co.	105	27,009
		755,086
Real Estate — 0.4%
AvalonBay Communities, Inc.	112	24,637
CBRE Group, Inc. Class A (a)	127	16,674
Equity Residential	225	16,146
Mid-America Apartment Communities, Inc.	92	14,220
Public Storage	427	127,861
		199,538
Utilities — 1.6%
Ameren Corp.	297	26,475
American Electric Power Co., Inc.	361	33,295
Atmos Energy Corp.	187	26,043
Dominion Energy, Inc.	676	36,409

The accompanying notes are an integral part of the financial statements.
30

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Duke Energy Corp.	627	$67,553
Edison International	223	17,804
Entergy Corp.	591	44,810
Evergy, Inc.	220	13,541
Exelon Corp.	475	17,879
NextEra Energy, Inc.	2,421	173,562
NiSource, Inc.	503	18,490
NRG Energy, Inc.	304	27,427
PPL Corp.	820	26,617
Public Service Enterprise Group, Inc.	1,234	104,261
Sempra	572	50,176
Southern Co.	938	77,216
Vistra Corp.	423	58,319
WEC Energy Group, Inc.	282	26,519
Xcel Energy, Inc.	537	36,258
		882,654
TOTAL COMMON STOCK (Cost $53,432,747)		56,655,240
TOTAL EQUITIES (Cost $53,432,747)		56,655,240
TOTAL LONG-TERM INVESTMENTS (Cost $53,432,747)		56,655,240
	Principal Amount
Short-Term Investments — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (d)	$189,271	189,271
TOTAL SHORT-TERM INVESTMENTS (Cost $189,271)		189,271
TOTAL INVESTMENTS — 100.1% (Cost $53,622,018) (e)		56,844,511
Other Assets/ (Liabilities) — (0.1)%		(53,280)
NET ASSETS — 100.0%		$56,791,231

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2024, these securities amounted to a value of $1,953 or 0.00% of net assets.
(c)	Investment is valued using significant unobservable inputs.
(d)
Maturity value of $189,300. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $193,136.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
31

MML High Yield Fund – Portfolio of Investments

December 31, 2024

	Principal Amount	Value
Bonds & Notes — 95.4%
Bank Loans — 9.6%
Advertising — 0.3%
CMG Media Corp., 2024 Term Loan,
0.000% 6/18/29 (a)	$23,887	$21,343
Neptune Bidco US, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
9.758% VRN 4/11/29	134,658	120,543
		141,886
Chemicals — 1.3%
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750%
8.340% VRN 12/29/27 (a)	553,834	494,064
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.058% VRN 4/23/29	120,796	118,884
		612,948
Computers — 1.1%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.750% 11/01/31	295,000	295,000
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000%
8.847% VRN 4/24/28	258,217	253,827
		548,827
Diversified Financial Services — 0.3%
Aretec Group, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.857% VRN 8/09/30 (a)	137,654	137,761
Electric — 0.4%
Talen Energy Supply LLC, 2024 Incremental Term Loan B, 3 mo. USD Term SOFR + 2.500%
7.023% VRN 12/11/31	195,750	196,239
Electronics — 0.5%
TCP Sunbelt Acquisition Co., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.766% VRN 10/16/31	245,141	245,448
Health Care - Services — 0.8%
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 1.500% PIK, Cash 3.500% 8.275% VRN 1/31/29 (a)	271,816	268,011

	Principal Amount	Value
Team Health Holdings, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 5.250%, 3 mo. USD Term SOFR + 5.250% 9.607% - 9.835% VRN 3/02/27	$147,000	$141,855
		409,866
Media — 1.3%
A-L Parent LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 5.000%
9.357% VRN 6/30/28	305,168	307,610
Charter Communications Operating LLC, 2024 Term Loan B5, 1 mo. USD Term SOFR + 2.250%
6.781% VRN 12/15/31	123,205	122,845
Houghton Mifflin Harcourt Publishing Co., 2022 Term Loan,
0.000% 4/09/29 (a)	125,679	123,479
Sinclair Television Group, Inc., Term Loan B2B, 1 mo. USD Term SOFR + 2.500%
6.971% VRN 9/30/26	82,184	80,931
		634,865
Packaging & Containers — 0.6%
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250%
8.677% VRN 5/05/29	300,887	298,179
Software — 2.7%
Boxer Parent Co., Inc.
2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.335% VRN 7/30/31	292,658	294,821
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.750% 10.335% VRN 7/30/32	250,094	246,135
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.500% 7.829% VRN 3/30/29	188,955	189,363
2024 USD Term Loan, 3 mo. USD Term SOFR + 3.750% 8.079% VRN 3/21/31	48,543	48,646
Clover Holdings SPV III LLC, 2024 USD Term Loan,
4.428% 12/18/27	170	170
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
8.221% VRN 10/16/28	159,590	139,721

The accompanying notes are an integral part of the financial statements.
32

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ivanti Software, Inc.
2021 Add On non Co-op Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.898% VRN 12/01/27	$124,204	$84,614
2021 Non Co-op Term Loan B, 3 mo. USD Term SOFR + 4.250% 9.121% VRN 12/01/27	69,383	47,527
Renaissance Holding Corp., 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.000%
8.329% VRN 4/05/30	242,044	241,272
Veritas US, Inc., 2024 Priority Term Loan, 3 mo. U.S. (Fed) Prime Rate + 11.500%
19.000% VRN 12/09/29	43,961	43,741
		1,336,010
Telecommunications — 0.3%
Zayo Group Holdings, Inc., USD Term Loan, 0.000% 3/09/27 (a)	131,000	122,430
TOTAL BANK LOANS (Cost $4,703,181)		4,684,459
Corporate Debt — 85.8%
Advertising — 0.9%
Clear Channel Outdoor Holdings, Inc.
9.000% 9/15/28 (b)	92,000	96,345
7.500% 6/01/29 (b)	61,000	53,372
7.875% 4/01/30 (b)	100,000	102,919
CMG Media Corp.
8.875% 6/18/29 (b)	80,000	60,018
Stagwell Global LLC
5.625% 8/15/29 (b)	133,000	126,629
		439,283
Aerospace & Defense — 2.2%
Boeing Co.
6.388% 5/01/31	48,000	50,185
6.528% 5/01/34	126,000	131,999
Goat Holdco LLC
6.750% 2/01/32 (b)	99,000	98,033
Spirit AeroSystems, Inc.
9.750% 11/15/30 (b)	278,000	307,637
TransDigm, Inc.
5.500% 11/15/27	350,000	343,922
Triumph Group, Inc.
9.000% 3/15/28 (b)	132,000	137,442
		1,069,218

	Principal Amount	Value
Airlines — 1.1%
American Airlines, Inc.
8.500% 5/15/29 (b)	$195,000	$204,737
AS Mileage Plan IP Ltd.
5.021% 10/20/29 (b)	118,000	114,940
5.308% 10/20/31 (b)	118,000	115,209
OneSky Flight LLC
8.875% 12/15/29 (b)	108,000	108,076
		542,962
Apparel — 0.2%
Wolverine World Wide, Inc.
4.000% 8/15/29 (b)	139,000	122,059
Auto Manufacturers — 0.4%
JB Poindexter & Co., Inc.
8.750% 12/15/31 (b)	172,000	181,052
Auto Parts & Equipment — 0.8%
Adient Global Holdings Ltd.
4.875% 8/15/26 (b)	277,000	272,918
Phinia, Inc.
6.625% 10/15/32 (b)	122,000	121,339
		394,257
Building Materials — 1.8%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% 12/15/30 (b)	297,000	297,396
Knife River Corp.
7.750% 5/01/31 (b)	148,000	154,174
New Enterprise Stone & Lime Co., Inc.
9.750% 7/15/28 (b)	93,000	95,105
Smyrna Ready Mix Concrete LLC
8.875% 11/15/31 (b)	171,000	179,286
Wilsonart LLC
11.000% 8/15/32 (b)	146,000	143,106
		869,067
Chemicals — 4.3%
Celanese US Holdings LLC
6.379% STEP 7/15/32	118,000	119,861
6.950% STEP 11/15/33 (c)	114,000	118,306
Consolidated Energy Finance SA
5.625% 10/15/28 (b)	595,000	485,276
Methanex Corp.
5.125% 10/15/27	144,000	140,933
Olympus Water US Holding Corp.
4.250% 10/01/28 (b)	326,000	304,640
6.250% 10/01/29(b) (c)	459,000	436,024
Vibrantz Technologies, Inc.
9.000% 2/15/30(b) (c)	532,000	488,419
		2,093,459

The accompanying notes are an integral part of the financial statements.
33

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 1.6%
Alta Equipment Group, Inc.
9.000% 6/01/29 (b)	$207,000	$197,446
Cimpress PLC
7.375% 9/15/32 (b)	150,000	149,017
PROG Holdings, Inc.
6.000% 11/15/29 (b)	425,700	408,810
Upbound Group, Inc.
6.375% 2/15/29 (b)	16,000	15,554
		770,827
Computers — 0.1%
McAfee Corp.
7.375% 2/15/30 (b)	56,000	54,389
Cosmetics & Personal Care — 0.5%
Perrigo Finance Unlimited Co.
4.900% STEP 6/15/30	280,000	262,429
Distribution & Wholesale — 1.0%
Resideo Funding, Inc.
4.000% 9/01/29 (b)	243,000	220,114
6.500% 7/15/32 (b)	254,000	254,317
		474,431
Diversified Financial Services — 4.8%
Aretec Group, Inc.
10.000% 8/15/30 (b)	144,000	157,268
Coinbase Global, Inc.
3.375% 10/01/28 (b)	38,000	34,196
3.625% 10/01/31 (b)	50,000	42,253
GGAM Finance Ltd.
6.875% 4/15/29 (b)	73,000	73,919
8.000% 2/15/27 (b)	248,000	255,801
Jefferson Capital Holdings LLC
6.000% 8/15/26 (b)	380,000	379,295
9.500% 2/15/29 (b)	339,000	359,101
Midcap Financial Issuer Trust
5.625% 1/15/30 (b)	339,000	310,720
PRA Group, Inc.
5.000% 10/01/29 (b) (c)	643,000	588,174
8.875% 1/31/30 (b)	146,000	151,217
		2,351,944
Electric — 4.5%
Alpha Generation LLC
6.750% 10/15/32 (b)	122,000	120,704
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375% 2/15/32 (b)	361,000	360,042

	Principal Amount	Value
Lightning Power LLC
7.250% 8/15/32 (b)	$347,000	$356,762
Pike Corp.
5.500% 9/01/28 (b)	593,000	570,146
8.625% 1/31/31 (b)	140,000	147,694
Talen Energy Supply LLC
8.625% 6/01/30 (b)	592,000	630,895
		2,186,243
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
4.375% 3/31/29 (b)	142,000	131,897
Electronics — 0.8%
Atkore, Inc.
4.250% 6/01/31 (b)	460,000	406,153
Engineering & Construction — 1.7%
Arcosa, Inc.
4.375% 4/15/29 (b)	273,000	254,376
6.875% 8/15/32 (b)	97,000	98,561
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (b)	218,000	209,727
7.500% 4/15/32 (b)	140,000	138,509
Railworks Holdings LP/Railworks Rally, Inc.
8.250% 11/15/28 (b)	117,000	117,052
		818,225
Entertainment — 1.2%
Jacobs Entertainment, Inc.
6.750% 2/15/29 (b)	127,000	122,561
Live Nation Entertainment, Inc.
4.750% 10/15/27 (b)	260,000	251,364
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (b)	136,000	128,222
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.000% 8/01/30 (b)	88,000	90,463
		592,610
Environmental Controls — 0.3%
Enviri Corp.
5.750% 7/31/27 (b)	159,000	151,263
Food — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.875% 2/15/30 (b)	127,000	121,009
B&G Foods, Inc.
8.000% 9/15/28 (b)	79,000	81,210

The accompanying notes are an integral part of the financial statements.
34

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chobani Holdco II LLC
8.750% 10/01/29 (b)	$74,352	$78,629
Viking Baked Goods Acquisition Corp.
8.625% 11/01/31 (b)	227,000	222,995
		503,843
Hand & Machine Tools — 1.2%
Regal Rexnord Corp.
6.400% 4/15/33	558,800	576,565
Health Care - Services — 5.3%
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (b)	108,000	83,803
5.250% 5/15/30 (b)	422,000	346,601
6.000% 1/15/29 (b)	141,000	126,252
6.125% 4/01/30 (b)	56,000	38,428
6.875% 4/15/29 (b) (c)	53,000	40,033
10.875% 1/15/32 (b)	81,000	83,570
LifePoint Health, Inc.
9.875% 8/15/30 (b)	274,000	295,634
10.000% 6/01/32 (b)	174,000	176,914
11.000% 10/15/30 (b)	129,000	141,599
Molina Healthcare, Inc.
4.375% 6/15/28 (b)	182,000	172,482
6.250% 1/15/33 (b)	115,000	113,659
Radiology Partners, Inc.
7.775% 1/31/29 (b)	152,147	150,245
9.781% 2/15/30 (b)	537,833	501,874
Team Health Holdings, Inc.
13.500% 6/30/28 (b)	304,000	335,920
		2,607,014
Home Builders — 1.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% 8/01/29 (b)	183,000	168,363
Mattamy Group Corp.
4.625% 3/01/30 (b)	687,000	639,114
New Home Co., Inc.
9.250% 10/01/29 (b)	122,000	128,397
		935,874
Housewares — 0.5%
Newell Brands, Inc.
6.375% 9/15/27	36,000	36,124
6.375% 5/15/30	57,000	57,094
6.625% 5/15/32	48,000	48,268
6.875% STEP 4/01/36	102,000	103,234
		244,720

	Principal Amount	Value
Insurance — 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 4/15/28 (b)	$260,000	$260,611
Ryan Specialty LLC
5.875% 8/01/32 (b)	60,000	59,367
		319,978
Internet — 0.8%
GrubHub Holdings, Inc.
5.500% 7/01/27 (b)	154,000	135,213
Wayfair LLC
7.250% 10/31/29 (b)	247,000	246,876
		382,089
Investment Companies — 1.6%
HA Sustainable Infrastructure Capital, Inc.
6.375% 7/01/34 (b)	261,000	254,172
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250% 5/15/26	441,000	437,245
9.000% 6/15/30	120,000	115,165
		806,582
Leisure Time — 1.3%
Sabre GLBL, Inc.
Convertible, 7.320% 8/01/26	60,000	68,913
8.625% 6/01/27 (b) (c)	310,000	305,734
10.750% 11/15/29 (b) (c)	235,000	242,436
		617,083
Lodging — 1.5%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.625% 1/15/32 (b)	238,000	238,773
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875% 5/15/25 (b)	155,000	154,665
Travel & Leisure Co.
6.625% 7/31/26 (b)	213,000	215,277
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (b)	133,000	126,425
		735,140
Media — 5.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (b)	196,000	170,819
4.250% 1/15/34 (b)	381,000	309,101
4.500% 5/01/32	95,000	81,715

The accompanying notes are an integral part of the financial statements.
35

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CSC Holdings LLC
5.750% 1/15/30 (b)	$146,000	$83,054
7.500% 4/01/28 (b)	75,000	51,388
11.750% 1/31/29 (b)	432,000	426,633
Cumulus Media New Holdings, Inc.
8.000% 7/01/29 (b)	120,000	44,442
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% 8/15/27 (b)	434,000	422,846
DISH DBS Corp.
5.125% 6/01/29	105,000	67,235
5.250% 12/01/26 (b)	105,000	95,440
7.375% 7/01/28	78,000	55,828
DISH Network Corp.
11.750% 11/15/27 (b)	128,000	135,577
Gray Television, Inc.
5.375% 11/15/31 (b)	98,000	52,250
7.000% 5/15/27 (b) (c)	24,000	23,213
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (b)	177,000	160,149
McGraw-Hill Education, Inc.
5.750% 8/01/28 (b)	177,000	172,816
8.000% 8/01/29 (b)	130,000	130,010
Time Warner Cable Enterprises LLC
8.375% 7/15/33	112,000	125,989
Virgin Media Vendor Financing Notes IV DAC
5.000% 7/15/28 (b)	277,000	261,137
		2,869,642
Mining — 1.2%
Constellium SE
3.750% 4/15/29 (b)	300,000	271,545
Novelis Corp.
3.250% 11/15/26 (b)	48,000	45,720
3.875% 8/15/31 (b)	341,000	293,599
		610,864
Miscellaneous - Manufacturing — 0.5%
Amsted Industries, Inc.
4.625% 5/15/30 (b)	85,000	79,952
5.625% 7/01/27 (b)	175,000	173,315
		253,267
Oil & Gas — 3.1%
CVR Energy, Inc.
5.750% 2/15/28 (b)	292,000	269,070
Hilcorp Energy I LP/Hilcorp Finance Co.
6.875% 5/15/34 (b)	250,000	233,022
7.250% 2/15/35 (b)	361,000	339,385

	Principal Amount	Value
Parkland Corp.
4.625% 5/01/30 (b)	$148,000	$135,850
6.625% 8/15/32 (b)	345,000	341,413
Transocean Poseidon Ltd.
6.875% 2/01/27 (b)	17,400	17,370
Transocean, Inc.
8.250% 5/15/29 (b)	132,000	129,303
8.500% 5/15/31 (b) (c)	64,000	62,744
		1,528,157
Oil & Gas Services — 0.5%
Weatherford International Ltd.
8.625% 4/30/30 (b)	243,000	250,859
Packaging & Containers — 2.5%
Clydesdale Acquisition Holdings, Inc.
8.750% 4/15/30 (b)	272,000	274,956
Graphic Packaging International LLC
3.750% 2/01/30 (b)	90,000	81,292
Mauser Packaging Solutions Holding Co.
7.875% 4/15/27 (b)	312,000	318,305
9.250% 4/15/27 (b)	446,000	451,219
Trident TPI Holdings, Inc.
12.750% 12/31/28 (b)	72,000	79,423
		1,205,195
Pharmaceuticals — 4.3%
1375209 BC Ltd.
9.000% 1/30/28 (b) (c)	535,000	534,573
AdaptHealth LLC
5.125% 3/01/30 (b)	365,000	330,748
Bausch Health Cos., Inc.
4.875% 6/01/28 (b)	215,000	172,000
5.250% 1/30/30 (b)	137,000	74,665
5.500% 11/01/25 (b)	109,000	106,296
9.000% 12/15/25 (b)	50,000	48,560
11.000% 9/30/28 (b)	66,000	62,700
Grifols SA
4.750% 10/15/28 (b) (c)	293,000	269,246
Herbalife Ltd., Convertible,
4.250% 6/15/28	50,000	38,315
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875% 9/01/25 (b)	247,000	246,651
HLF Financing SARL LLC/Herbalife International, Inc.
4.875% 6/01/29 (b)	25,000	17,500
12.250% 4/15/29 (b)	118,000	123,289
Organon & Co./Organon Foreign Debt Co-Issuer BV
6.750% 5/15/34 (b)	92,000	91,308
		2,115,851

The accompanying notes are an integral part of the financial statements.
36

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 6.7%
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% 6/15/31 (b)	$505,000	$482,340
Energy Transfer LP
5 yr. CMT + 5.694% 6.500% VRN (d)	350,000	350,144
5 yr. CMT + 5.306% 7.125% VRN (d)	89,000	89,321
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 5/15/33	81,000	79,269
Global Partners LP/GLP Finance Corp.
6.875% 1/15/29	53,000	52,594
8.250% 1/15/32 (b)	246,000	252,921
Harvest Midstream I LP
7.500% 9/01/28 (b)	389,000	392,435
ITT Holdings LLC
6.500% 8/01/29 (b)	784,000	717,704
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (b)	77,000	78,012
8.375% 2/15/32 (b)	167,000	168,279
Northriver Midstream Finance LP
6.750% 7/15/32 (b)	153,000	153,907
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (b)	133,000	122,189
4.125% 8/15/31 (b)	152,000	136,120
Venture Global LNG, Inc.
7.000% 1/15/30 (b)	48,000	48,719
8.375% 6/01/31 (b)	81,000	84,477
9.875% 2/01/32 (b)	49,000	53,767
		3,262,198
Private Equity — 0.9%
HAT Holdings I LLC/HAT Holdings II LLC
3.375% 6/15/26 (b)	175,000	169,571
8.000% 6/15/27 (b)	286,000	297,989
		467,560
Real Estate Investment Trusts (REITS) — 1.9%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (b)	130,000	118,641
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.500% 9/30/28 (b)	22,000	20,142

	Principal Amount	Value
RLJ Lodging Trust LP
4.000% 9/15/29 (b)	$284,000	$257,365
Service Properties Trust
8.375% 6/15/29	142,000	137,279
8.875% 6/15/32	124,000	114,763
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% 2/15/29 (b)	272,000	246,803
Uniti Group, Inc., Convertible,
7.500% 12/01/27 (b)	27,000	30,705
		925,698
Retail — 5.2%
1011778 BC ULC/New Red Finance, Inc.
5.625% 9/15/29 (b)	52,000	51,221
6.125% 6/15/29 (b)	211,000	211,775
Bath & Body Works, Inc.
6.750% 7/01/36	97,000	98,576
6.875% 11/01/35	222,000	227,154
Carvana Co.
13.000% 6/01/30 (b)	43,979	48,287
14.000% 6/01/31 (b)	192,600	230,920
CEC Entertainment LLC
6.750% 5/01/26 (b)	225,000	223,206
Michaels Cos., Inc.
5.250% 5/01/28 (b)	33,000	24,915
7.875% 5/01/29 (b)	100,000	60,661
Raising Cane’s Restaurants LLC
9.375% 5/01/29 (b)	29,000	31,067
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.750% 10/15/29 (b)	124,000	125,844
Staples, Inc.
10.750% 9/01/29 (b)	111,000	109,200
12.750% 1/15/30 (b)	78,198	61,144
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000% 6/01/31 (b)	192,000	171,162
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (b)	414,000	376,412
Walgreens Boots Alliance, Inc.
3.450% 6/01/26	230,000	222,627
4.650% 6/01/46	8,000	5,095
4.800% 11/18/44	47,000	33,572
8.125% 8/15/29 (c)	225,000	222,723
		2,535,561

The accompanying notes are an integral part of the financial statements.
37

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 1.9%
Cloud Software Group, Inc.
6.500% 3/31/29 (b)	$375,000	$368,079
8.250% 6/30/32 (b)	60,000	61,833
9.000% 9/30/29 (b)	512,000	519,830
		949,742
Telecommunications — 5.2%
Altice Financing SA
5.000% 1/15/28 (b)	352,000	275,520
5.750% 8/15/29 (b)	17,000	12,445
C&W Senior Finance Ltd.
6.875% 9/15/27 (b)	200,000	197,675
Connect Finco SARL/Connect US Finco LLC
9.000% 9/15/29 (b)	200,000	182,161
Consolidated Communications, Inc.
5.000% 10/01/28 (b)	245,000	227,937
6.500% 10/01/28 (b)	228,000	219,363
EchoStar Corp.
6.750% 11/30/30	151,000	136,949
10.750% 11/30/29	270,000	290,327
Level 3 Financing, Inc.
4.500% 4/01/30 (b)	84,000	69,649
11.000% 11/15/29 (b)	463,000	520,838
Sable International Finance Ltd.
7.125% 10/15/32 (b)	205,000	200,867
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% 10/01/31 (b)	45,000	46,477
Zayo Group Holdings, Inc.
4.000% 3/01/27 (b) (c)	34,000	31,357
6.125% 3/01/28 (b) (c)	141,000	119,849
		2,531,414
Transportation — 1.8%
Carriage Purchaser, Inc.
7.875% 10/15/29 (b)	191,000	180,628
Seaspan Corp.
5.500% 8/01/29 (b)	643,000	600,419
Watco Cos. LLC/Watco Finance Corp.
7.125% 8/01/32 (b)	94,000	96,890
		877,937
TOTAL CORPORATE DEBT (Cost $42,643,385)		42,024,601
TOTAL BONDS & NOTES (Cost $47,346,566)		46,709,060

	Number of Shares	Value
Equities — 0.0%
Preferred Stock — 0.0%
Financials — 0.0%
Veritas Holdings Ltd., Series G (e) (f) (g)	575	$9,025
Veritas Holdings Ltd., Series G-1 (e) (f) (g)	397	6,231
TOTAL PREFERRED STOCK (Cost $15,256)		15,256
TOTAL EQUITIES (Cost $15,256)		15,256
TOTAL LONG-TERM INVESTMENTS (Cost $47,361,822)		46,724,316
Short-Term Investments — 8.3%
Investment of Cash Collateral from Securities Loaned — 6.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (h)	3,054,838	3,054,838
	Principal Amount
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (i)	$977,097	977,097
TOTAL SHORT-TERM INVESTMENTS (Cost $4,031,935)		4,031,935
TOTAL INVESTMENTS — 103.7% (Cost $51,393,757) (j)		50,756,251
Other Assets/ (Liabilities) — (3.7)%		(1,798,071)
NET ASSETS — 100.0%		$48,958,180

Abbreviation Legend

CMT	Constant Maturity Treasury Index
PIK	Payment in kind^^
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note^

The accompanying notes are an integral part of the financial statements.
38

MML High Yield Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	All or a portion of the security represents unsettled bank loan commitments at December 31, 2024, where the rate will be determined at time of settlement.
(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $36,984,883 or 75.54% of net assets.

(c)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $2,950,393 or 6.03% of net assets. The Fund received $31,397 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	Security is perpetual and has no stated maturity date.
(e)	Non-income producing security.
(f)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2024, these securities amounted to a value of $15,256 or 0.03% of net assets.

(g)	Investment is valued using significant unobservable inputs.
(h)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(i)
Maturity value of $977,246. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $996,689.

(j)	See Note 6 for aggregate cost for federal tax purposes.
^
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

^^	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
Country weightings, as a percentage of net assets, is as follows:

United States	82.6%
Canada	5.8%
United Kingdom	1.6%
Hong Kong	1.2%
Switzerland	1.0%
Ireland	1.0%
Panama	0.8%
Luxembourg	0.6%
Spain	0.5%
Puerto Rico	0.3%
Total Long-Term Investments	95.4%
Short-Term Investments and Other Assets and Liabilities	4.6%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
39

MML Inflation-Protected and Income Fund – Portfolio of Investments

December 31, 2024

	Principal Amount	Value
Bonds & Notes — 83.5%
Non-U.S. Government Agency Obligations — 56.5%
Automobile Asset-Backed Securities — 12.2%
American Credit Acceptance Receivables Trust, Series 2021-2, Class E 2.540% 7/13/27 (a)	$3,800,000	$3,789,331
BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2 5.542% 10/27/31 (a)	576,135	578,431
Carvana Auto Receivables Trust, Series 2021-N3, Class B 0.660% 6/12/28	572,361	549,701
Drive Auto Receivables Trust
Series 2021-1, Class D, 1.450% 1/16/29	2,434,188	2,408,106
Series 2021-3, Class C, 1.470% 1/15/27	42,612	42,551
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	1,080,520	1,057,176
Series 2020-3A, Class E, 3.440% 8/17/26 (a)	2,450,523	2,436,849
Flagship Credit Auto Trust, Series 2021-2, Class C 1.270% 6/15/27 (a)	2,467,941	2,433,438
Ford Credit Auto Owner Trust, Series 2018-1, Class C 3.490% 7/15/31 (a)	2,000,000	1,998,701
Onemain Direct Auto Receivables Trust, Series 2022-1A, Class C 5.310% 6/14/29 (a)	800,000	798,163
Tesla Auto Lease Trust, Series 2023-B, Class B 6.570% 8/20/27 (a)	2,000,000	2,029,841
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.480% 9/15/27 (a)	2,000,000	2,010,981
Series 2023-4A, Class A2, 6.230% 1/15/27 (a)	623,056	626,315
		20,759,584
Commercial Mortgage-Backed Securities — 3.5%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797% 6.194% FRN 7/15/35 (a)	1,000,000	996,250
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD Term SOFR + 2.047% 6.445% FRN 12/15/37 (a)	308,865	308,865

	Principal Amount	Value
COMM Mortgage Trust, Series 2015-LC19, Class D 2.867% 2/10/48 (a)	$1,700,000	$1,513,406
Extended Stay America Trust Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364% 6.762% FRN 7/15/38 (a)	792,712	794,693
Series 2021-ESH, Class F, 1 mo. USD Term SOFR + 3.814% 8.212% FRN 7/15/38 (a)	1,056,949	1,062,116
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 6.696% FRN 2/15/39 (a)	700,000	665,133
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.335% 6.674% FRN 5/25/38 (a)	673,680	674,732
		6,015,195
Home Equity Asset-Backed Securities — 1.2%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729% 5.068% FRN 4/25/36	688,729	678,558
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374% 4.713% FRN 3/25/37	107,667	105,752
Point Securitization Trust, Series 2024-1, Class A1 6.500% 6/25/54 (a)	1,172,574	1,165,056
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD Term SOFR + 0.284% 4.623% FRN 1/25/37	48,971	48,463
Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314% 5.653% FRN 11/25/35 (a)	105,593	105,133
		2,102,962
Other Asset-Backed Securities — 25.4%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314% 4.712% FRN 9/15/41 (a)	35,835	35,485
ACHV ABS Trust
Series 2024-1PL, Class A, 5.900% 4/25/31 (a)	765,603	772,200
Series 2023-4CP, Class B, 7.240% 11/25/30 (a)	137,130	137,586

The accompanying notes are an integral part of the financial statements.
40

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Affirm Asset Securitization Trust
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	$41,796	$41,367
Series 2022-Z1, Class A, 4.550% 6/15/27 (a)	57,336	57,273
Series 2023-A, Class 1A, 6.610% 1/18/28 (a)	7,500,000	7,513,308
Series 2023-X1, Class A, 7.110% 11/15/28 (a)	591,529	592,880
Series 2023-X1, Class B, 7.770% 11/15/28 (a)	2,000,000	2,014,273
Alterna Funding III LLC
Series 2024-1A, Class A, 6.260% 5/16/39 (a)	1,672,066	1,687,020
Series 2024-1A, Class B, 7.136% 5/16/39 (a)	893,602	900,859
BHG Securitization Trust
Series 2021-B, Class A, 0.900% 10/17/34 (a)	65,707	65,470
Series 2021-A, Class A, 1.420% 11/17/33 (a)	906,411	886,584
Series 2022-C, Class A, 5.320% 10/17/35 (a)	37,685	37,689
Series 2023-A, Class A, 5.550% 4/17/36 (a)	668,314	669,191
FCI Funding LLC, Series 2024-1A, Class A 5.440% 8/15/36 (a)	968,852	965,366
FNA VI LLC, Series 2021-1A, Class A 1.350% 1/10/32 (a)	1,478,533	1,393,914
GreenSky Home Improvement Trust, Series 2024-1, Class A2 5.880% 6/25/59 (a)	2,359,931	2,369,569
Hilton Grand Vacations Trust, Series 2022-2A, Class C 5.570% 1/25/37 (a)	335,001	331,560
LL ABS Trust, Series 2022-1A, Class B 5.050% 11/15/29 (a)	72,029	72,020
Marlette Funding Trust, Series 2022-2A, Class B 5.500% 8/15/32 (a)	126,666	126,679
MCA Fund Holding LLC, Series 2020-1, Class A 3.250% 11/15/35 (a)	312,294	304,606
NP SPE II LLC, Series 2019-1A, Class A1 2.574% 9/20/49 (a)	115,106	112,056
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1, 1.480% 1/20/51 (a)	3,159,809	3,014,509
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	2,296,446	2,215,768

	Principal Amount	Value
Oxford Finance Funding LLC
Series 2020-1A, Class A2, 3.101% 2/15/28 (a)	$2,611,587	$2,596,683
Series 2020-1A, Class B, 4.037% 2/15/28 (a)	495,955	492,913
Pagaya AI Debt Grantor Trust
Series 2024-10, Class A, 5.183% 6/15/32 (a)	2,000,000	2,002,915
Series 2024-8, Class A, 5.331% 1/15/32 (a)	3,311,338	3,323,997
Series 2024-5, Class A, 6.278% 10/15/31 (a)	861,925	872,514
Pagaya AI Debt Trust, Series 2024-4, Class B 6.539% 8/15/31 (a)	3,353,652	3,391,643
PFS Financing Corp., Series 2022-A, Class B 2.770% 2/15/27 (a)	800,000	797,686
PVONE 2023-1 LLC, Series 2023-2A, Class A 7.670% 9/17/35 (a)	791,058	797,183
RAM LLC, Series 2024-1, Class A 6.669% 2/15/39 (a)	1,910,980	1,921,350
Reach ABS Trust, Series 2024-1A, Class A 6.300% 2/18/31 (a)	385,291	387,702
Reach Financial LLC, Series 2023-1A, Class A 7.050% 2/18/31 (a)	273,510	273,973
		43,175,791
Real Estate Investment Trusts (REITS) — 0.6%
SBA Tower Trust 2.836% 1/15/50 (a)	1,000,000	998,974
Student Loans Asset-Backed Securities — 6.4%
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	100,665	75,406
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	13,372	11,276
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 30 day USD SOFR Average + 0.914% 5.483% FRN 10/25/56 (a)	129,694	129,674
JP Morgan Student Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.612% 5.789% FRN 6/28/39 (a)	227,852	203,645
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX 2.340% 10/25/48 (a)	29,295	28,818
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	1,316,724	1,188,808
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	200,884	187,231

The accompanying notes are an integral part of the financial statements.
41

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Navient Student Loan Trust, Series 2017-1A, Class A3, 30 day USD SOFR Average + 1.264% 5.833% FRN 7/26/66 (a)	$234,595	$236,655
Nelnet Student Loan Trust
Series 2005-2, Class B, 90 day USD SOFR Average + 0.432% 5.188% FRN 3/23/37	854,830	827,749
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 5.244% FRN 6/25/41	135,247	122,419
Series 2006-2, Class B, 90 day USD SOFR Average + 0.462% 5.645% FRN 1/25/38	436,227	375,698
Series 2004-3, Class B, 90 day USD SOFR Average + 0.612% 5.795% FRN 10/25/40	870,503	860,820
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 6.183% FRN 6/25/41 (a)	375,000	365,633
SLC Student Loan Trust
Series 2006-2, Class B, 90 day USD SOFR Average + 0.492% 5.300% FRN 12/15/39	540,485	481,848
Series 2005-2, Class B, 90 day USD SOFR Average + 0.542% 5.350% FRN 3/15/40	764,653	694,964
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 5.645% FRN 1/25/70	167,089	156,393
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.655% FRN 10/25/40	281,809	265,142
Series 2006-2, Class B, 90 day USD SOFR Average + 0.482% 5.665% FRN 1/25/41	246,788	230,673
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.755% FRN 1/25/55	208,551	198,264
Series 2004-8, Class B, 90 day USD SOFR Average + 0.722% 5.905% FRN 1/25/40	217,242	211,419
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 5.915% FRN 10/25/64	128,326	121,503
SMB Private Education Loan Trust
Series 2018-B, Class A2B, 1 mo. USD Term SOFR + 0.834% 5.232% FRN 1/15/37 (a)	300,255	299,262

	Principal Amount	Value
Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 5.382% FRN 7/15/36 (a)	$429,188	$428,982
Series 2024-R1, Class M, 6.000% 9/15/54 (a)	2,736,750	2,728,712
SoFi Alternative Trust, Series 2019-C, Class PT, 5.046% VRN 1/25/45 (a) (b)	393,691	381,278
		10,812,272
Whole Loan Collateral Collateralized Mortgage Obligations — 7.2%
Angel Oak Mortgage Trust
Series 2020-6, Class A1, 1.261% VRN 5/25/65 (a) (b)	746,691	673,988
Series 2022-2, Class A1, 3.353% VRN 1/25/67 (a) (b)	1,694,045	1,564,532
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064% 5.500% FRN 8/25/49 (a)	677,020	646,954
COLT Mortgage Loan Trust, Series 2022-1, Class A1, 2.284% VRN 12/27/66 (a) (b)	5,327,427	4,792,715
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A5, 1 mo. USD Term SOFR + 0.274% 4.613% FRN 11/25/36	120,742	119,492
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b)	1,129,508	917,566
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 5.403% FRN 2/25/60 (a)	235,038	228,622
PSMC Trust, Series 2020-2, Class A2, 3.000% VRN 5/25/50 (a) (b)	564,731	491,920
STAR Trust, Series 2021-1, Class A3, 1.528% VRN 5/25/65 (a) (b)	2,019,357	1,805,016
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b)	457,184	448,498
Verus Securitization Trust, Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (b)	616,064	525,656
		12,214,959
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $97,028,854)		96,079,737

The accompanying notes are an integral part of the financial statements.
42

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (c) — 4.9%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 yr. CMT + 2.144% 6.441% FRN 3/01/37	$56,070	$56,784
Whole Loans — 4.9%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA6, Class M1, 30 day USD SOFR Average + 0.800% 5.369% FRN 10/25/41 (a)	390,940	390,947
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 5.419% FRN 11/25/41 (a)	1,068,345	1,067,914
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 5.869% FRN 2/25/42 (a)	1,180,464	1,184,347
Series 2020-DNA1, Class M2, 30 day USD SOFR Average + 1.814% 6.383% FRN 1/25/50 (a)	232,356	233,108
Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000% 6.569% FRN 4/25/42 (a)	1,126,810	1,141,227
Series 2018-DNA3, Class M2A, 30 day USD SOFR Average + 2.214% 6.783% FRN 9/25/48 (a)	49,222	49,324
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 7.684% FRN 6/25/42 (a)	360,054	370,548
Federal National Mortgage Association Connecticut Avenue Securities
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 6.460% FRN 6/25/43 (a)	726,139	735,201
Series 2022-R05, Class 2M1, 30 day USD SOFR Average + 1.900% 6.469% FRN 4/25/42 (a)	619,549	623,568
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 7.069% FRN 4/25/43 (a)	689,986	702,639
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950% 7.510% FRN 6/25/42 (a)	1,688,275	1,741,840
		8,240,663
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $8,240,744)		8,297,447

	Principal Amount	Value
U.S. Treasury Obligations — 22.1%
U.S. Treasury Bonds & Notes — 22.1%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	$484,964	$266,678
0.125% 2/15/52	623,651	337,910
0.250% 2/15/50	368,331	214,636
0.625% 2/15/43	274,586	201,032
0.750% 2/15/42	419,079	320,921
0.750% 2/15/45	536,180	388,280
0.875% 2/15/47	588,434	425,418
1.000% 2/15/46	466,263	350,980
1.000% 2/15/48	448,014	329,630
1.000% 2/15/49	313,600	228,391
1.375% 2/15/44	880,354	732,162
1.500% 2/15/53	584,040	467,588
2.125% 2/15/41	1,383,734	1,338,104
2.125% 2/15/54	359,979	333,153
2.500% 1/15/29	367,550	373,987
3.375% 4/15/32	444,580	481,154
3.875% 4/15/29	768,040	823,710
U.S. Treasury Inflation-Indexed Notes
0.125% 4/15/25	1,833,045	1,821,704
0.125% 1/15/30	1,226,860	1,114,216
0.125% 7/15/30	1,415,811	1,276,055
0.125% 1/15/31	1,400,518	1,242,905
0.125% 7/15/31	1,118,834	984,802
0.125% 1/15/32	1,480,323	1,283,095
0.250% 7/15/29	740,406	685,712
0.500% 1/15/28	1,817,146	1,737,080
0.625% 7/15/32	1,738,240	1,553,398
0.750% 7/15/28 (d)	1,540,438	1,479,527
0.875% 1/15/29	750,060	716,109
1.125% 1/15/33	1,907,424	1,754,277
1.250% 4/15/28	1,767,948	1,722,481
1.375% 7/15/33	1,195,230	1,118,054
1.625% 10/15/29	3,862,205	3,798,407
1.750% 1/15/34	1,540,320	1,476,672
1.875% 7/15/34	1,911,324	1,852,064
2.125% 4/15/29	306,153	306,609
2.375% 10/15/28	3,988,229	4,049,973
		37,586,874
TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,279,218)		37,586,874
TOTAL BONDS & NOTES (Cost $145,548,816)		141,964,058
TOTAL LONG-TERM INVESTMENTS (Cost $145,548,816)		141,964,058

The accompanying notes are an integral part of the financial statements.
43

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 14.9%
Commercial Paper — 14.1%
American Honda Finance Corp. 4.777% 3/05/25	$2,000,000	$1,983,446
Bell Telephone Co. of Canada or Bell Canada 4.838% 1/06/25 (a)	3,000,000	2,997,786
Canadian Pacific Railway Co. 4.773% 1/09/25 (a)	4,000,000	3,995,511
Fortive Corp. 4.786% 1/06/25 (a)	4,000,000	3,997,014
Penske Truck Leasing Co. LP 4.822% 2/12/25	5,000,000	4,972,060
Ryder System, Inc. 4.818% 1/06/25	2,000,000	1,998,507
Tampa Electric Co. 4.834% 1/13/25 (a)	2,000,000	1,996,860
Volkswagen Financial Services 5.016% 1/06/25 (a)	2,000,000	1,998,507
		23,939,691
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (e)	1,432,242	1,432,242
TOTAL SHORT-TERM INVESTMENTS (Cost $25,373,912)		25,371,933
TOTAL INVESTMENTS — 98.4% (Cost $170,922,728) (f)		167,335,991
Other Assets/ (Liabilities) — 1.6%		2,684,263
NET ASSETS — 100.0%		$170,020,254

Abbreviation Legend

CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note^
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note^

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $109,749,387 or 64.55% of net assets.

(b)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2024.

(c)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(d)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(e)
Maturity value of $1,432,461. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $1,461,049.

(f)	See Note 6 for aggregate cost for federal tax purposes.
^
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra Bond	3/20/25	3	$368,284	$ (11,565)
Short
U.S. Treasury Long Bond	3/20/25	6	$(698,910)	$15,847
U.S. Treasury Ultra 10 Year	3/20/25	3	(338,569)	4,631
U.S. Treasury Note 2 Year	3/31/25	203	(41,712,698)	(26,005)
U.S. Treasury Note 5 Year	3/31/25	24	(2,560,989)	9,676
				$4,149

The accompanying notes are an integral part of the financial statements.
44

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)
Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD 2,000,000	$11,481	$—	$11,481
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD 2,000,000	9,926	—	9,926
Fixed 2.164%	Maturity	U.S. Consumer Price Index	Maturity	9/19/26	USD 4,000,000	25,613	—	25,613
						$47,020	$ —	$47,020

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fed Funds + 23.5 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	1/30/25	USD 37,598,528	$(243,352)	$ —	$(243,352)
Fed Funds + 29.1 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	5/29/25	USD 31,544,116	(313,320)	—	(313,320)
Fed Funds + 25.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	2/28/25	USD 31,881,878	(452,901)	—	(452,901)
Fed Funds + 28.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	4/30/25	USD 26,999,999	(298,165)	—	(298,165)
							$(1,307,738)	$—	$(1,307,738)

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
45

MML iShares® 60/40 Allocation Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Exchange-Traded Funds — 100.0%
iShares 1-5 Year Investment Grade Corporate Bond ETF	51,321	$2,653,296
iShares 20+ Year Treasury Bond ETF	12,164	1,062,282
iShares Broad USD High Yield Corporate Bond ETF	14,415	530,328
iShares Core Dividend Growth ETF	25,674	1,574,843
iShares Core International Aggregate Bond ETF	5,311	265,125
iShares Core MSCI Emerging Markets ETF	20,089	1,049,047
iShares Core MSCI International Developed Markets ETF (a)	106,193	6,846,263
iShares Core S&P 500 ETF	7,979	4,697,078
iShares Core S&P Mid-Cap ETF	16,922	1,054,410
iShares Core S&P Total U.S. Stock Market ETF	126,942	16,327,280
iShares Core U.S. Aggregate Bond ETF	172,669	16,731,626
TOTAL EXCHANGE-TRADED FUNDS (Cost $49,405,183)		52,791,578
TOTAL LONG-TERM INVESTMENTS (Cost $49,405,183)		52,791,578
Short-Term Investments — 12.5%
Investment of Cash Collateral from Securities Loaned — 12.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (b)	6,403,254	6,403,254

	Principal Amount	Value
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (c)	$231,323	$231,323
TOTAL SHORT-TERM INVESTMENTS (Cost $6,634,577)		6,634,577
TOTAL INVESTMENTS — 112.5% (Cost $56,039,760) (d)		59,426,155
Other Assets/ (Liabilities) — (12.5)%		(6,605,666)
NET ASSETS — 100.0%		$52,820,489

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $6,254,815 or 11.84% of net assets. (Note 2).
(b)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(c)
Maturity value of $231,358. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $235,973.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
46

MML iShares® 80/20 Allocation Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Exchange-Traded Funds — 99.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF	91,711	$4,741,459
iShares 20+ Year Treasury Bond ETF	10,868	949,102
iShares Broad USD High Yield Corporate Bond ETF	25,759	947,674
iShares Core Dividend Growth ETF (a)	45,879	2,814,218
iShares Core International Aggregate Bond ETF	18,982	947,581
iShares Core MSCI Emerging Markets ETF	89,746	4,686,536
iShares Core MSCI International Developed Markets ETF (a)	218,962	14,116,480
iShares Core S&P 500 ETF	12,674	7,460,930
iShares Core S&P Mid-Cap ETF	60,479	3,768,447
iShares Core S&P Total U.S. Stock Market ETF	326,429	41,985,298
iShares Core U.S. Aggregate Bond ETF	117,547	11,390,304
TOTAL EXCHANGE-TRADED FUNDS (Cost $82,585,461)		93,808,029
TOTAL LONG-TERM INVESTMENTS (Cost $82,585,461)		93,808,029
Short-Term Investments — 16.9%
Investment of Cash Collateral from Securities Loaned — 16.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (b)	15,637,859	15,637,859

	Principal Amount	Value
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (c)	$159,530	$159,530
TOTAL SHORT-TERM INVESTMENTS (Cost $15,797,389)		15,797,389
TOTAL INVESTMENTS — 116.8% (Cost $98,382,850) (d)		109,605,418
Other Assets/ (Liabilities) — (16.8)%		(15,750,726)
NET ASSETS — 100.0%		$93,854,692

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $15,277,011 or 16.28% of net assets. (Note 2).
(b)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(c)
Maturity value of $159,554. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $162,729.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
47

MML Managed Bond Fund – Portfolio of Investments

December 31, 2024

	Principal Amount	Value
Bonds & Notes — 98.3%
Corporate Debt — 37.5%
Aerospace & Defense — 0.2%
Boeing Co.
5.930% 5/01/60	$605,000	$559,812
6.858% 5/01/54	714,000	758,872
		1,318,684
Airlines — 0.2%
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.600% 9/01/27	249,760	246,223
Series 2024-1, Class AA, 5.450% 8/15/38	834,000	835,163
		1,081,386
Auto Manufacturers — 0.8%
Ford Motor Credit Co. LLC
5.303% 9/06/29	1,565,000	1,533,674
General Motors Co.
5.150% 4/01/38	800,000	736,078
Nissan Motor Acceptance Co. LLC
5.300% 9/13/27 (a) (b)	1,250,000	1,235,700
Volkswagen Group of America Finance LLC
4.600% 6/08/29 (a)	734,000	706,864
4.950% 8/15/29 (a)	550,000	536,680
		4,748,996
Banks — 6.7%
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	2,635,000	2,146,842
5 yr. CMT + 2.000% 3.846% VRN 3/08/37	2,145,000	1,900,033
Barclays PLC
5 yr. CMT + 5.867% 6.125% VRN (c)	1,300,000	1,296,941
5 yr. CMT + 5.431% 8.000% VRN (c)	1,382,000	1,429,782
BNP Paribas SA 5 yr. CMT + 3.196%
4.625% VRN (a) (c)	1,625,000	1,526,441
BPCE SA, (Acquired 10/12/21, Cost $1,860,000), 1 day USD SOFR + 1.730%
3.116% VRN 10/19/32 (a) (d)	1,860,000	1,539,204
Citigroup, Inc.
5 yr. CMT + 2.572% 6.750% VRN (b) (c)	1,560,000	1,547,312

	Principal Amount	Value
10 yr. CMT + 2.757% 7.000% VRN (c)	$1,167,000	$1,230,689
Discover Bank 5 yr. USD SOFR ICE Swap + 1.730% 5.974% VRN 8/09/28	3,105,000	3,161,990
HSBC Holdings PLC
1 day USD SOFR + 1.520% 5.733% VRN 5/17/32	1,224,000	1,238,270
5 yr. CMT + 3.298% 6.875% VRN (c)	754,000	750,556
ING Groep NV 5 yr. USD Swap + 4.446% 6.500% VRN (c)	1,950,000	1,949,972
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 2.515% 2.956% VRN 5/13/31	1,000,000	894,509
Lloyds Banking Group PLC
5 yr. USD ICE Swap + 4.496% 7.500% VRN (c)	1,400,000	1,411,014
5 yr. CMT + 3.913% 8.000% VRN (b) (c)	975,000	1,012,197
Macquarie Bank Ltd. 5 yr. CMT + 1.700% 3.052% VRN 3/03/36 (a)	2,115,000	1,808,355
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36	1,270,000	1,032,933
1 day USD SOFR + 2.620% 5.297% VRN 4/20/37	2,320,000	2,254,053
National Australia Bank Ltd. 5 yr. CMT + 1.700% 3.347% VRN 1/12/37 (a)	2,135,000	1,836,776
NatWest Group PLC
5 yr. CMT + 5.625% 6.000% VRN (c)	1,950,000	1,939,469
5 yr. CMT + 2.937% 7.300% VRN (c)	625,000	616,345
Nordea Bank Abp 5 yr. CMT + 2.660% 6.300% VRN (a) (b) (c)	988,000	943,949
Societe Generale SA 5 yr. USD ICE Swap + 5.873% 8.000% VRN (a) (b) (c)	1,900,000	1,920,854
Synovus Bank
5.625% 2/15/28	1,563,000	1,565,791
Toronto-Dominion Bank 5 yr. CMT + 4.075% 8.125% VRN 10/31/82	2,781,000	2,898,693
Wells Fargo & Co. 5 yr. CMT + 2.767% 6.850% VRN (c)	1,044,000	1,077,565
		40,930,535

The accompanying notes are an integral part of the financial statements.
48

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.1%
Bacardi Ltd.
5.150% 5/15/38 (a)	$450,000	$413,856
Bacardi Ltd./Bacardi-Martini BV
5.900% 6/15/43 (a)	396,000	383,781
		797,637
Biotechnology — 0.3%
Amgen, Inc.
5.600% 3/02/43	982,000	954,628
5.750% 3/02/63	700,000	671,340
		1,625,968
Chemicals — 0.5%
Celanese US Holdings LLC
6.600% STEP 11/15/28	1,500,000	1,536,526
Dow Chemical Co.
5.600% 2/15/54 (b)	700,000	661,184
Huntsman International LLC
2.950% 6/15/31	1,075,000	896,042
		3,093,752
Computers — 0.2%
Kyndryl Holdings, Inc.
6.350% 2/20/34	1,068,000	1,111,093
Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	1,965,000	1,712,142
5 yr. CMT + 2.720% 6.950% VRN 3/10/55	211,000	217,156
Ally Financial, Inc.
1 day USD SOFR + 1.730% 5.543% VRN 1/17/31	711,000	700,970
1 day USD SOFR + 3.260% 6.992% VRN 6/13/29	725,000	755,291
Apollo Global Management, Inc.
5.800% 5/21/54	1,196,000	1,201,057
ARES Finance Co. III LLC 5 yr. CMT + 3.237% 4.125% VRN 6/30/51 (a)	1,585,000	1,518,818
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	1,680,000	1,557,866
4.950% 1/15/28 (a)	1,545,000	1,530,968
BGC Group, Inc.
6.600% 6/10/29	1,900,000	1,946,455
Blue Owl Finance LLC
3.125% 6/10/31	1,195,000	1,048,253
Charles Schwab Corp. 5 yr. CMT + 3.168% 4.000% VRN (c)	2,000,000	1,934,390
		14,123,366

	Principal Amount	Value
Electric — 1.5%
AES Corp. 5 yr. CMT + 3.201% 7.600% VRN 1/15/55	$1,554,000	$1,596,137
Emera, Inc. 3 mo. USD LIBOR + 5.440% 6.750% VRN 6/15/76	1,625,000	1,633,432
Entergy Mississippi LLC 5.850% 6/01/54	765,000	771,221
Entergy Texas, Inc. 5.800% 9/01/53	1,185,000	1,185,141
MidAmerican Energy Co. 5.300% 2/01/55	492,000	464,762
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547% 3.800% VRN 3/15/82	1,250,000	1,189,173
Sempra
5 yr. CMT + 2.868% 4.125% VRN 4/01/52	1,366,000	1,303,548
5 yr. CMT + 4.550% 4.875% VRN (c)	1,025,000	1,011,661
		9,155,075
Entertainment — 0.4%
Warnermedia Holdings, Inc.
4.279% 3/15/32	2,100,000	1,850,535
5.141% 3/15/52	825,000	612,978
		2,463,513
Food — 0.6%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.625% 1/15/32	1,350,000	1,191,306
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,730,000	1,424,155
4.250% 2/01/27 (a)	1,145,000	1,119,724
		3,735,185
Gas — 0.4%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,250,000	1,334,290
NiSource, Inc.
5.800% 2/01/42	950,000	919,618
		2,253,908
Health Care - Services — 0.9%
Centene Corp.
3.000% 10/15/30	1,775,000	1,531,642
Cigna Group
4.800% 7/15/46	880,000	751,927
HCA, Inc.
5.900% 6/01/53	1,470,000	1,387,254
Humana, Inc.
5.750% 4/15/54	808,000	748,832

The accompanying notes are an integral part of the financial statements.
49

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
UnitedHealth Group, Inc.
5.750% 7/15/64	$914,000	$888,099
		5,307,754
Insurance — 7.2%
Allianz SE 5 yr. CMT + 2.973% 3.500% VRN (a) (c)	4,200,000	4,017,355
Allstate Corp., (Acquired 11/30/18, Cost $2,909,256), 3 mo. USD Term SOFR + 3.200% 7.723% VRN 8/15/53 (d)	2,885,000	2,885,401
Arthur J Gallagher & Co.
5.000% 2/15/32	208,000	205,291
Ascot Group Ltd.
4.250% 12/15/30 (a)	1,990,000	1,697,907
Athene Global Funding
2.673% 6/07/31 (a)	1,630,000	1,384,842
Athene Holding Ltd. 5 yr. CMT + 2.607% 6.625% VRN 10/15/54	1,645,000	1,635,797
AXIS Specialty Finance LLC 5 yr. CMT + 3.186% 4.900% VRN 1/15/40	1,315,000	1,234,398
Beacon Funding Trust 6.266% 8/15/54 (a)	1,545,000	1,525,786
CNO Financial Group, Inc. 6.450% 6/15/34	1,520,000	1,570,374
Corebridge Financial, Inc. 5 yr. CMT + 3.846% 6.875% VRN 12/15/52	3,281,000	3,367,027
Enstar Finance LLC
HYB, 5 yr. CMT + 4.006% 5.500% VRN 1/15/42	1,977,000	1,887,820
5 yr. CMT + 5.468% 5.750% VRN 9/01/40	2,200,000	2,169,906
Equitable Holdings, Inc. 5 yr. CMT + 4.736% 4.950% VRN (b) (c)	885,000	879,883
Fairfax Financial Holdings Ltd. 6.100% 3/15/55 (a)	1,545,000	1,524,246
Global Atlantic Fin Co.
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a)	3,060,000	2,955,368
6.750% 3/15/54 (a)	408,000	414,045
5 yr. CMT + 3.608% 7.950% VRN 10/15/54 (a)	678,000	709,190
Kemper Corp. 3.800% 2/23/32	875,000	769,826
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315% 4.125% VRN 12/15/51 (a)	1,381,000	1,314,174
Markel Group, Inc. 6.000% 5/16/54	1,380,000	1,366,608
MetLife Capital Trust IV 7.875% 12/15/67 (a)	725,000	790,747

	Principal Amount	Value
Pine Street Trust III 6.223% 5/15/54 (a)	$1,615,000	$1,629,704
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	3,805,000	3,269,599
4.450% 5/12/27 (a)	231,000	226,435
4.750% 4/08/32 (a)	805,000	736,394
USF&G Capital I 8.500% 12/15/45 (a)	885,000	932,469
Vitality Re XV Ltd. 3 mo. U.S. T-Bill Rate + 2.500% 6.814% FRN 1/08/29 (a)	3,016,000	3,012,682
		44,113,274
Investment Companies — 3.1%
Antares Holdings LP
2.750% 1/15/27 (a)	1,275,000	1,194,980
3.950% 7/15/26 (a)	3,005,000	2,916,560
8.500% 5/18/25 (a)	720,000	726,158
ARES Capital Corp.
5.875% 3/01/29	990,000	998,382
ARES Strategic Income Fund
6.350% 8/15/29 (a)	1,918,000	1,952,216
Blackstone Private Credit Fund
2.625% 12/15/26	2,250,000	2,144,123
Blackstone Secured Lending Fund
2.750% 9/16/26	875,000	839,828
Blue Owl Credit Income Corp.
4.700% 2/08/27	1,945,000	1,917,210
5.800% 3/15/30 (a)	1,625,000	1,600,475
Blue Owl Technology Finance Corp. II 6.750% 4/04/29 (a)	1,295,000	1,302,937
Golub Capital BDC, Inc.
2.500% 8/24/26	880,000	838,276
6.000% 7/15/29	1,322,000	1,320,926
HPS Corporate Lending Fund 6.250% 9/30/29 (a) (b)	1,115,000	1,134,083
		18,886,154
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% 2/01/32	1,250,000	989,917
6.484% 10/23/45	760,000	718,137
Discovery Communications LLC 4.125% 5/15/29	650,000	605,593
Paramount Global
5 yr. CMT + 3.999% 6.375% VRN 3/30/62	836,000	808,063
6.875% 4/30/36	1,100,000	1,113,688
7.875% 7/30/30	625,000	676,526

The accompanying notes are an integral part of the financial statements.
50

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Cable LLC
6.750% 6/15/39	$985,000	$965,386
		5,877,310
Oil & Gas — 2.9%
BP Capital Markets PLC
5 yr. CMT + 1.674% 6.125% VRN (c)	1,535,000	1,508,235
5 yr. CMT + 2.153% 6.450% VRN (b) (c)	663,000	681,107
EQT Corp. 7.000% STEP 2/01/30	907,000	963,310
Expand Energy Corp. 5.700% 1/15/35	825,000	809,724
Helmerich & Payne, Inc. 5.500% 12/01/34 (a) (b)	2,250,000	2,136,306
Occidental Petroleum Corp.
5.375% 1/01/32	775,000	758,842
6.050% 10/01/54	1,598,000	1,516,166
Ovintiv, Inc.
6.500% 8/15/34	1,050,000	1,087,696
6.500% 2/01/38	545,000	554,902
7.100% 7/15/53	1,403,000	1,493,254
Patterson-UTI Energy, Inc.
3.950% 2/01/28	2,005,000	1,917,718
5.150% 11/15/29	575,000	560,678
7.150% 10/01/33	575,000	602,540
Petroleos Mexicanos
5.350% 2/12/28	665,000	607,796
6.375% 1/23/45	595,000	398,114
6.500% 3/13/27	585,000	565,562
6.625% 6/15/35	140,000	110,266
Santos Finance Ltd. 6.875% 9/19/33 (a)	1,075,000	1,141,368
		17,413,584
Oil & Gas Services — 0.2%
NOV, Inc. 3.950% 12/01/42	1,506,000	1,117,542
Pharmaceuticals — 1.4%
Bayer US Finance LLC 6.500% 11/21/33 (a)	1,200,000	1,220,891
CVS Health Corp.
5.050% 3/25/48	455,000	375,168
5.875% 6/01/53	1,050,000	963,207
6.125% 9/15/39	560,000	546,983
5 yr. CMT + 2.886% 7.000% VRN 3/10/55	1,815,000	1,821,090
CVS Pass-Through Trust
5.926% 1/10/34 (a)	798,870	791,899
7.507% 1/10/32 (a)	637,180	670,924

	Principal Amount	Value
Utah Acquisition Sub, Inc.
5.250% 6/15/46	$2,325,000	$1,957,605
		8,347,767
Pipelines — 1.2%
Energy Transfer LP
5.950% 5/15/54	660,000	638,053
5 yr. CMT + 5.306% 7.125% VRN (c)	1,575,000	1,580,672
EnLink Midstream Partners LP
5.050% 4/01/45	625,000	537,093
5.450% 6/01/47	1,125,000	1,012,401
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372% 8.895% VRN (c)	2,345,000	2,327,605
Western Midstream Operating LP
5.450% 11/15/34	1,590,000	1,535,806
		7,631,630
Private Equity — 1.1%
Brookfield Finance, Inc.
5.968% 3/04/54	871,000	880,372
Hercules Capital, Inc.
2.625% 9/16/26	3,284,000	3,124,614
3.375% 1/20/27	1,745,000	1,668,515
KKR Group Finance Co. VIII LLC 3.500% 8/25/50 (a)	710,000	489,368
KKR Group Finance Co. X LLC 3.250% 12/15/51 (a)	1,271,000	829,602
		6,992,471
Real Estate Investment Trusts (REITS) — 2.7%
Broadstone Net Lease LLC 2.600% 9/15/31	2,120,000	1,750,883
EPR Properties
3.600% 11/15/31	876,000	766,451
3.750% 8/15/29	675,000	625,354
4.500% 6/01/27	1,715,000	1,685,676
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750% 12/15/27 (a)	2,625,000	2,395,648
Piedmont Operating Partnership LP
6.875% 7/15/29	1,225,000	1,258,613
9.250% 7/20/28	772,000	847,056
Service Properties Trust 4.950% 10/01/29	1,155,000	918,751
Store Capital LLC
4.500% 3/15/28	2,075,000	2,011,705
4.625% 3/15/29	1,700,000	1,637,549
WEA Finance LLC 2.875% 1/15/27 (a)	2,420,000	2,303,090
		16,200,776

The accompanying notes are an integral part of the financial statements.
51

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.1%
Intel Corp. 5.600% 2/21/54	$650,000	$570,006
Software — 0.8%
AppLovin Corp. 5.375% 12/01/31	1,540,000	1,540,400
Electronic Arts, Inc. 2.950% 2/15/51	1,100,000	689,326
Microsoft Corp. 2.921% 3/17/52	2,064,000	1,363,547
Oracle Corp. 5.375% 9/27/54	1,275,000	1,175,195
		4,768,468
Telecommunications — 0.7%
AT&T, Inc. 3.550% 9/15/55	3,053,000	2,053,403
Sprint Capital Corp. 8.750% 3/15/32	1,250,000	1,492,379
T-Mobile USA, Inc. 6.000% 6/15/54	974,000	987,218
		4,533,000
TOTAL CORPORATE DEBT (Cost $236,754,718)		228,198,834
Non-U.S. Government Agency Obligations — 24.1%
Commercial Mortgage-Backed Securities — 8.2%
Bank, Series 2020-BN30, Class MCDF, 2.918% VRN 12/15/53 (e)	2,100,000	1,132,596
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.760% VRN 2/15/54 (a) (e)	2,200,000	1,663,888
Series 2021-B23, Class 360B, 2.760% VRN 2/15/54 (a) (e)	3,587,000	2,515,822
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (e)	2,500,000	1,542,015
BGME Trust
Series 2021-VR, Class C, 2.995% VRN 1/10/43 (a) (e)	12,518,000	9,655,859
Series 2021-VR, Class D, 2.995% VRN 1/10/43 (a) (e)	2,800,000	2,105,042
BX Commercial Mortgage Trust, Series 2021-SOAR, Class E, 1 mo. USD Term SOFR + 1.914%
6.313% FRN 6/15/38 (a)	1,665,802	1,665,801
BX Trust, Series 2023-LIFE, Class C 5.884% 2/15/28 (a)	500,000	468,674
COLEM Mortgage Trust, Series 2022-HLNE, Class D, 2.461% VRN 4/12/42 (a) (e)	1,600,000	1,240,420

	Principal Amount	Value
COMM Mortgage Trust
Series 2012-CR4, Class B, 3.703% 10/15/45 (a)	$1,060,000	$751,443
Series 2015-CR23, Class C, 4.332% VRN 5/10/48 (e)	1,000,000	943,864
Series 2014-LC17, Class C, 4.642% VRN 10/10/47 (e)	364,251	359,174
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD Term SOFR + 2.364% 6.762% FRN 10/15/43 (a)	2,629,000	2,345,762
Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864% 7.262% FRN 10/15/43 (a)	908,000	753,727
Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364% 6.762% FRN 7/15/38 (a)	1,761,582	1,765,984
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864% 6.265% FRN 8/15/38 (a)	1,586,968	1,566,141
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 6.146% FRN 2/15/39 (a)	2,900,000	2,836,645
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 6.496% FRN 2/15/39 (a)	5,000,000	4,872,056
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 6.696% FRN 2/15/39 (a)	4,100,000	3,895,780
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864% 6.262% FRN 3/15/38 (a)	1,534,715	1,496,350
MFT Mortgage Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	919,000	651,989
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (a) (e)	2,253,000	1,394,889
MHC Commercial Mortgage Trust, Series 2021-MHC, Class D, 1 mo. USD Term SOFR + 1.715% 6.112% FRN 4/15/38 (a)	1,280,000	1,280,000
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD Term SOFR + 2.214% 6.613% FRN 7/15/39 (a)	3,761,000	2,780,146
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B 4.556% 6/16/51	400,000	370,169
		50,054,236

The accompanying notes are an integral part of the financial statements.
52

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset-Backed Securities — 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314% 5.653% FRN 11/25/35 (a)	$298,574	$297,273
Other Asset-Backed Securities — 10.7%
AASET Trust, Series 2021-2A, Class B 3.538% 1/15/47 (a)	757,667	679,330
Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class A, 3 mo. USD Term SOFR + 1.472% 6.128% FRN 10/15/34 (a)	2,000,000	2,003,692
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440% 6.755% FRN 7/25/37 (a)	2,000,000	2,006,662
Apidos CLO XXXII Ltd., Series 2019-32A, Class B1R, 3 mo. USD Term SOFR + 1.500% 6.117% FRN 1/20/33 (a)	1,250,000	1,250,475
ARES Loan Funding VI Ltd., Series 2024-ALF6A, Class A1, 3 mo. USD Term SOFR + 1.470% 6.481% FRN 7/10/37 (a)	1,000,000	1,004,626
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320% 5.952% FRN 4/18/35 (a)	750,000	751,276
Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 3 mo. USD Term SOFR + 1.510% 6.844% FRN 7/25/37 (a)	1,700,000	1,711,798
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, 3 mo. USD Term SOFR + 1.530% 6.147% FRN 7/20/37 (a)	2,000,000	2,018,312
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600% 6.256% FRN 10/15/31 (a)	2,000,000	2,002,350
Capital Automotive REIT, Series 2024-3A, Class A1 4.400% 10/15/54 (a)	990,000	943,362
Carlyle US CLO Ltd., Series 2021-6A, Class B, 3 mo. USD Term SOFR + 1.962% 6.618% FRN 7/15/34 (a)	1,400,000	1,400,000
CARS-DB4 LP
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	450,663	403,390

	Principal Amount	Value
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	$390,952	$337,343
CIFC Funding Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450% 6.097% FRN 7/16/37 (a)	2,650,000	2,662,903
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, 3 mo. USD Term SOFR + 1.920% 6.441% FRN 5/20/36 (a)	500,000	500,830
Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD Term SOFR + 1.600% 6.114% FRN 11/22/31 (a)	1,000,000	1,001,929
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	1,349,823	1,122,005
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	346,614	312,219
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	577,479	514,148
Harbor Park CLO 18-1 Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.700% 6.317% FRN 1/20/31 (a)	1,290,000	1,292,763
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	286,579	255,964
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	331,419	286,455
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	96,087	83,649
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	369,662	333,214
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	77,247	68,972
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	584,754	535,115
Invesco CLO Ltd., Series 2021-3A, Class B, 3 mo. USD Term SOFR + 1.912% 6.543% FRN 10/22/34 (a)	2,000,000	2,002,858
Juniper Valley Park CLO Ltd., Series 2023-1A, Class BR, 3 mo. USD Term SOFR + 1.550% 6.167% FRN 7/20/36 (a)	1,350,000	1,352,970
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (a)	1,384,108	1,339,832

The accompanying notes are an integral part of the financial statements.
53

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Marble Point CLO XIX Ltd., Series 2020-3A, Class AR, 3 mo. USD Term SOFR + 1.400% 6.017% FRN 1/19/34 (a)	$2,250,000	$2,253,215
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,336,000	1,289,138
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	637,000	617,221
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class CR, 3 mo. USD Term SOFR + 2.450% 7.082% FRN 4/18/36 (a)	700,000	701,784
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1, 3 mo. USD Term SOFR + 1.580% 6.236% FRN 4/15/37 (a)	1,000,000	1,007,058
Mosaic Solar Loan Trust, Series 2018-1A, Class A 4.010% 6/22/43 (a)	126,696	117,705
Mosaic Solar Loans LLC, Series 2017-1A, Class A 4.450% 6/20/42 (a)	109,065	106,088
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD Term SOFR + 1.912% 6.568% FRN 7/15/34 (a)	1,800,000	1,802,012
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class A1R2, 3 mo. USD Term SOFR + 1.240% 5.519% FRN 1/20/37 (a) (f)	2,000,000	2,000,000
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class B, 3 mo. USD Term SOFR + 1.912% 6.568% FRN 10/14/35 (a)	1,350,000	1,351,420
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (a)	2,260,000	2,162,228
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5 3.390% 11/20/50 (a)	1,193,500	1,137,865
OCP CLO Ltd.
Series 2018-15A, Class A1, 3 mo. USD Term SOFR + 1.362% 5.979% FRN 7/20/31 (a)	183,647	183,830
Series 2023-27A, Class BR, 3 mo. USD Term SOFR + 1.700% 6.347% FRN 7/16/35 (a)	1,750,000	1,751,629

	Principal Amount	Value
Oxford Finance Funding LLC, Series 2020-1A, Class A2 3.101% 2/15/28 (a)	$262,183	$260,687
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112% 6.729% FRN 10/20/34 (a)	450,000	450,196
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD Term SOFR + 1.432% 6.021% FRN 10/30/34 (a)	1,000,000	1,001,231
Rockford Tower CLO Ltd., Series 2019-1A, Class B1R, 3 mo. USD Term SOFR + 1.812% 6.429% FRN 4/20/34 (a)	1,500,000	1,501,339
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD Term SOFR + 1.402% 6.058% FRN 10/15/35 (a)	1,000,000	1,001,327
RR 36 Ltd., Series 2024-36RA, Class A2, 3 mo. USD Term SOFR + 2.012% 6.668% FRN 1/15/37 (a)	500,000	500,000
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850% 6.506% FRN 1/15/37 (a)	750,000	750,360
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D 3.170% 11/20/37 (a)	296,693	284,852
Silver Point CLO 2 Ltd., Series 2023-2A, Class A1, 3 mo. USD Term SOFR + 2.250% 6.867% FRN 4/20/35 (a)	1,500,000	1,507,302
Structured Receivables Finance LLC, Series 2010-B, Class A 3.730% 8/15/36 (a)	17,541	17,434
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (a)	374,362	340,507
Sunnova Hestia II Issuer LLC, Series 2024-GRID1, Class 1A 5.630% 7/20/51 (a)	1,059,206	1,065,664
Symphony CLO 42 Ltd., Series 2024-42A, Class A1, 3 mo. USD Term SOFR + 1.530% 6.178% FRN 4/17/37 (a)	2,000,000	2,008,716
Thrust Engine Leasing DAC
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	2,328,090	2,228,289
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,112,244	1,075,676

The accompanying notes are an integral part of the financial statements.
54

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	$403,444	$375,277
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD Term SOFR + 1.912% 6.529% FRN 10/20/32 (a)	1,000,000	1,000,921
Vivint Solar Financing V LLC, Series 2018-1A, Class B 7.370% 4/30/48 (a)	1,141,727	1,062,355
Voya CLO Ltd., Series 2021-3A, Class B, 3 mo. USD Term SOFR + 1.862% 6.479% FRN 1/20/35 (a)	500,000	501,247
WAVE Trust, Series 2017-1A, Class C 6.656% 11/15/42 (a)	2,444,159	977,714
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	470,640	464,672
		65,035,401
Student Loans Asset-Backed Securities — 2.5%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	948,526	871,195
Series 2019-A, Class C, 4.460% 12/28/48 (a)	632,511	592,556
Edsouth Indenture No. 8 LLC, Series 2014-4, Class B, 30 day USD SOFR Average + 1.614% 6.183% FRN 6/25/48 (a)	1,200,000	1,188,229
Edsouth Indenture No. 9 LLC, Series 2015-1, Class B, 30 day USD SOFR Average + 1.614% 6.183% FRN 10/25/56 (a)	1,100,000	1,066,712
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A 3.580% 11/25/38 (a)	335,179	321,687
Higher Education Funding I
Series 2004-1, Class B1, 5.784% FRN 1/01/44 (a) (e)	450,000	387,552
Series 2004-1, Class B2, 5.793% FRN 1/01/44 (a) (e)	450,000	387,445
Nelnet Student Loan Trust
Series 2005-4, Class A4R1, 1.145% FRN 3/22/32 (e)	110,000	109,287
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	1,639,087
Series 2019-1A, Class B, 30 day USD SOFR Average + 1.514% 6.083% FRN 4/25/67 (a)	3,250,000	3,116,302

	Principal Amount	Value
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.655% FRN 10/25/40	$1,454,838	$1,368,796
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 5.735% FRN 1/25/44	891,455	852,455
SMB Private Education Loan Trust, Series 2024-E, Class B 5.710% 10/16/56 (a)	2,500,000	2,448,890
SoFi Alternative Trust, Series 2019-C, Class PT, 5.046% VRN 1/25/45 (a) (e)	1,233,565	1,194,670
		15,544,863
Whole Loan Collateral Collateralized Mortgage Obligations — 2.5%
Banc of America Mortgage Trust, Series 2004-G, Class 2A7, 6.565% VRN 8/25/34 (e)	3,075	3,061
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class M1, 2.317% VRN 4/25/66 (a) (e)	1,330,000	921,782
Flagstar Mortgage Trust, Series 2021-6INV, Class A18, 2.500% VRN 8/25/51 (a) (e)	3,357,205	2,665,044
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2, 2.500% VRN 2/25/52 (a) (e)	1,836,511	1,472,222
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4, 2.500% VRN 6/25/51 (a) (e)	2,170,740	1,721,837
NMLT Trust, Series 2021-INV1, Class M1, 2.711% VRN 5/25/56 (a) (e)	5,400,000	3,913,080
Starwood Mortgage Residential Trust, Series 2021-3, Class M1, 2.491% VRN 6/25/56 (a) (e)	2,448,000	1,723,711
Verus Securitization Trust, Series 2021-3, Class M1, 2.397% VRN 6/25/66 (a) (e)	3,640,000	2,516,435
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-1, Class A1, 3.921% VRN 11/25/48 (a) (e)	21,149	19,915
		14,957,087

The accompanying notes are an integral part of the financial statements.
55

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.2%
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4, 2.500% VRN 2/25/52 (a) (e)	$1,219,750	$968,272
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $165,394,235)		146,857,132
Sovereign Debt Obligations — 0.2%
Mexico Government International Bond 4.750% 3/08/44	1,652,000	1,253,473
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,645,949)		1,253,473
U.S. Government Agency Obligations and Instrumentalities (g) — 31.0%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 2178, Class PB 7.000% 8/15/29	7,914	8,139
Pass-Through Securities — 31.0%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	1,902,226	1,499,105
Pool #RA4255 2.000% 1/01/51	3,864,759	3,055,399
Pool #RA5576 2.500% 7/01/51	6,868,996	5,668,024
Pool #SD0905 3.000% 3/01/52	2,978,539	2,556,097
Pool #J13972 3.500% 1/01/26	1,690	1,680
Pool #C91344 3.500% 11/01/30	25,196	24,396
Pool #C91424 3.500% 1/01/32	17,818	17,122
Pool #RA2483 3.500% 6/01/50	3,178,966	2,836,337
Pool #SD1523 4.000% 8/01/52	4,599,921	4,242,069
Pool #SD1603 4.000% 9/01/52	2,957,055	2,709,453
Pool #C91239 4.500% 3/01/29	1,087	1,081
Pool #C91251 4.500% 6/01/29	7,576	7,534
Pool #SD8266 4.500% 11/01/52	1,759,027	1,657,688
Pool #C90939 5.500% 12/01/25	1,125	1,127
Pool #D97258 5.500% 4/01/27	880	886
Pool #C91026 5.500% 4/01/27	4,424	4,459
Pool #C91074 5.500% 8/01/27	536	541
Pool #D97417 5.500% 10/01/27	4,151	4,195
Pool #C91128 5.500% 12/01/27	420	424
Pool #C91148 5.500% 1/01/28	11,639	11,757
Pool #C91176 5.500% 5/01/28	4,763	4,819
Pool #C91217 5.500% 11/01/28	2,123	2,148
Pool #SD4364 5.500% 10/01/53	5,070,465	5,032,442

	Principal Amount	Value
Federal National Mortgage Association
Pool #CB0414 2.500% 5/01/51	$5,728,878	$4,700,389
Pool #FM8596 2.500% 9/01/51	1,819,495	1,501,375
Pool #FM9104 2.500% 10/01/51	5,245,991	4,325,505
Pool #FM9227 2.500% 10/01/51	3,832,929	3,150,803
Pool #FS3035 2.500% 4/01/52	8,028,452	6,627,269
Pool #MA3029 3.000% 6/01/32	784,968	750,770
Pool #MA3090 3.000% 8/01/32	325,694	311,117
Pool #AO8180 3.000% 9/01/42	8,458	7,506
Pool #AB7397 3.000% 12/01/42	54,253	48,118
Pool #AB7401 3.000% 12/01/42	43,636	38,730
Pool #AP8668 3.000% 12/01/42	64,991	57,590
Pool #AR1975 3.000% 12/01/42	12,256	10,885
Pool #AR0306 3.000% 1/01/43	3,565	3,162
Pool #AR5391 3.000% 1/01/43	9,419	8,319
Pool #AL3215 3.000% 2/01/43	42,263	37,442
Pool #AR4109 3.000% 2/01/43	38,768	34,371
Pool #AR4432 3.000% 3/01/43	19,876	17,599
Pool #AT0169 3.000% 3/01/43	89,755	79,506
Pool #AB8809 3.000% 3/01/43	22,204	19,693
Pool #MA1368 3.000% 3/01/43	83,581	74,052
Pool #AR2174 3.000% 4/01/43	83,515	73,981
Pool #FS1075 3.000% 3/01/52	3,031,727	2,604,584
Pool #CB3304 3.000% 4/01/52	4,753,448	4,083,730
Pool #CB3305 3.000% 4/01/52	5,682,702	4,874,957
Pool #AS1304 3.500% 12/01/28	233,159	229,339
Pool #MA1356 3.500% 2/01/43	2,992,308	2,720,170
Pool #CA6096 3.500% 6/01/50	3,585,766	3,179,123
Pool #FM4017 3.500% 8/01/50	222,880	198,788
Pool #CB3842 3.500% 6/01/52	9,302,113	8,290,085
Pool #AA3980 4.500% 4/01/28	5,593	5,570
Pool #CA1909 4.500% 6/01/48	1,628,652	1,552,638
Pool #CB3866 4.500% 6/01/52	5,252,180	4,975,859
Pool #CB4129 4.500% 7/01/52	4,683,973	4,421,445
Pool #AD6437 5.000% 6/01/40	139,037	138,818
Pool #AD6996 5.000% 7/01/40	890,731	888,463
Pool #AL8173 5.000% 2/01/44	368,301	366,933
Pool #AD0836 5.500% 11/01/28	9,804	9,891
Government National Mortgage Association
Pool #491089 7.000% 12/15/28	73	73
Pool #480539 7.000% 4/15/29	43	44
Pool #488634 7.000% 5/15/29	939	953
Pool #500928 7.000% 5/15/29	1,770	1,800
Pool #510083 7.000% 7/15/29	91	93
Pool #493723 7.000% 8/15/29	1,356	1,380
Pool #581417 7.000% 7/15/32	2,243	2,275
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	1,759,205	1,533,326

The accompanying notes are an integral part of the financial statements.
56

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA6283 3.000% 11/20/49	$3,183,353	$2,772,626
Pool #MA6409 3.000% 1/20/50	3,293,244	2,867,309
Pool #MA4321 3.500% 3/20/47	1,964,201	1,777,548
Pool #8746 1 yr. CMT + 1.500% 3.750% FRN 11/20/25	237	236
Pool #80136 1 yr. CMT + 1.500% 3.750% FRN 11/20/27	163	162
Pool #MA8429 5.500% 11/20/52	4,818,460	4,785,571
Government National Mortgage Association II, TBA
2.500% 1/20/55 (f)	13,050,000	10,882,404
3.000% 1/20/55 (f)	9,125,000	7,904,480
3.500% 1/20/55 (f)	5,770,000	5,152,398
4.500% 1/20/55 (f)	2,000,000	1,889,675
5.000% 1/20/55 (f)	10,000,000	9,698,789
Uniform Mortgage-Backed Security, TBA
2.000% 1/01/55 (f)	6,925,000	5,379,859
3.500% 1/01/55 (f)	2,000,000	1,767,187
4.000% 1/01/55 (f)	4,650,000	4,246,031
5.000% 1/01/55 (f)	19,600,000	18,902,514
5.500% 1/01/55 (f)	13,400,000	13,215,226
6.000% 1/01/55 (f)	6,000,000	6,026,719
		188,566,036
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $202,333,115)		188,574,175
U.S. Treasury Obligations — 5.5%
U.S. Treasury Bonds & Notes — 5.5%
U.S. Treasury Bonds
2.250% 8/15/49 (h)	23,500,000	14,560,558
4.125% 8/15/44	15,000,000	13,585,542
U.S. Treasury Notes 4.250% 2/28/31	5,000,000	4,944,490
		33,090,590
TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,890,218)		33,090,590
TOTAL BONDS & NOTES (Cost $641,018,235)		597,974,204
TOTAL LONG-TERM INVESTMENTS (Cost $641,018,235)		597,974,204

	Principal Amount	Value
Short-Term Investments — 14.9%
Commercial Paper — 14.1%
Ameren Corp.
4.726% 1/06/25	$6,000,000	$5,995,581
American Honda Finance Corp.
4.772% 3/13/25	4,000,000	3,962,816
4.777% 3/05/25	4,000,000	3,966,891
Canadian Pacific Railway Co.
4.773% 1/09/25 (a)	9,000,000	8,989,900
Experian Finance PLC
4.820% 1/28/25 (a)	9,000,000	8,968,606
Fortive Corp.
4.786% 1/06/25 (a)	11,500,000	11,491,416
Marriott International, Inc.
4.792% 1/16/25 (a)	2,000,000	1,995,894
Microchip Technology, Inc.
4.816% 2/07/25 (a)	10,000,000	9,951,015
Mosaic Co.
4.850% 1/07/25 (a)	2,000,000	1,998,250
Penske Truck Leasing Co. LP
4.804% 2/06/25	500,000	497,591
Ryder System, Inc.
4.818% 1/06/25	7,000,000	6,994,775
Spire, Inc.
4.822% 1/17/25 (a)	10,000,000	9,978,638
Tampa Electric Co.
4.867% 1/06/25 (a)	9,000,000	8,993,492
Volkswagen Financial Services
4.735% 2/24/25 (a)	2,000,000	1,985,929
		85,770,794

Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (i)	3,668,593	3,668,593

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (j)	$1,412,625	1,412,625
TOTAL SHORT-TERM INVESTMENTS (Cost $90,857,532)		90,852,012

The accompanying notes are an integral part of the financial statements.
57

MML Managed Bond Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 113.2% (Cost $731,875,767) (k)	$688,826,216
Other Assets/ (Liabilities) — (13.2)%	(80,254,129)
NET ASSETS — 100.0%	$608,572,087

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note^
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note^

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $275,022,309 or 45.19% of net assets.

(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $9,547,551 or 1.57% of net assets. The Fund received $6,091,704 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is perpetual and has no stated maturity date.
(d)
Restricted security. Certain securities are restricted to resale. At December 31, 2024, these securities amounted to a value of $4,424,605 or 0.73% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2024.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(i)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(j)
Maturity value of $1,412,841. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $1,441,037.

(k)	See Note 6 for aggregate cost for federal tax purposes.
^
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Country weightings, as a percentage of net assets, is as follows:

United States	81.8%
Cayman Islands	6.7%
United Kingdom	2.3%
Canada	1.9%
France	1.2%
Germany	1.1%
Ireland	0.8%
Australia	0.8%
Bermuda	0.7%
Mexico	0.5%
Netherlands	0.3%
Finland	0.2%
Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
58

MML Managed Bond Fund – Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	3/20/25	100	$11,648,548	$(264,173)
U.S. Treasury Ultra Bond	3/20/25	60	7,443,900	(309,525)
U.S. Treasury Note 2 Year	3/31/25	230	47,295,119	(4,963)
U.S. Treasury Note 5 Year	3/31/25	280	29,882,118	(116,805)
				$ (695,466)
Short
U.S. Treasury Ultra 10 Year	3/20/25	30	$(3,421,966)	$82,591

The accompanying notes are an integral part of the financial statements.
59

MML Short-Duration Bond Fund – Portfolio of Investments

December 31, 2024

	Principal Amount	Value
Bonds & Notes — 80.8%
Corporate Debt — 43.0%
Aerospace & Defense — 0.6%
Boeing Co. 6.298% 5/01/29	$615,000	$637,488
Auto Manufacturers — 1.5%
Ford Motor Credit Co. LLC 5.303% 9/06/29	470,000	460,592
General Motors Financial Co., Inc. 5.800% 1/07/29	305,000	311,140
Hyundai Capital America 6.100% 9/21/28 (a)	305,000	313,770
Nissan Motor Acceptance Co. LLC 1.850% 9/16/26 (a)	685,000	643,841
		1,729,343
Banks — 8.6%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	625,000	622,498
1 yr. CMT + 1.550% 6.575% VRN 10/13/26 (a)	300,000	303,183
ANB Sukuk Ltd. 5 yr. CMT + 2.974% 3.326% VRN 10/28/30 (a)	650,000	635,252
Bank of America Corp. 3.950% 4/21/25	178,000	177,511
Barclays PLC 5.200% 5/12/26	305,000	305,348
1 day USD SOFR + 1.740% 5.690% VRN 3/12/30	295,000	297,859
BPCE SA, (Acquired 10/10/23, Cost $500,000), 1 day USD SOFR + 1.980% 6.612% VRN 10/19/27 (a) (b)	500,000	512,431
Credit Agricole SA 1 day USD SOFR + 1.860% 6.316% VRN 10/03/29 (a)	375,000	387,452
Danske Bank AS 1 yr. CMT + 2.100% 6.466% VRN 1/09/26 (a) (c)	275,000	275,057
Discover Bank 5 yr. USD SOFR ICE Swap + 1.730% 5.974% VRN 8/09/28	450,000	458,259
HSBC Holdings PLC
1 day USD SOFR + 1.430% 2.999% VRN 3/10/26	430,000	428,301
1 day USD SOFR + 3.350% 7.390% VRN 11/03/28	310,000	328,556
ING Groep NV 1 day USD SOFR + 1.440% 5.335% VRN 3/19/30	295,000	296,175

	Principal Amount	Value
JP Morgan Chase & Co. 1 day USD SOFR + 0.765% 1.470% VRN 9/22/27	$445,000	$420,952
Lloyds Banking Group PLC 1 yr. CMT + 0.850% 5.087% VRN 11/26/28	179,000	179,199
Macquarie Group Ltd. 1 day USD SOFR + 1.069% 1.340% VRN 1/12/27 (a)	845,000	814,334
Morgan Stanley
1 day USD SOFR + 1.610% 4.210% VRN 4/20/28	245,000	241,492
4.350% 9/08/26	400,000	396,914
NatWest Group PLC 1 yr. CMT + 0.900% 1.642% VRN 6/14/27	345,000	329,197
Santander UK Group Holdings PLC 1 day USD SOFR Index + 1.554% 4.858% VRN 9/11/30	310,000	301,406
Societe Generale SA
1 yr. CMT + 1.100% 1.488% VRN 12/14/26 (a)	525,000	506,656
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a)	200,000	190,152
Synovus Bank 5.625% 2/15/28	523,000	523,934
Truist Financial Corp. 1 day USD SOFR + 2.446% 7.161% VRN 10/30/29	305,000	326,136
UBS Group AG 1 yr. CMT + 1.080% 1.364% VRN 1/30/27 (a)	400,000	384,707
Wells Fargo & Co. 1 day USD SOFR + 1.740% 5.574% VRN 7/25/29	310,000	314,742
		9,957,703
Beverages — 0.7%
Bacardi Ltd. 4.450% 5/15/25 (a)	378,000	377,312
JDE Peet's NV 1.375% 1/15/27 (a)	407,000	377,768
		755,080
Chemicals — 1.6%
Celanese US Holdings LLC
6.165% STEP 7/15/27	200,000	202,980
6.600% STEP 11/15/28	305,000	312,427
MEGlobal Canada ULC 5.000% 5/18/25 (a) (c)	450,000	448,853
Orbia Advance Corp. SAB de CV 1.875% 5/11/26 (a)	657,000	620,252

The accompanying notes are an integral part of the financial statements.
60

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Yara International ASA 4.750% 6/01/28 (a)	$300,000	$295,538
		1,880,050
Commercial Services — 1.1%
Element Fleet Management Corp. 5.643% 3/13/27 (a)	356,000	361,134
Triton Container International Ltd. 2.050% 4/15/26 (a)	950,000	910,326
		1,271,460
Computers — 0.5%
Genpact Luxembourg SARL/Genpact USA, Inc. 6.000% 6/04/29	277,000	283,228
Kyndryl Holdings, Inc. 2.700% 10/15/28	350,000	320,532
		603,760
Diversified Financial Services — 1.6%
Ally Financial, Inc. 1 day USD SOFR + 3.260% 6.992% VRN 6/13/29	275,000	286,490
Avolon Holdings Funding Ltd.
4.250% 4/15/26 (a)	325,000	321,087
5.750% 11/15/29 (a)	305,000	308,722
BGC Group, Inc. 4.375% 12/15/25	505,000	500,255
Macquarie Airfinance Holdings Ltd. 6.400% 3/26/29 (a)	74,000	76,141
REC Ltd. 2.250% 9/01/26 (a)	400,000	381,108
		1,873,803
Electric — 1.2%
Adani Transmission Step-One Ltd. 4.000% 8/03/26 (a)	350,000	321,602
Alliant Energy Finance LLC1. 400% 3/15/26 (a)	260,000	248,233
Engie SA 5.250% 4/10/29 (a)	300,000	300,939
FirstEnergy Pennsylvania Electric Co. 5.150% 3/30/26 (a)	226,000	226,588
Pacific Gas & Electric Co. 5.550% 5/15/29	275,000	279,485
		1,376,847
Entertainment — 0.6%
Warnermedia Holdings, Inc. 4.054% 3/15/29	750,000	697,837

	Principal Amount	Value
Food — 1.4%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 2.500% 1/15/27	$860,000	$816,753
Smithfield Foods, Inc. 4.250% 2/01/27 (a)	775,000	757,892
		1,574,645
Forest Products & Paper — 0.6%
Suzano International Finance BV 4.000% 1/14/25	700,000	696,848
Hand & Machine Tools — 0.5%
Regal Rexnord Corp.
6.050% 2/15/26	325,000	327,930
6.050% 4/15/28	300,000	305,136
		633,066
Health Care - Services — 0.3%
Centene Corp. 2.450% 7/15/28	325,000	292,470
Home Furnishing — 0.2%
LG Electronics, Inc. 5.625% 4/24/27 (a)	200,000	202,287
Housewares — 0.2%
Newell Brands, Inc. 6.375% 9/15/27 (c)	200,000	200,690
Insurance — 3.4%
Arthur J Gallagher & Co. 4.850% 12/15/29	87,000	86,601
Athene Global Funding 2.500% 1/14/25 (a)	420,000	419,641
3.205% 3/08/27 (a)	212,000	202,520
Brighthouse Financial Global Funding 5.650% 6/10/29 (a)	275,000	277,319
CNO Global Funding 2.650% 1/06/29 (a)	350,000	316,416
Corebridge Global Funding 4.900% 12/03/29 (a)	300,000	297,825
Enstar Group Ltd. 4.950% 6/01/29	300,000	294,798
GA Global Funding Trust 2.250% 1/06/27 (a)	685,000	648,229
Lincoln National Corp., (Acquired 4/19/23, Cost $310,303), 3.800% 3/01/28 (b) (c)	350,000	337,224
Sammons Financial Group, Inc. 4.450% 5/12/27 (a)	1,063,000	1,041,993
		3,922,566

The accompanying notes are an integral part of the financial statements.
61

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 5.5%
Antares Holdings LP
2.750% 1/15/27 (a)	$310,000	$290,544
3.950% 7/15/26 (a)	605,000	587,194
ARES Capital Corp.
2.875% 6/15/28	250,000	230,448
5.875% 3/01/29	100,000	100,847
5.950% 7/15/29	305,000	308,394
ARES Strategic Income Fund 6.350% 8/15/29 (a)	538,000	547,598
Blackstone Private Credit Fund 2.625% 12/15/26	490,000	466,942
Blackstone Secured Lending Fund 2.750% 9/16/26	350,000	335,931
Blue Owl Capital Corp. 8.450% 11/15/26	275,000	288,231
Blue Owl Credit Income Corp.4.700% 2/08/27	650,000	640,713
Blue Owl Technology Finance Corp. II 6.750% 4/04/29 (a)	627,000	630,843
Golub Capital BDC, Inc.
2.500% 8/24/26	270,000	257,198
6.000% 7/15/29	621,000	620,495
HPS Corporate Lending Fund
6.250% 9/30/29 (a) (c)	305,000	310,220
6.750% 1/30/29 (a)	368,000	377,903
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.250% 5/15/27	300,000	284,033
		6,277,534
Lodging — 0.5%
Las Vegas Sands Corp. 6.000% 8/15/29	516,000	522,701
Machinery - Construction & Mining — 0.6%
Weir Group PLC 2.200% 5/13/26 (a)	680,000	653,832
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250% 1/15/29	475,000	418,822
Paramount Global 3.700% 6/01/28	675,000	635,475
		1,054,297
Mining — 0.5%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 4.750% 5/15/25 (a) (c)	550,000	548,346

	Principal Amount	Value
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp. 5.100% 3/01/30	$295,000	$290,542
Oil & Gas — 2.1%
Helmerich & Payne, Inc. 4.850% 12/01/29 (a) (c)	585,000	566,589
Occidental Petroleum Corp. 5.200% 8/01/29	295,000	292,685
Ovintiv, Inc. 5.375% 1/01/26	275,000	275,959
Parkland Corp. 5.875% 7/15/27 (a)	193,000	191,161
Patterson-UTI Energy, Inc. 3.950% 2/01/28	685,000	655,180
QatarEnergy LNG S3 5.838% 9/30/27 (a)	411,450	413,879
		2,395,453
Packaging & Containers — 0.2%
Smurfit Kappa Treasury ULC 5.200% 1/15/30 (a)	290,000	291,618
Pharmaceuticals — 1.1%
Bayer US Finance II LLC 4.375% 12/15/28 (a)	325,000	312,546
Hikma Finance USA LLC 3.250% 7/09/25 (a)	675,000	665,395
Viatris, Inc. 2.300% 6/22/27	325,000	304,774
		1,282,715
Pipelines — 0.4%
Columbia Pipelines Holding Co. LLC 6.055% 8/15/26 (a)	280,000	283,950
Harvest Midstream I LP 7.500% 9/01/28 (a)	234,000	236,067
		520,017
Private Equity — 0.7%
Hercules Capital, Inc.
2.625% 9/16/26	560,000	532,821
3.375% 1/20/27	270,000	258,166
		790,987
Real Estate Investment Trusts (REITS) — 3.8%
EPR Properties
3.750% 8/15/29	125,000	115,806
4.500% 6/01/27	650,000	638,886
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750% 12/15/27 (a) (c)	335,000	305,730
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	348,000	348,005

The accompanying notes are an integral part of the financial statements.
62

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Omega Healthcare Investors, Inc. 4.750% 1/15/28	$279,000	$275,223
Piedmont Operating Partnership LP 9.250% 7/20/28	575,000	630,903
Store Capital LLC
2.750% 11/18/30	275,000	237,331
4.500% 3/15/28	650,000	630,173
Sun Communities Operating LP 5.500% 1/15/29	295,000	297,095
VICI Properties LP/VICI Note Co., Inc. 3.750% 2/15/27 (a)	325,000	315,342
Vornado Realty LP 2.150% 6/01/26	310,000	295,193
WEA Finance LLC 3.500% 6/15/29 (a)	350,000	322,665
		4,412,352
Retail — 0.4%
Advance Auto Parts, Inc.
1.750% 10/01/27	350,000	312,482
5.900% 3/09/26	144,000	144,999
		457,481
Savings & Loans — 0.2%
Nationwide Building Society 4.000% 9/14/26 (a)	260,000	254,976
Semiconductors — 0.4%
Intel Corp. 3.750% 3/25/27	250,000	243,888
SK Hynix, Inc. 5.500% 1/16/27 (a)	200,000	201,585
		445,473
Software — 0.3%
AppLovin Corp. 5.125% 12/01/29	295,000	294,279
Telecommunications — 0.6%
Tower Bersama Infrastructure Tbk. PT 4.250% 1/21/25 (a)	645,000	643,710
TOTAL CORPORATE DEBT (Cost $49,690,178)		49,442,256

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 37.8%
Automobile Asset-Backed Securities — 6.0%
American Credit Acceptance Receivables Trust, Series 2022-1, Class D 2.460% 3/13/28 (a)	$851,936	$846,543
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C 3.150% 3/20/26 (a)	541,500	539,518
Carmax Auto Owner Trust, Series 2021-4, Class D 1.480% 3/15/28	250,000	241,189
Carvana Auto Receivables Trust
Series 2021-N1, Class D, 1.500% 1/10/28	153,823	148,219
Series 2021-P3, Class D, 2.250% 9/11/28	855,000	791,585
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	720,347	704,784
Series 2024-3A, Class B, 5.570% 9/15/28	500,000	503,707
FCCU Auto Receivables Trust, Series 2024-1A, Class A4 5.460% 4/15/30 (a)	500,000	505,415
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B 5.310% 5/15/28 (a)	400,000	401,172
LAD Auto Receivables Trust, Series 2024-2A, Class B 5.500% 7/16/29 (a)	500,000	502,226
PenFed Auto Receivables Owner Trust, Series 2024-A, Class C 5.200% 9/16/30 (a)	300,000	298,183
Westlake Automobile Receivables Trust, Series 2022-2A, Class D 5.480% 9/15/27 (a)	1,400,000	1,407,687
		6,890,228
Commercial Mortgage-Backed Securities — 5.3%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797% 6.194% FRN 7/15/35 (a)	500,000	498,125
BX Commercial Mortgage Trust, Series 2021-SOAR, Class E, 1 mo. USD Term SOFR + 1.914% 6.313% FRN 6/15/38 (a)	286,693	286,693

The accompanying notes are an integral part of the financial statements.
63

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD Term SOFR + 2.447% 6.845% FRN 12/15/37 (a)	$545,194	$545,194
ELM Trust, Series 2024-ELM, Class A15, 5.801% VRN 6/10/39 (a) (d)	1,100,000	1,106,731
KIND Trust, Series 2021-KIND, Class B, 1 mo. USD Term SOFR + 1.464% 5.865% FRN 8/15/38 (a)	545,520	539,043
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.414% 5.796% FRN 2/15/39 (a)	900,000	882,588
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864% 6.262% FRN 3/15/38 (a)	295,046	287,670
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD Term SOFR + 2.215% 6.612% FRN 4/15/38 (a)	496,000	496,310
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.314% 6.713% FRN 1/15/36 (a)	616,000	568,635
Series 2020-1NYP, Class D, 1 mo. USD Term SOFR + 2.864% 7.263% FRN 1/15/36 (a)	414,000	356,440
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD Term SOFR + 2.214% 6.613% FRN 7/15/39 (a)	711,000	525,574
		6,093,003
Home Equity Asset-Backed Securities — 0.1%
Residential Asset Mortgage Products Trust, Series 2005-EFC1, Class M5, 1 mo. USD Term SOFR + 0.764% 5.428% FRN 5/25/35	43,216	43,053
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314% 5.653% FRN 11/25/35 (a)	21,847	21,752
		64,805
Other Asset-Backed Securities — 15.6%
Apidos CLO XXX Ltd., Series XXXA, Class A2R, 3 mo. USD Term SOFR + 1.500% 6.132% FRN 10/18/31 (a)	500,000	500,275

	Principal Amount	Value
Aqua Finance Trust, Series 2021-A, Class A 1.540% 7/17/46 (a)	$549,993	$504,010
Bain Capital Credit CLO Ltd.
Series 2020-3A, Class A1RR, 3 mo. USD Term SOFR + 1.210% 5.836% FRN 10/23/34 (a)	500,000	500,250
Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320% 5.952% FRN 4/18/35 (a)	500,000	500,851
BHG Securitization Trust
Series 2021-B, Class C, 2.240% 10/17/34 (a)	448,000	412,015
Series 2022-C, Class A, 5.320% 10/17/35 (a)	9,136	9,137
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B 3.780% 9/26/33 (a)	75,894	73,949
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600% 6.256% FRN 10/15/31 (a)	500,000	500,588
Canyon CLO Ltd., Series 2020-1A, Class AR2, 3 mo. USD Term SOFR + 1.080% 5.514% FRN 7/15/34 (a)	1,000,000	1,000,000
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1R, 3 mo. USD Term SOFR + 1.412% 6.059% FRN 10/17/34 (a)	500,000	500,895
CF Hippolyta Issuer LLC, Series 2020-1, Class B1 2.280% 7/15/60 (a)	90,845	88,188
CIFC Funding Ltd., Series 2017-4A, Class A2R, 3 mo. USD Term SOFR + 1.812% 6.446% FRN 10/24/30 (a)	500,000	500,602
DataBank Issuer LLC, Series 2021-1A, Class A2 2.060% 2/27/51 (a)	991,000	952,122
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class C 3.450% 1/25/34 (a)	155,034	151,132
Flatiron CLO 20 Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.380% 5.901% FRN 5/20/36 (a)	500,000	501,335
FNA VI LLC, Series 2021-1A, Class A 1.350% 1/10/32 (a)	639,144	602,565

The accompanying notes are an integral part of the financial statements.
64

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class BRR, 3 mo. USD Term SOFR + 1.550% 6.152% FRN 10/20/34 (a)	$500,000	$500,032
Goldman Home Improvement Trust Issuer Trust, Series 2021-GRN2, Class A 1.150% 6/25/51 (a)	170,138	163,288
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	278,591	231,571
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	134,872	121,842
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	124,526	110,869
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (d)	116,385	104,825
GreenSky Home Improvement Trust, Series 2024-1, Class A4 5.670% 6/25/59 (a)	428,045	426,488
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	65,025	56,203
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	61,364	55,313
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	124,895	115,251
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	116,503	106,613
Hilton Grand Vacations Trust, Series 2024-2A, Class A 5.500% 3/25/38 (a)	241,655	242,939
HIN Timeshare Trust, Series 2020-A, Class B 2.230% 10/09/39 (a)	263,907	250,274
Horizon Aircraft Finance III Ltd., Series 2019-2, Class B 4.458% 11/15/39 (a)	683,333	502,246
JG Wentworth XXII LLC, Series 2010-3A, Class A 3.820% 12/15/48 (a)	43,974	43,097
Juniper Valley Park CLO Ltd., Series 2023-1A, Class AR, 3 mo. USD Term SOFR + 1.250% 5.867% FRN 7/20/36 (a)	500,000	501,507
KKR CLO 20 Ltd., Series 20, Class BR, 3 mo. USD Term SOFR + 1.550% 6.197% FRN 10/16/30 (a)	500,000	500,229

	Principal Amount	Value
Mosaic Solar Loan Trust, Series 2018-2GS, Class A 4.200% 2/22/44 (a)	$105,109	$97,953
Mosaic Solar Loans LLC, Series 2017-1A, Class A 4.450% 6/20/42 (a)	21,526	20,938
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD Term SOFR + 1.662% 6.288% FRN 7/25/30 (a)	250,000	250,545
NP SPE II LLC, Series 2017-1A, Class A1 3.372% 10/21/47 (a)	60,616	58,859
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	459,289	443,154
Series 2020-1A, Class A3, 2.260% 11/20/50 (a)	397,833	383,589
Oxford Finance Funding LLC, Series 2020-1A, Class A2 3.101% 2/15/28 (a)	47,964	47,691
Pagaya AI Debt Grantor Trust, Series 2024-5, Class A 6.278% 10/15/31 (a)	557,716	564,568
PFS Financing Corp., Series 2022-A, Class B 2.770% 2/15/27 (a)	500,000	498,554
PVONE 2023-1 LLC, Series 2023-2A, Class A 7.670% 9/17/35 (a)	365,104	367,931
Rad CLO 4 Ltd., Series 2019-4A, Class B1R, 3 mo. USD Term SOFR + 1.750% 6.376% FRN 4/25/32 (a)	500,000	500,672
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD Term SOFR + 1.402% 6.058% FRN 10/15/35 (a)	500,000	500,664
RR 8 Ltd., Series 2020-8A, Class A1R, 3 mo. USD Term SOFR + 1.350% 6.006% FRN 7/15/37 (a)	500,000	500,563
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C 3.510% 7/20/37 (a)	15,298	15,121
Symphony CLO XXII Ltd., Series 2020-22A, Class BR, 3 mo. USD Term SOFR + 1.680% 6.312% FRN 4/18/33 (a)	500,000	500,156

The accompanying notes are an integral part of the financial statements.
65

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, 3 mo. USD Term SOFR + 1.402% 6.028% FRN 10/23/34 (a)	$500,000	$500,945
Verdant Receivables LLC, Series 2024-1A, Class A2 5.680% 12/12/31 (a)	900,000	910,811
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270% 5.926% FRN 10/15/35 (a)	500,000	500,715
		17,993,930
Real Estate Investment Trusts (REITS) — 0.2%
SBA Tower Trust 1.884% 7/15/50 (a)	287,000	278,088
Student Loans Asset-Backed Securities — 5.4%
College Avenue Student Loans LLC
Series 2021-A, Class B, 2.320% 7/25/51 (a)	557,723	497,309
Series 2017-A, Class B, 4.500% 11/26/46 (a)	179,870	169,211
Series 2018-A, Class A1, 1 mo. USD Term SOFR + 1.314% 5.653% FRN 12/26/47 (a)	176,843	177,012
Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764% 6.103% FRN 11/26/46 (a)	118,773	118,529
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	15,872	12,552
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	17,651	14,592
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	8,415	7,096
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	38,224	33,813
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	256,646	246,022
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	624,997	614,891
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A, 1.060% 10/15/69 (a)	1,107,236	991,085
Series 2020-BA, Class B, 2.770% 1/15/69 (a)	2,200,000	1,873,316
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.655% FRN 10/25/40	281,809	265,142

	Principal Amount	Value
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 5.735% FRN 1/25/44	$225,210	$215,357
Series 2005-9, Class B, 90 day USD SOFR Average + 0.562% 5.745% FRN 1/25/41	266,601	251,902
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.755% FRN 1/25/55	83,900	79,761
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD Term SOFR + 0.864% 5.262% FRN 11/15/35 (a)	111,046	110,851
Series 2016-C, Class A2B, 1 mo. USD Term SOFR + 1.214% 5.612% FRN 9/15/34 (a)	3,765	3,765
Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650% 6.248% FRN 9/15/53 (a)	510,258	517,176
		6,199,382
Whole Loan Collateral Collateralized Mortgage Obligations — 5.1%
A&D Mortgage Trust, Series 2023-NQM3, Class A1, 6.733% STEP 7/25/68 (a)	964,979	974,701
Angel Oak Mortgage Trust, Series 2020-5, Class A3, 2.041% VRN 5/25/65 (a) (d)	49,919	46,958
Banc of America Mortgage Trust, Series 2004-G, Class 2A7, 6.565% VRN 8/25/34 (d)	586	583
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406% VRN 5/25/60 (a) (d)	38,285	37,167
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064% 5.500% FRN 8/25/49 (a)	253,882	242,608
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3, 1.538% VRN 2/25/66 (a) (d)	385,114	344,074
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3, 1.128% VRN 5/25/65 (a) (d)	91,135	85,598
Flagstar Mortgage Trust, Series 2021-6INV, Class A18, 2.500% VRN 8/25/51 (a) (d)	510,766	405,460
MFA Trust, Series 2021-NQM2, Class A3, 1.472% VRN 11/25/64 (a) (d)	290,854	254,026

The accompanying notes are an integral part of the financial statements.
66

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, 3.750% VRN 11/25/56 (a) (d)	$86,126	$80,026
NLT Trust
Series 2021-INV2, Class A3, 1.520% VRN 8/25/56 (a) (d)	570,826	477,815
Series 2021-INV2, Class M1, 2.569% VRN 8/25/56 (a) (d)	700,000	479,459
OBX Trust, Series 2021-NQM3, Class A3, 1.362% VRN 7/25/61 (a) (d)	647,970	527,767
STAR Trust, Series 2021-1, Class A3, 1.528% VRN 5/25/65 (a) (d)	388,682	347,426
Starwood Mortgage Residential Trust
Series 2021-3, Class A3, 1.518% VRN 6/25/56 (a) (d)	165,082	141,796
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (d)	264,945	259,911
Verus Securitization Trust
Series 2021-5, Class A3, 1.373% VRN 9/25/66 (a) (d)	162,423	136,367
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (d)	265,000	260,251
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (d)	548,000	533,054
Series 2024-8, Class A1, 5.364% VRN 10/25/69 (a) (d)	293,081	291,807
		5,926,854
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
OBX Trust, Series 2020-INV1, Class A21, 3.500% VRN 12/25/49 (a) (d)	115,480	100,504
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $45,517,531)		43,546,794
U.S. Government Agency Obligations and Instrumentalities (e) — 0.0%
Pass-Through Securities — 0.0%
Government National Mortgage Association
Pool #491089 7.000% 12/15/28	14	14
Pool #500928 7.000% 5/15/29	328	334
Pool #510083 7.000% 7/15/29	17	18
Pool #493723 7.000% 8/15/29	255	259
Pool #581417 7.000% 7/15/32	427	433

	Principal Amount	Value
Government National Mortgage Association II
Pool #8746 1 yr. CMT + 1.500% 3.750% FRN 11/20/25	$45	$45
Pool #80136 1 yr. CMT + 1.500% 3.750% FRN 11/20/27	30	30
		1,133
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,235)		1,133
TOTAL BONDS & NOTES (Cost $95,208,944)		92,990,183
TOTAL LONG-TERM INVESTMENTS (Cost $95,208,944)		92,990,183
Short-Term Investments — 19.0%
Commercial Paper — 13.9%
Ameren Corp. 4.726% 1/06/25	2,000,000	1,998,527
American Honda Finance Corp. 4.772% 3/13/25	3,000,000	2,972,112
Penske Truck Leasing Co. LP 4.822% 2/12/25	3,000,000	2,983,236
Spire, Inc. 4.822% 1/17/25 (a)	2,000,000	1,995,728
Tampa Electric Co.
4.834% 1/13/25 (a)	2,000,000	1,996,860
4.867% 1/06/25 (a)	4,000,000	3,997,107
		15,943,570
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (f)	1,626,470	1,626,470

The accompanying notes are an integral part of the financial statements.
67

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 3.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (g)	$4,271,755	$4,271,755
TOTAL SHORT-TERM INVESTMENTS (Cost $21,842,944)		21,841,795
TOTAL INVESTMENTS — 99.8% (Cost $117,051,888) (h)		114,831,978
Other Assets/ (Liabilities) — 0.2%		247,991
NET ASSETS — 100.0%		$115,079,969

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note^
ICE	Inter-Continental Exchange
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note^

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $72,571,958 or 63.06% of net assets.

(b)
Restricted security. Certain securities are restricted to resale. At December 31, 2024, these securities amounted to a value of $849,655 or 0.74% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(c)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $2,524,731 or 2.19% of net assets. The Fund received $951,419 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2024.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(g)
Maturity value of $4,272,407. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $4,357,220.

(h)	See Note 6 for aggregate cost for federal tax purposes.
^
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Country weightings, as a percentage of net assets, is as follows:

United States	55.9%
Cayman Islands	8.4%
United Kingdom	3.2%
France	1.9%
Netherlands	1.4%
Canada	1.2%
Bermuda	1.1%
Indonesia	1.0%
Brazil	0.9%
Ireland	0.8%
Australia	0.7%
India	0.6%
Jordan	0.6%
Saudi Arabia	0.6%
Mexico	0.5%
Kuwait	0.4%
Qatar	0.4%
Republic of Korea	0.4%
Switzerland	0.3%
Germany	0.3%
Denmark	0.2%
Total Long-Term Investments	80.8%
Short-Term Investments and Other Assets and Liabilities	19.2%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
68

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	3/31/25	300	$61,648,117	$ 34,696
Short
U.S. Treasury Ultra 10 Year	3/20/25	15	$(1,700,249)	$30,561
U.S. Treasury Note 5 Year	3/31/25	168	(17,926,917)	67,729
				$98,290

The accompanying notes are an integral part of the financial statements.
69

MML Small Cap Equity Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 99.2%
Common Stock — 99.2%
Consumer Discretionary — 9.6%
AutoNation, Inc. (a)	13,428	$2,280,612
Dorman Products, Inc. (a)	14,478	1,875,625
Dutch Bros, Inc. Class A (a)	17,897	937,445
KB Home	29,848	1,961,611
Steven Madden Ltd.	32,900	1,398,908
Stride, Inc. (a) (b)	13,936	1,448,368
Texas Roadhouse, Inc.	5,708	1,029,894
Visteon Corp. (a)	15,474	1,372,853
		12,305,316
Consumer Staples — 1.3%
BellRing Brands, Inc. (a)	22,755	1,714,362
Energy — 4.8%
Civitas Resources, Inc.	35,733	1,639,073
CNX Resources Corp. (a) (b)	34,268	1,256,608
Helmerich & Payne, Inc. (b)	49,906	1,597,990
Northern Oil & Gas, Inc.	47,008	1,746,817
		6,240,488
Financials — 17.1%
Bank of NT Butterfield & Son Ltd.	21,189	774,458
Berkshire Hills Bancorp, Inc.	27,869	792,316
BGC Group, Inc. Class A	63,328	573,752
Cathay General Bancorp (b)	36,298	1,728,148
Columbia Banking System, Inc. (b)	56,255	1,519,447
Definity Financial Corp. (b)	38,687	1,573,102
DigitalBridge Group, Inc.	88,744	1,001,032
Federated Hermes, Inc.	35,964	1,478,480
Marqeta, Inc. Class A (a)	140,597	532,863
OceanFirst Financial Corp.	43,326	784,200
Pacific Premier Bancorp, Inc.	53,972	1,344,982
PennyMac Financial Services, Inc.	20,088	2,051,788
Skyward Specialty Insurance Group, Inc. (a)	14,766	746,274
Stifel Financial Corp.	11,517	1,221,723
United Community Banks, Inc.	30,244	977,184
Webster Financial Corp.	26,498	1,463,219
Wintrust Financial Corp.	18,880	2,354,525
WSFS Financial Corp. (b)	19,007	1,009,842
		21,927,335
Health Care — 15.2%
Addus HomeCare Corp. (a)	7,203	902,896
ADMA Biologics, Inc. (a)	123,315	2,114,852
Ascendis Pharma AS ADR (a)	9,737	1,340,493
BioLife Solutions, Inc. (a) (b)	39,153	1,016,412

	Number of Shares	Value
Bridgebio Pharma, Inc. (a)	23,609	$647,831
BrightSpring Health Services, Inc. (a) (b)	43,536	741,418
Collegium Pharmaceutical, Inc. (a)	26,253	752,148
Encompass Health Corp.	11,149	1,029,610
Guardant Health, Inc. (a)	36,773	1,123,415
Immunovant, Inc. (a) (b)	13,488	334,098
Inspire Medical Systems, Inc. (a)	6,440	1,193,847
Integer Holdings Corp. (a)	10,622	1,407,627
Intra-Cellular Therapies, Inc. (a)	20,963	1,750,830
Merus NV (a)	7,762	326,392
Repligen Corp. (a)	7,511	1,081,133
Structure Therapeutics, Inc. ADR (a) (b)	10,847	294,171
Surgery Partners, Inc. (a)	39,329	832,595
TransMedics Group, Inc. (a) (b)	7,019	437,635
Twist Bioscience Corp. (a)	34,416	1,599,312
Ultragenyx Pharmaceutical, Inc. (a)	14,972	629,872
		19,556,587
Industrials — 22.2%
AAR Corp. (a)	19,503	1,195,144
ABM Industries, Inc.	28,455	1,456,327
Air Lease Corp. (b)	25,197	1,214,747
Allison Transmission Holdings, Inc.	18,706	2,021,370
Atkore, Inc.	14,148	1,180,651
Atmus Filtration Technologies, Inc.	30,190	1,182,844
CACI International, Inc. Class A (a)	2,453	991,159
Casella Waste Systems, Inc. Class A (a)	18,592	1,967,220
Enpro, Inc.	10,797	1,861,943
Esab Corp.	17,816	2,136,851
Federal Signal Corp.	10,689	987,557
Gates Industrial Corp. PLC (a)	61,920	1,273,694
Hayward Holdings, Inc. (a)	63,005	963,346
Hub Group, Inc. Class A	41,603	1,853,830
Korn Ferry	28,375	1,913,894
Paycor HCM, Inc. (a)	79,130	1,469,444
Regal Rexnord Corp.	5,485	850,888
Upwork, Inc. (a)	47,963	784,195
WillScot Holdings Corp. (a)	28,998	969,983
Zurn Elkay Water Solutions Corp.	61,567	2,296,449
		28,571,536
Information Technology — 14.8%
Allegro MicroSystems, Inc. (a) (b)	55,493	1,213,077
ASGN, Inc. (a)	16,205	1,350,525
Belden, Inc.	17,151	1,931,374
Gitlab, Inc. Class A (a)	23,548	1,326,930
Informatica, Inc. Class A (a)	40,670	1,054,573

The accompanying notes are an integral part of the financial statements.
70

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Itron, Inc. (a)	18,921	$2,054,442
Lattice Semiconductor Corp. (a)	19,898	1,127,222
MACOM Technology Solutions Holdings, Inc. (a)	15,883	2,063,361
MARA Holdings, Inc. (a) (b)	54,787	918,778
MKS Instruments, Inc.	12,334	1,287,546
Progress Software Corp.	17,533	1,142,275
ServiceTitan, Inc. Class A (a)	1,951	200,699
Silicon Laboratories, Inc. (a) (b)	10,529	1,307,912
Unity Software, Inc. (a) (b)	58,391	1,312,046
Vishay Intertechnology, Inc.	40,865	692,253
		18,983,013
Materials — 5.7%
ATI, Inc. (a)	33,422	1,839,547
Century Aluminum Co. (a)	25,970	473,173
Commercial Metals Co.	23,201	1,150,770
Kaiser Aluminum Corp.	8,371	588,230
Silgan Holdings, Inc.	30,971	1,612,040
Summit Materials, Inc. Class A (a)	32,726	1,655,936
		7,319,696
Real Estate — 6.4%
DiamondRock Hospitality Co.	221,065	1,996,217
Essential Properties Realty Trust, Inc.	29,196	913,251
Four Corners Property Trust, Inc.	72,474	1,966,944
Outfront Media, Inc.	95,370	1,691,864
Terreno Realty Corp. (b)	27,944	1,652,608
		8,220,884
Utilities — 2.1%
Chesapeake Utilities Corp.	11,051	1,341,039
Portland General Electric Co. (b)	30,022	1,309,560
		2,650,599
TOTAL COMMON STOCK (Cost $92,333,397)		127,489,816
TOTAL EQUITIES (Cost $92,333,397)		127,489,816
TOTAL LONG-TERM INVESTMENTS (Cost $92,333,397)		127,489,816
Short-Term Investments — 1.0%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (c)	98,942	98,942

	Principal Amount	Value
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (d)	$1,162,196	$1,162,196
TOTAL SHORT-TERM INVESTMENTS (Cost $1,261,138)		1,261,138
TOTAL INVESTMENTS — 100.2% (Cost $93,594,535) (e)		128,750,954
Other Assets/ (Liabilities) — (0.2)%		(260,273)
NET ASSETS — 100.0%		$128,490,681

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $18,635,784 or 14.50% of net assets. The Fund received $19,021,860 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(d)
Maturity value of $1,162,374. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $1,185,547.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
71

MML Strategic Emerging Markets Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 97.9%
Common Stock — 97.2%
Brazil — 4.1%
B3 SA - Brasil Bolsa Balcao	25,600	$43,906
Banco BTG Pactual SA	61,900	272,699
Localiza Rent a Car SA	61,608	321,020
NU Holdings Ltd. Class A (a)	32,280	334,421
Raia Drogasil SA	57,900	205,355
Vale SA Sponsored ADR	2,122	18,822
WEG SA	57,084	521,595
		1,717,818
Chile — 0.9%
Antofagasta PLC	10,400	205,836
Banco de Chile	1,713,129	194,285
		400,121
China — 20.9%
Airtac International Group	10,000	256,375
Alibaba Group Holding Ltd. Sponsored ADR	1,095	92,845
Contemporary Amperex Technology Co. Ltd. Class A	14,600	530,927
H World Group Ltd.	5,000	16,607
H World Group Ltd. ADR	64,567	2,132,648
Meituan Class B (a) (b)	71,600	1,389,167
NetEase, Inc. ADR	5,239	467,371
New Horizon Health Ltd. (a) (b) (c) (d)	63,000	28,675
PDD Holdings, Inc. ADR (a)	1,260	122,207
Tencent Holdings Ltd.	59,309	3,169,549
WuXi Biologicals Cayman, Inc. (a) (b)	55,500	125,258
Yum China Holdings, Inc.	1,349	64,981
ZTO Express Cayman, Inc. ADR	20,476	400,306
		8,796,916
Denmark — 0.2%
Novo Nordisk AS Class B	745	64,120
France — 1.6%
Pernod Ricard SA	3,238	362,146
TotalEnergies SE	5,995	333,135
		695,281
Hong Kong — 1.1%
AIA Group Ltd.	31,000	224,252
Hong Kong Exchanges & Clearing Ltd.	6,100	231,570
		455,822

	Number of Shares	Value
India — 17.0%
Adani Ports & Special Economic Zone Ltd.	15,483	$221,538
Bajaj Finance Ltd.	835	66,595
Bajaj Finserv Ltd.	2,174	39,807
Cholamandalam Investment & Finance Co. Ltd.	3,529	48,884
Havells India Ltd.	11,401	222,690
HCL Technologies Ltd.	14,832	333,114
HDFC Bank Ltd.	73,045	1,510,194
Infosys Ltd.	11,674	256,525
Kotak Mahindra Bank Ltd.	101,573	2,113,379
Macrotech Developers Ltd. (b)	24,363	393,281
Mahindra & Mahindra Ltd.	4,929	173,120
Maruti Suzuki India Ltd.	630	79,827
Oberoi Realty Ltd.	28,899	779,399
Tata Consultancy Services Ltd.	19,380	926,939
		7,165,292
Indonesia — 1.6%
Bank Central Asia Tbk. PT	1,104,600	661,964
Italy — 3.6%
Ermenegildo Zegna NV (e)	15,031	124,156
Moncler SpA	7,814	415,035
PRADA SpA	125,600	972,777
		1,511,968
Japan — 2.2%
Chugai Pharmaceutical Co. Ltd.	10,900	479,551
Daiichi Sankyo Co. Ltd.	16,800	461,786
		941,337
Luxembourg — 0.5%
Zabka Group SA (a)	42,713	198,981
Mexico — 7.1%
America Movil SAB de CV ADR	28,977	414,661
Fomento Economico Mexicano SAB de CV	155,945	1,330,592
Grupo Aeroportuario del Sureste SAB de CV Class B	5,310	136,569
Grupo Mexico SAB de CV Series B	228,826	1,089,532
		2,971,354
Netherlands — 1.1%
Argenx SE ADR (a)	784	482,160
Peru — 1.0%
Credicorp Ltd.	2,354	431,535

The accompanying notes are an integral part of the financial statements.
72

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Philippines — 2.0%
SM Investments Corp.	45,600	$707,116
SM Prime Holdings, Inc.	336,800	145,351
		852,467
Poland — 0.7%
Allegro.eu SA (a) (b)	43,307	283,816
Portugal — 2.3%
Galp Energia SGPS SA	57,407	951,692
Republic of Korea — 5.7%
Kakao Corp.	3,659	94,861
NAVER Corp.	1,004	135,547
Samsung Biologics Co. Ltd. (a) (b)	1,152	742,030
Samsung Electronics Co. Ltd.	23,923	863,347
SK Hynix, Inc.	5,012	568,722
		2,404,507
Russia — 0.0%
Novatek PJSC GDR (a) (b) (c) (d)	600	—
Sberbank of Russia PJSC (a) (c) (d)	7,525	—
		—
South Africa — 1.4%
FirstRand Ltd.	149,509	601,644
Switzerland — 0.5%
Cie Financiere Richemont SA Registered Class A	1,336	203,077
Taiwan — 17.7%
Delta Electronics, Inc.	3,000	39,062
Global Unichip Corp.	3,000	123,182
Hon Hai Precision Industry Co. Ltd.	38,000	211,649
MediaTek, Inc.	17,000	729,927
Quanta Computer, Inc.	7,000	60,775
Taiwan Semiconductor Manufacturing Co. Ltd.	184,000	6,008,246
Voltronic Power Technology Corp.	5,000	282,638
		7,455,479
Turkey — 0.9%
Akbank TAS	77,680	140,571
BIM Birlesik Magazalar AS	9,024	134,445
KOC Holding AS	21,950	109,830
		384,846
United Arab Emirates — 0.3%
Americana Restaurants International PLC - Foreign Co.	197,396	119,771
United Kingdom — 2.2%
AstraZeneca PLC	7,137	929,056

	Number of Shares	Value
United States — 0.6%
Legend Biotech Corp. ADR (a)	7,776	$253,031
TOTAL COMMON STOCK (Cost $38,924,197)		40,934,055
Preferred Stock — 0.7%
Brazil — 0.7%
Itau Unibanco Holding SA 7.853%	55,919	278,012
TOTAL PREFERRED STOCK (Cost $322,868)		278,012
TOTAL EQUITIES (Cost $39,247,065)		41,212,067
TOTAL LONG-TERM INVESTMENTS (Cost $39,247,065)		41,212,067
Short-Term Investments — 2.0%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (f)	8,313	8,313
	Principal Amount
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (g)	$827,463	827,463
TOTAL SHORT-TERM INVESTMENTS (Cost $835,776)		835,776
TOTAL INVESTMENTS — 99.9% (Cost $40,082,841) (h)		42,047,843
Other Assets/ (Liabilities) — 0.1%		48,828
NET ASSETS — 100.0%		$42,096,671

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.
73

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $2,962,227 or 7.04% of net assets.

(c)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2024, these securities amounted to a value of $28,675 or 0.07% of net assets.

(d)	Investment is valued using significant unobservable inputs.
(e)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $122,909 or 0.29% of net assets. The Fund received $117,084 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(f)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(g)
Maturity value of $827,589. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $844,182.

(h)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Information Technology	24.0%
Financials	17.1%
Consumer Discretionary	14.8%
Communication Services	10.1%
Industrials	8.8%
Health Care	8.5%
Consumer Staples	5.3%
Real Estate	3.1%
Materials	3.1%
Energy	3.1%
Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
74

MML U.S. Government Money Market Fund – Portfolio of Investments

December 31, 2024

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
Discount Notes — 55.2%
Federal Home Loan Banks
4.274% 1/06/25, 1/06/25 (a)	$10,000,000	$9,994,153
4.317% 1/08/25, 1/08/25 (a)	2,000,000	1,998,347
4.369% 2/12/25, 2/12/25 (a)	10,967,000	10,912,238
1 day USD SOFR + 0.005% 4.375% FRN 1/02/25, 6/23/25 (a)	13,000,000	13,000,000
1 day USD SOFR + 0.010% 4.380% FRN 1/02/25, 1/10/25 (a)	16,500,000	16,500,000
1 day USD SOFR + 0.010% 4.380% FRN 1/02/25, 7/16/25 (a)	16,500,000	16,500,000
1 day USD SOFR + 0.025% 4.395% FRN 1/02/25, 7/11/25 (a)	16,500,000	16,500,000
1 day USD SOFR + 0.025% 4.395% FRN 1/02/25, 7/18/25 (a)	16,500,000	16,500,000
4.540% 2/21/25, 2/21/25 (a)	5,500,000	5,465,483
5.218% 1/23/25, 1/23/25 (a)	3,140,000	3,130,386
Federal Home Loan Mortgage Corp. 5.224%, 1/17/25, 1/17/25 (a)	1,336,000	1,333,019
		111,833,626
Repurchase Agreement — 12.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (b)	796,373	796,373
HSBC Securities(USA) Inc., Tri-Party Repurchase Agreement, dated 12/31/24, 4.350%, due 1/02/25 (c)	25,000,000	25,000,000
		25,796,373
U.S. Treasury Bill — 32.0%
U.S. Treasury Bill
4.323% 1/30/25 (d)	16,500,000	16,443,577
4.327% 1/30/25 (d)	5,500,000	5,481,184
4.611% 1/02/25 (d)	5,500,000	5,499,308
5.136% 1/23/25 (d)	11,000,000	10,966,775
5.192% 1/02/25 (d)	11,000,000	10,998,471

	Principal Amount	Value
5.196% 1/02/25 (d)	$10,000,000	$9,998,610
5.216% 1/02/25 (d)	5,500,000	5,499,233
		64,887,158
TOTAL SHORT-TERM INVESTMENTS (Cost $202,517,157)		202,517,157
TOTAL INVESTMENTS — 100.0% (Cost $202,517,157) (e)		202,517,157
Other Assets/ (Liabilities) — 0.0%		82,689
NET ASSETS — 100.0%		$202,599,846

Abbreviation Legend

FRN	Floating Rate Note^
SOFR	Secured Overnight Financing Rate

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	The stated maturity dates reflect reset date and final maturity date, respectively.
(b)
Maturity value of $796,494. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $812,307.

(c)
Maturity value of $25,006,042. Collateralized by U.S. Government Agency obligations with a rate of 0.875%, maturity date of 1/15/29, and an aggregate market value, including accrued interest, of $25,500,055.

(d)	The rate shown represents yield-to-maturity.
(e)	See Note 6 for aggregate cost for federal tax purposes.
^
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

The accompanying notes are an integral part of the financial statements.
75

MML Series Investment Fund II

Statements of Assets and Liabilities
December 31, 2024

	MML Blend Fund	MML Dynamic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$758,504,549	$201,139,053
Repurchase agreements, at value (Note 2) (b)	1,172,118	2,323,738
Total investments (c)	759,676,667	203,462,791
Cash	11	22
Foreign currency, at value (d)	—	1,127,698
Receivables from:
Investments sold
Regular delivery	13,177,778	7,054
Delayed delivery	—	1,820,984
Cash collateral pledged for open derivatives (Note 2)	—	2,226,728
Open forward contracts (Note 2)	—	891,121
Fund shares sold	119,641	138,741
Variation margin on open derivative instruments (Note 2)	—	138,468
Interest and dividends	22,062	1,673,921
Foreign tax reclaims	—	—
Open swap agreements, at value (Note 2)	—	32,295
Unrealized appreciation on:
Unfunded bank loan commitments (Note 2)	—	235
Total assets	772,996,159	211,520,058
Liabilities:
Payables for:
Investments purchased
Regular delivery	12,990,985	—
Delayed delivery	—	9,575,902
Written options outstanding, at value (Note 2) (e)	—	97,969
Open forward contracts (Note 2)	—	566,335
Interest and dividends	—	10,109
Fund shares redeemed	353,640	224,090
Cash collateral held for securities on loan (Note 2)	63,969,658	1,453,828
Open swap agreements, at value (Note 2)	—	537,111
Trustees’ fees and expenses (Note 3)	44,919	9,557
Affiliates (Note 3):
Administration fees	—	29,403
Investment advisory fees	257,124	54,853
Service fees	126,584	8,166
Distribution fees	—	—
Due to custodian	—	—
Commitments and Contingencies (Note 2)	—	—
Accrued expense and other liabilities	88,382	211,685
Total liabilities	77,831,292	12,779,008
Net assets	$ 695,164,867	$ 198,741,050
Net assets consist of:
Paid-in capital	$549,955,337	$250,315,426
Accumulated earnings (loss)	145,209,530	(51,574,376)
Net assets	$695,164,867	$198,741,050

(a) Cost of investments:	$640,835,364	$218,856,684
(b) Cost of repurchase agreements:	$1,172,118	$2,323,738
(c) Securities on loan with market value of:	$62,590,641	$2,737,724
(d) Cost of foreign currency:	$—	$1,181,211
(e) Premiums received on written options:	$—	$150,549

The accompanying notes are an integral part of the financial statements.
76

MML Equity Fund	MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML iShares 60/40 Allocation Fund	MML iShares 80/20 Allocation Fund

$846,969,992	$56,655,240	$49,779,154	$165,903,749	$59,194,832	$109,445,888
4,485,517	189,271	977,097	1,432,242	231,323	159,530
851,455,509	56,844,511	50,756,251	167,335,991	59,426,155	109,605,418
3,665	44	—	108	—	—
—	—	—	—	—	—

333,993	—	1,064,826	—	1,065,598	1,966,269
—	—	—	—	—	—
—	—	—	3,490,000	—	—
—	—	—	—	—	—
40,114	3,901	1,621	2,110,962	—	—
—	—	—	7,206	—	—
1,009,027	39,613	830,460	383,859	356	523
30,905	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—
852,873,213	56,888,069	52,653,158	173,328,126	60,492,109	111,572,210

—	—	470,293	—	1,193,394	1,964,173
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	1,761,067	—	—
546,335	35	10,070	45,784	877	3,516
—	—	3,054,838	—	6,403,254	15,637,859
—	—	—	1,307,738	—	—
55,808	1,238	4,399	17,502	636	1,129

827	8,451	9,257	2,813	6,912	12,341
309,247	22,869	19,999	77,274	8,057	18,162
49,271	1,129	27,671	24,935	—	—
—	—	—	—	13,952	37,779
—	—	1,117	—	—	—
—	—	—	—	—	—
111,836	63,116	97,334	70,759	44,538	42,559
1,073,324	96,838	3,694,978	3,307,872	7,671,620	17,717,518
$851,799,889	$56,791,231	$48,958,180	$170,020,254	$52,820,489	$93,854,692

$538,290,934	$53,825,859	$61,850,281	$204,086,803	$49,335,933	$82,634,339
313,508,955	2,965,372	(12,892,101)	(34,066,549)	3,484,556	11,220,353
$ 851,799,889	$ 56,791,231	$ 48,958,180	$ 170,020,254	$ 52,820,489	$ 93,854,692

$649,351,376	$53,432,747	$50,416,660	$169,490,486	$55,808,437	$98,223,320
$4,485,517	$189,271	$977,097	$1,432,242	$231,323	$159,530
$6,447,559	$—	$2,950,393	$—	$6,254,815	$15,277,011
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.
77

MML Series Investment Fund II (Continued)

Statements of Assets and Liabilities
December 31, 2024

	MML Blend Fund	MML Dynamic Bond Fund
Initial Class shares:
Net assets	$ 496,970,646
Shares outstanding (a)	22,917,652
Net asset value, offering price and redemption price per share	$21.69
Class II shares:
Net assets		$ 185,602,021
Shares outstanding (a)		22,869,481
Net asset value, offering price and redemption price per share		$8.12
Service Class shares:
Net assets	$198,194,221
Shares outstanding (a)	9,215,075
Net asset value, offering price and redemption price per share	$21.51
Service Class I shares:
Net assets		$13,139,029
Shares outstanding (a)		1,629,614
Net asset value, offering price and redemption price per share		$8.06

(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
78

MML Equity Fund	MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML iShares 60/40 Allocation Fund	MML iShares 80/20 Allocation Fund

$ 778,358,593			$ 129,995,804
25,564,857			15,187,266
$30.45			$8.56

	$ 55,012,070	$4,946,542		$ 28,062,502	$ 29,530,295
	4,509,081	559,566		2,642,429	2,636,315
	$12.20	$8.84		$10.62	$11.20

$73,441,296			$40,024,450
2,466,784			4,721,896
$29.77			$8.48

	$1,779,161	$ 44,011,638		$24,757,987	$64,324,397
	146,984	5,054,840		2,338,031	5,753,085
	$12.10	$8.71		$10.59	$11.18

The accompanying notes are an integral part of the financial statements.
79

MML Series Investment Fund II (Continued)

Statements of Assets and Liabilities
December 31, 2024

	MML Managed Bond Fund	MML Short-Duration Bond Fund
Assets:
Investments, at value (Note 2) (a)	$687,413,591	$110,560,223
Repurchase agreements, at value (Note 2) (b)	1,412,625	4,271,755
Total investments (c)	688,826,216	114,831,978
Cash	39,852	607,826
Foreign currency, at value (d)	—	123
Receivables from:
Investments sold
Regular delivery	2,009,274	—
Cash collateral pledged for open derivatives (Note 2)	—	567,000
Cash collateral pledged for when-issued securities (Note 2)	1,652,860	—
Fund shares sold	4,624,770	94,368
Variation margin on open derivative instruments (Note 2)	—	14,305
Interest and dividends	4,998,357	829,203
Foreign tax reclaims	—	—
Total assets	702,151,329	116,944,803
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	—
Delayed delivery	88,971,068	—
Fund shares redeemed	363,589	100,931
Cash collateral held for securities on loan (Note 2)	3,668,593	1,626,470
Trustees’ fees and expenses (Note 3)	51,595	7,904
Variation margin on open derivative instruments (Note 2)	76,099	—
Affiliates (Note 3):
Administration fees	2,813	18,032
Investment advisory fees	227,012	35,510
Service fees	97,329	19,155
Commitments and Contingencies (Note 2)	—	—
Accrued expense and other liabilities	121,144	56,832
Total liabilities	93,579,242	1,864,834
Net assets	$608,572,087	$115,079,969
Net assets consist of:
Paid-in capital	$732,885,298	$131,548,234
Accumulated earnings (loss)	(124,313,211)	(16,468,265)
Net assets	$ 608,572,087	$ 115,079,969

(a) Cost of investments:	$730,463,142	$112,780,133
(b) Cost of repurchase agreements:	$1,412,625	$4,271,755
(c) Securities on loan with market value of:	$9,547,551	$2,524,731
(d) Cost of foreign currency:	$—	$130

The accompanying notes are an integral part of the financial statements.
80

MML Small Cap Equity Fund	MML Strategic Emerging Markets Fund	MML U.S. Government Money Market Fund

$127,588,758	$41,220,380	$176,720,784
1,162,196	827,463	25,796,373
128,750,954	42,047,843	202,517,157
35,541	15	11
—	233,067	—

—	56,941	—
—	—	—
—	—	—
8,648	160,083	327,041
—	—	—
171,472	31,589	458,422
—	14,402	—
128,966,615	42,543,940	203,302,631

88,020	41,622	—
—	—	—
140,048	32,864	554,948
98,942	8,313	—
7,376	3,292	11,868
—	—	—

827	6,494	—
75,015	24,150	84,375
16,498	6,980	—
—	—	—
49,208	323,554	51,594
475,934	447,269	702,785
$128,490,681	$42,096,671	$202,599,846

$73,305,921	$51,428,527	$202,609,034
55,184,760	(9,331,856)	(9,188)
$ 128,490,681	$ 42,096,671	$ 202,599,846

$92,432,339	$39,255,378	$176,720,784
$1,162,196	$827,463	$25,796,373
$18,635,784	$122,909	$—
$—	$239,055	$—

The accompanying notes are an integral part of the financial statements.
81

MML Series Investment Fund II (Continued)

Statements of Assets and Liabilities
December 31, 2024

	MML Managed Bond Fund	MML Short-Duration Bond Fund
Initial Class shares:
Net assets	$ 453,319,244
Shares outstanding (a)	42,101,006
Net asset value, offering price and redemption price per share	$10.77
Class II shares:
Net assets		$84,520,705
Shares outstanding (a)		9,270,914
Net asset value, offering price and redemption price per share		$9.12
Service Class shares:
Net assets	$155,252,843
Shares outstanding (a)	14,474,947
Net asset value, offering price and redemption price per share	$10.73
Service Class I shares:
Net assets		$ 30,559,264
Shares outstanding (a)		3,364,092
Net asset value, offering price and redemption price per share		$9.08

(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
82

MML Small Cap Equity Fund	MML Strategic Emerging Markets Fund	MML U.S. Government Money Market Fund

$ 103,429,673		$ 202,599,846
8,924,165		202,599,707
$11.59		$1.00

	$31,430,210
	6,014,795
	$5.23

$25,061,008
2,231,496
$11.23

	$ 10,666,461
	2,049,724
	$5.20

The accompanying notes are an integral part of the financial statements.
83

MML Series Investment Fund II (Continued)

Statements of Operations
For the Year Ended December 31, 2024

	MML Blend Fund	MML Dynamic Bond Fund
Investment income (Note 2):
Dividends (a)	$16,778,916	$—
Interest (b)	7,793	10,462,437
Securities lending net income	150,323	14,850
Total investment income	16,937,032	10,477,287
Expenses (Note 3):
Investment advisory fees	2,875,045	837,147
Custody and overdraft fees	57,429	172,953
Audit and tax fees	38,265	39,139
Legal fees	32,123	8,717
Proxy fees	1,472	1,472
Accounting & Administration fees	—	8,488
Shareholder reporting fees	4,198	21,943
Trustees’ fees	44,186	13,351
	3,052,718	1,103,210
Administration fees:
Class II	—	295,182
Service Class I	—	18,748
Distribution and Service fees:
Service Class	484,375	—
Service Class I	—	31,247
Total expenses	3,537,093	1,448,387
Expenses waived (Note 3):
Initial Class fees reimbursed by adviser	—	—
Class II fees reimbursed by adviser	—	(197,542)
Service Class fees reimbursed by adviser	—	—
Service Class I fees reimbursed by adviser	—	(12,626)
Investment advisory fees waived	—	(14,037)
Net expenses:	3,537,093	1,224,182
Net investment income (loss)	13,399,939	9,253,105
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	19,402,134	(4,647,860)
Futures contracts	—	(1,689,771)
Written options	—	2,667,362
Swap agreements	—	1,997,897
Foreign currency transactions	—	(83,680)
Forward contracts	—	(143,220)
Net realized gain (loss)	19,402,134	(1,899,272)
Net change in unrealized appreciation (depreciation) on:
Investment transactions *	61,079,681	(3,294,456)
Unfunded bank loan commitments	—	235
Futures contracts	—	(3,929,956)
Written options	—	(35,146)
Swap agreements	—	(975,955)
Translation of assets and liabilities in foreign currencies	—	(101,594)
Forward contracts	—	(103,097)
Net change in unrealized appreciation (depreciation)	61,079,681	(8,439,969)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	80,481,815	(10,339,241)
Net increase (decrease) in net assets resulting from operations	$ 93,881,754	$ (1,086,136)

(a) Net of foreign withholding tax of:	$—	$—
(b) Net of foreign withholding tax of:	$—	$894
* Net of increase (decrease) in accrued foreign capital gains tax of:	$—	$3,030

The accompanying notes are an integral part of the financial statements.
84

MML Equity Fund	MML Equity Rotation Fund	MML High Yield Fund	MML Inflation-Protected and Income Fund	MML iShares 60/40 Allocation Fund	MML iShares 80/20 Allocation Fund

$ 20,974,308	$ 847,661	$ —	$ —	$ 1,213,561	$ 1,815,300
83,278	1,256	3,810,114	9,014,877	1,533	4,110
25,075	4,468	25,653	6	4,499	8,200
21,082,661	853,385	3,835,767	9,014,883	1,219,593	1,827,610

3,434,484	246,812	301,884	1,041,033	134,533	233,243
75,112	45,213	71,692	48,164	23,459	22,755
38,053	31,338	38,275	39,714	31,160	30,539
38,913	2,175	2,088	7,465	809	2,874
1,472	1,472	1,472	1,472	1,472	1,472
2,496	2,496	8,200	8,488	—	—
9,383	13,941	21,894	14,482	12,479	13,676
54,319	3,496	3,218	11,517	2,849	4,930
3,654,232	346,943	448,723	1,172,335	206,761	309,489

—	79,637	9,747	—	40,447	42,002
—	2,634	65,723	—	26,820	74,620

197,872	—	—	100,040	—	—
—	4,389	109,539	—	44,700	124,366
3,852,104	433,603	633,732	1,272,375	318,728	550,477

—	—	—	(61,552)	—	—
—	—	(4,789)	—	(40,348)	(24,545)
—	—	—	(17,712)	—	—
—	—	(37,101)	—	(26,558)	(43,528)
—	(27,424)	(10,145)	—	—	—
3,852,104	406,179	581,697	1,193,111	251,822	482,404
17,230,557	447,206	3,254,070	7,821,772	967,771	1,345,206

104,638,817	3,096,891	(224,235)	(174,486)	369,426	746,215
—	—	—	311,180	—	—
—	—	—	—	—	—
—	—	—	1,588,579	—	—
523	—	—	—	—	—
—	—	—	—	—	—
104,639,340	3,096,891	(224,235)	1,725,273	369,426	746,215

27,544,110	(132,927)	1,303,032	1,532,525	3,043,345	7,716,920
—	—	—	—	—	—
—	—	—	437,547	—	—
—	—	—	—	—	—
—	—	—	(6,461,682)	—	—
(851)	—	—	—	—	—
—	—	—	—	—	—
27,543,259	(132,927)	1,303,032	(4,491,610)	3,043,345	7,716,920
132,182,599	2,963,964	1,078,797	(2,766,337)	3,412,771	8,463,135
$149,413,156	$3,411,170	$4,332,867	$5,055,435	$4,380,542	$9,808,341

$11,812	$671	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.
85

MML Series Investment Fund II (Continued)

Statements of Operations
For the Year Ended December 31, 2024

	MML Managed Bond Fund	MML Short-Duration Bond Fund
Investment income (Note 2):
Dividends (a)	$ —	$ —
Interest	32,714,364	5,652,325
Securities lending net income	15,139	8,842
Total investment income	32,729,503	5,661,167
Expenses (Note 3):
Investment advisory fees	2,664,795	418,387
Custody and overdraft fees	72,441	35,378
Audit and tax fees	39,192	37,797
Legal fees	29,360	5,028
Proxy fees	1,472	1,472
Accounting & Administration fees	8,488	8,488
Shareholder reporting fees	2,897	26,605
Trustees’ fees	40,307	7,635
	2,858,952	540,790
Administration fees:
Class II	—	132,235
Service Class I	—	47,074
Distribution and Service fees:
Service Class	400,739	—
Service Class I	—	78,456
Total expenses	3,259,691	798,555
Expenses waived (Note 3):
Class II fees reimbursed by adviser	—	—
Service Class I fees reimbursed by adviser	—	—
Net expenses:	3,259,691	798,555
Net investment income (loss)	29,469,812	4,862,612
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(4,882,440)	(841,283)
Futures contracts	28,534	(318,980)
Swap agreements	(2,188,291)	(209,606)
Foreign currency transactions	—	—
Net realized gain (loss)	(7,042,197)	(1,369,869)
Net change in unrealized appreciation (depreciation) on:
Investment transactions *	5,581,533	3,790,695
Futures contracts	(5,493,782)	(60,574)
Swap agreements	1,264,798	120,341
Translation of assets and liabilities in foreign currencies	—	(8)
Net change in unrealized appreciation (depreciation)	1,352,549	3,850,454
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(5,689,648)	2,480,585
Net increase (decrease) in net assets resulting from operations	$23,780,164	$7,343,197

(a) Net of foreign withholding tax of:	$—	$—
* Net of increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
86

MML Small Cap Equity Fund	MML Strategic Emerging Markets Fund	MML U.S. Government Money Market Fund

$ 1,626,504	$ 773,974	$ —
28,840	17,167	11,028,845
20,426	1,503	—
1,675,770	792,644	11,028,845

812,770	458,175	1,002,904
22,360	121,900	22,868
37,542	53,653	31,921
4,966	1,805	8,822
1,472	1,472	1,472
2,496	2,497	—
11,013	17,002	5,425
8,070	2,940	13,513
900,689	659,444	1,086,925

—	51,478	—
—	17,248	—

63,668	—	—
—	28,747	—
964,357	756,917	1,086,925

—	(116,504)	—
—	(38,948)	—
964,357	601,465	1,086,925
711,413	191,179	9,941,920

19,611,992	904,651	667
—	—	—
—	—	—
(910)	(42,927)	—
19,611,082	861,724	667

(4,880,108)	(1,524,725)	—
—	—	—
—	—	—
—	(5,378)	—
(4,880,108)	(1,530,103)	—
14,730,974	(668,379)	667
$15,442,387	$(477,200)	$9,942,587

$2,600	$107,507	$—
$—	$55,027	$—

The accompanying notes are an integral part of the financial statements.
87

MML Series Investment Fund II (Continued)

Statements of Changes in Net Assets

	MML Blend Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 13,399,939	$ 12,590,750
Net realized gain (loss)	19,402,134	4,147,397
Net change in unrealized appreciation (depreciation)	61,079,681	89,218,751
Net increase (decrease) in net assets resulting from operations	93,881,754	105,956,898
Distributions to shareholders (Note 2):
Initial Class	(14,060,213)	(8,071,967)
Class II	—	—
Service Class	(5,022,537)	(2,598,291)
Service Class I	—	—
Total distributions	(19,082,750)	(10,670,258)
Net fund share transactions (Note 5):
Initial Class	(47,979,979)	(44,515,994)
Class II	—	—
Service Class	(10,194,351)	(10,915,466)
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(58,174,330)	(55,431,460)
Total increase (decrease) in net assets	16,624,674	39,855,180
Net assets
Beginning of year	678,540,193	638,685,013
End of year	$695,164,867	$678,540,193

The accompanying notes are an integral part of the financial statements.
88

MML Dynamic Bond Fund		MML Equity Fund		MML Equity Rotation Fund
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$ 9,253,105	$ 10,223,481	$ 17,230,557	$ 16,827,156	$ 447,206	$ 509,519
(1,899,272)	(8,454,364)	104,639,340	11,577,933	3,096,891	4,618,204
(8,439,969)	15,368,756	27,543,259	40,945,162	(132,927)	4,199,818
(1,086,136)	17,137,873	149,413,156	69,350,251	3,411,170	9,327,541

—	—	(23,267,331)	(71,603,235)	—	—
(10,064,274)	(9,000,237)	—	—	(4,160,606)	(1,051,171)
—	—	(2,235,132)	(7,978,721)	—	—
(642,740)	(509,004)	—	—	(134,182)	(33,710)
(10,707,014)	(9,509,241)	(25,502,463)	(79,581,956)	(4,294,788)	(1,084,881)

—	—	(56,896,257)	5,709,439	—	—
(11,372,279)	(18,044,504)	—	—	4,203,561	1,051,219
—	—	(17,384,976)	(6,975,394)	—	—
1,412,250	156,580	—	—	(123,163)	(495,475)
(9,960,029)	(17,887,924)	(74,281,233)	(1,265,955)	4,080,398	555,744
(21,753,179)	(10,259,292)	49,629,460	(11,497,660)	3,196,780	8,798,404

220,494,229	230,753,521	802,170,429	813,668,089	53,594,451	44,796,047
$198,741,050	$220,494,229	$851,799,889	$802,170,429	$56,791,231	$53,594,451

The accompanying notes are an integral part of the financial statements.
89

MML Series Investment Fund II (Continued)

Statements of Changes in Net Assets

	MML High Yield Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 3,254,070	$ 3,170,783
Net realized gain (loss)	(224,235)	(3,348,066)
Net change in unrealized appreciation (depreciation)	1,303,032	6,539,709
Net increase (decrease) in net assets resulting from operations	4,332,867	6,362,426
Distributions to shareholders (Note 2):
Initial Class	—	—
Class II	(411,212)	(669,663)
Service Class	—	—
Service Class I	(2,584,170)	(2,782,342)
Total distributions	(2,995,382)	(3,452,005)
Net fund share transactions (Note 5):
Initial Class	—	—
Class II	(3,257,509)	(8,158,653)
Service Class	—	—
Service Class I	(527,552)	(75,767)
Increase (decrease) in net assets from fund share transactions	(3,785,061)	(8,234,420)
Total increase (decrease) in net assets	(2,447,576)	(5,323,999)
Net assets
Beginning of year	51,405,756	56,729,755
End of year	$48,958,180	$51,405,756

The accompanying notes are an integral part of the financial statements.
90

MML Inflation-Protected and Income Fund		MML iShares 60/40 Allocation Fund		MML iShares 80/20 Allocation Fund
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$ 7,821,772	$ 7,933,667	$ 967,771	$ 673,056	$ 1,345,206	$ 950,763
1,725,273	(19,789,730)	369,426	(61,644)	746,215	(262,847)
(4,491,610)	21,677,872	3,043,345	3,948,365	7,716,920	8,138,866
5,055,435	9,821,809	4,380,542	4,559,777	9,808,341	8,826,782

(6,327,078)	(7,055,799)	—	—	—	—
—	—	(614,867)	(419,274)	(602,685)	(355,413)
(1,708,253)	(1,819,353)	—	—	—	—
—	—	(488,333)	(193,407)	(1,126,796)	(470,804)
(8,035,331)	(8,875,152)	(1,103,200)	(612,681)	(1,729,481)	(826,217)

(12,780,036)	(16,871,875)	—	—	—	—
—	—	706,349	425,255	773,974	376,701
594,852	(3,199,696)	—	—	—	—
—	—	11,025,908	6,397,800	21,305,535	15,012,518
(12,185,184)	(20,071,571)	11,732,257	6,823,055	22,079,509	15,389,219
(15,165,080)	(19,124,914)	15,009,599	10,770,151	30,158,369	23,389,784

185,185,334	204,310,248	37,810,890	27,040,739	63,696,323	40,306,539
$170,020,254	$185,185,334	$52,820,489	$37,810,890	$93,854,692	$63,696,323

The accompanying notes are an integral part of the financial statements.
91

MML Series Investment Fund II (Continued)

Statements of Changes in Net Assets

	MML Managed Bond Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 29,469,812	$ 31,934,601
Net realized gain (loss)	(7,042,197)	(47,957,220)
Net change in unrealized appreciation (depreciation)	1,352,549	59,269,943
Net increase (decrease) in net assets resulting from operations	23,780,164	43,247,324
Distributions to shareholders (Note 2):
Initial Class	(21,680,815)	(20,067,803)
Class II	—	—
Service Class	(6,882,049)	(6,409,411)
Service Class I	—	—
Total distributions	(28,562,864)	(26,477,214)
Net fund share transactions (Note 5):
Initial Class	(27,634,867)	(96,410,005)
Class II	—	—
Service Class	(11,119,699)	(21,344,274)
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(38,754,566)	(117,754,279)
Total increase (decrease) in net assets	(43,537,266)	(100,984,169)
Net assets
Beginning of year	652,109,353	753,093,522
End of year	$608,572,087	$652,109,353

The accompanying notes are an integral part of the financial statements.
92

MML Short-Duration Bond Fund		MML Small Cap Equity Fund		MML Strategic Emerging Markets Fund
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$ 4,862,612	$ 4,542,749	$ 711,413	$ 525,704	$ 191,179	$ 354,618
(1,369,869)	(2,705,544)	19,611,082	10,727,997	861,724	(3,130,846)
3,850,454	6,459,547	(4,880,108)	8,135,989	(1,530,103)	7,834,906
7,343,197	8,296,752	15,442,387	19,389,690	(477,200)	5,058,678

—	—	(6,371,680)	(1,189,857)	—	—
(3,407,732)	(3,331,907)	—	—	(233,163)	(37,979)
—	—	(1,645,371)	(248,123)	—	—
(1,115,619)	(1,070,909)	—	—	(49,104)	—
(4,523,351)	(4,402,816)	(8,017,051)	(1,437,980)	(282,267)	(37,979)

—	—	(1,841,542)	(5,520,655)	—	—
(6,299,904)	(13,112,860)	—	—	(4,281,692)	(4,757,923)
—	—	(1,636,933)	(2,018,191)	—	—
(3,093,199)	(82,287)	—	—	(1,230,315)	(952,125)
(9,393,103)	(13,195,147)	(3,478,475)	(7,538,846)	(5,512,007)	(5,710,048)
(6,573,257)	(9,301,211)	3,946,861	10,412,864	(6,271,474)	(689,349)

121,653,226	130,954,437	124,543,820	114,130,956	48,368,145	49,057,494
$115,079,969	$121,653,226	$128,490,681	$124,543,820	$42,096,671	$48,368,145

The accompanying notes are an integral part of the financial statements.
93

MML Series Investment Fund II (Continued)

Statements of Changes in Net Assets

	MML U.S. Government Money Market Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 9,941,920	$ 10,069,719
Net realized gain (loss)	667	228
Net change in unrealized appreciation (depreciation)	—	—
Net increase (decrease) in net assets resulting from operations	9,942,587	10,069,947
Distributions to shareholders (Note 2):
Initial Class	(9,942,151)	(10,069,662)
Total distributions	(9,942,151)	(10,069,662)
Net fund share transactions (Note 5):
Initial Class	(8,435,963)	(30,130,437)
Increase (decrease) in net assets from fund share transactions	(8,435,963)	(30,130,437)
Total increase (decrease) in net assets	(8,435,527)	(30,130,152)
Net assets
Beginning of year	211,035,373	241,165,525
End of year	$202,599,846	$211,035,373

The accompanying notes are an integral part of the financial statements.
94

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Blend Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$19.45	$0.42	$2.42	$2.84	$(0.40)	$(0.20)	$(0.60)	$21.69	14.64%	$496,971	0.44%	2.00%
12/31/23	16.82	0.36	2.58	2.94	(0.31)	—	(0.31)	19.45	17.62%	490,890	0.45%	1.99%
12/31/22	20.84	0.28	(3.71)	(3.43)	(0.25)	(0.34)	(0.59)	16.82	(16.59%)	466,171	0.45%	1.56%
12/31/21	24.79	0.28	3.21	3.49	(0.57)	(6.87)	(7.44)	20.84	15.02%	620,820	0.44%	1.19%
12/31/20	22.93	0.51	2.37	2.88	—	(1.02)	(1.02)	24.79	12.87%	591,889	0.45%	2.26%
Service Class
12/31/24	$19.30	$0.36	$2.40	$2.76	$(0.35)	$(0.20)	$(0.55)	$21.51	14.36%	$198,194	0.69%	1.76%
12/31/23	16.69	0.31	2.56	2.87	(0.26)	—	(0.26)	19.30	17.32%	187,650	0.70%	1.74%
12/31/22	20.68	0.24	(3.69)	(3.45)	(0.20)	(0.34)	(0.54)	16.69	(16.80%)	172,514	0.70%	1.32%
12/31/21	24.66	0.22	3.19	3.41	(0.52)	(6.87)	(7.39)	20.68	14.74%	217,290	0.69%	0.95%
12/31/20	22.87	0.46	2.35	2.81	—	(1.02)	(1.02)	24.66	12.57%	185,705	0.70%	2.01%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate[x]	7%	6%	5%	8%	231%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
x	Effective November 18, 2020, the amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
95

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Dynamic Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
12/31/24	$8.59	$0.37	$(0.39)	$(0.02)	$(0.45)	$(0.45)	$8.12	(0.38%)	$185,602	0.68%	0.57%	4.44%
12/31/23	8.32	0.39	0.25	0.64	(0.37)	(0.37)	8.59	7.99%	208,036	0.69%	0.57%	4.58%
12/31/22	10.06	0.31	(1.70)	(1.39)	(0.35)	(0.35)	8.32	(13.98%)	218,857	0.65%	0.57%	3.40%
12/31/21	10.44	0.29	(0.29)	(0.00)[d]	(0.38)	(0.38)	10.06	(0.01%)	294,648	0.60%	0.57%	2.86%
12/31/20	10.08	0.29	0.10	0.39	(0.03)	(0.03)	10.44	3.91%	315,514	0.62%	N/A	2.88%
Service Class I
12/31/24	$8.54	$0.35	$(0.40)	$(0.05)	$(0.43)	$(0.43)	$8.06	(0.72%)	$13,139	0.93%	0.82%	4.17%
12/31/23	8.27	0.36	0.26	0.62	(0.35)	(0.35)	8.54	7.79%	12,459	0.94%	0.82%	4.34%
12/31/22	10.01	0.28	(1.69)	(1.41)	(0.33)	(0.33)	8.27	(14.26%)	11,896	0.90%	0.82%	3.16%
12/31/21	10.39	0.27	(0.29)	(0.02)	(0.36)	(0.36)	10.01	(0.18%)	13,571	0.85%	0.82%	2.61%
12/31/20	10.07	0.27	0.08	0.35	(0.03)	(0.03)	10.39	3.51%	12,458	0.87%	N/A	2.62%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	137%[t]	166%	203%	193%	159%

c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
t	Portfolio turnover rate excluding TBA transactions for the fiscal year ended 12/31/2024 was 30%.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
96

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$26.27	$0.60	$4.48	$5.08	$(0.59)	$(0.31)	$(0.90)	$30.45	19.39%	$778,359	0.43%	2.04%
12/31/23	26.76	0.57	1.74	2.31	(0.58)	(2.22)	(2.80)	26.27	9.32%	723,177	0.44%	2.17%
12/31/22	32.09	0.58	(2.13)	(1.55)	(0.49)	(3.29)	(3.78)	26.76	(4.65%)	726,478	0.45%	2.02%
12/31/21	25.04	0.46	7.09	7.55	(0.50)	—	(0.50)	32.09	30.26%	821,006	0.43%	1.55%
12/31/20	28.10	0.51	(0.12)aa	0.39	(0.59)	(2.86)	(3.45)	25.04	3.03%	686,468	0.45%	2.13%
Service Class
12/31/24	$25.71	$0.51	$4.38	$4.89	$(0.52)	$(0.31)	$(0.83)	$29.77	19.09%	$73,441	0.68%	1.79%
12/31/23	26.23	0.49	1.71	2.20	(0.50)	(2.22)	(2.72)	25.71	9.05%	78,993	0.69%	1.92%
12/31/22	31.52	0.50	(2.09)	(1.59)	(0.41)	(3.29)	(3.70)	26.23	(4.88%)	87,190	0.69%	1.76%
12/31/21	24.61	0.38	6.97	7.35	(0.44)	—	(0.44)	31.52	29.93%	104,959	0.68%	1.31%
12/31/20	27.68	0.44	(0.13)aa	0.31	(0.52)	(2.86)	(3.38)	24.61	2.77%	94,341	0.70%	1.88%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	77%	48%	90%	73%	82%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
97

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Equity Rotation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
12/31/24	$12.40	$0.10	$0.68	$0.78	$(0.10)	$(0.88)	$(0.98)	$12.20	6.37%	$55,012	0.78%	0.73%	0.82%
12/31/23	10.47	0.12	2.07	2.19	(0.24)	(0.02)	(0.26)	12.40	20.97%	51,657	0.75%	0.70%	1.04%
12/31/22	13.83	0.13	(2.08)	(1.95)	—	(1.41)	(1.41)	10.47	(14.29%)	42,722	0.81%	0.76%	1.12%
12/31/21	14.79	0.10	3.85	3.95	(0.10)	(4.81)	(4.91)	13.83	28.37%	49,828	0.78%	0.73%	0.60%
12/31/20	12.40	0.14	2.68	2.82	(0.21)	(0.22)	(0.43)	14.79	22.92%	38,834	0.79%	0.79%[k]	1.13%
Service Class I
12/31/24	$12.31	$0.07	$0.67	$0.74	$(0.07)	$(0.88)	$(0.95)	$12.10	6.07%	$1,779	1.03%	0.98%	0.57%
12/31/23	10.37	0.09	2.04	2.13	(0.17)	(0.02)	(0.19)	12.31	20.62%	1,937	1.00%	0.95%	0.79%
12/31/22	13.74	0.10	(2.06)	(1.96)	—	(1.41)	(1.41)	10.37	(14.46%)	2,074	1.05%	1.00%	0.86%
12/31/21	14.73	0.05	3.83	3.88	(0.06)	(4.81)	(4.87)	13.74	28.00%	2,731	1.03%	0.98%	0.34%
12/31/20	12.36	0.11	2.66	2.77	(0.18)	(0.22)	(0.40)	14.73	22.57%	2,210	1.04%	1.04%[k]	0.88%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	204%	331%	335%	218%	137%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
98

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML High Yield Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
12/31/24	$8.61	$0.59	$0.19	$0.78	$(0.55)	$(0.55)	$8.84	9.15%	$4,947	1.04%	0.94%	6.67%
12/31/23	8.16	0.52	0.52	1.04	(0.59)	(0.59)	8.61	13.21%	8,029	1.00%	0.96%	6.25%
12/31/22	10.02	0.49	(1.66)	(1.17)	(0.69)	(0.69)	8.16	(11.81%)	15,562	1.00%	0.96%	5.50%
12/31/21	10.10	0.58	0.23	0.81	(0.89)	(0.89)	10.02	8.23%	24,481	0.89%	0.83%	5.62%
12/31/20	9.57	0.55	(0.02)	0.53	(0.00)[d]	(0.00)[d]	10.10	5.56%	50,805	0.87%	0.80%	5.93%
Service Class I
12/31/24	$8.49	$0.56	$0.19	$0.75	$(0.53)	$(0.53)	$8.71	9.00%	$44,012	1.29%	1.19%	6.43%
12/31/23	8.07	0.50	0.50	1.00	(0.58)	(0.58)	8.49	12.82%	43,377	1.24%	1.20%	6.03%
12/31/22	9.92	0.47	(1.64)	(1.17)	(0.68)	(0.68)	8.07	(11.97%)	41,168	1.26%	1.21%	5.27%
12/31/21	10.04	0.55	0.22	0.77	(0.89)	(0.89)	9.92	7.88%	52,650	1.14%	1.08%	5.40%
12/31/20	9.53	0.52	(0.01)	0.51	(0.00)[d]	(0.00)[d]	10.04	5.38%	46,727	1.12%	1.05%	5.69%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	80%	38%	45%	61%	73%

c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
99

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Inflation-Protected and Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Initial Class
12/31/24	$8.72	$0.38	$(0.14)	$0.24	$(0.40)	$—	$(0.40)	$8.56	2.72%	$129,996	0.65%	0.61%	0.61%	4.40%
12/31/23	8.67	0.36	0.10	0.46	(0.41)	—	(0.41)	8.72	5.43%	145,054	0.66%	0.60%	0.60%	4.07%
12/31/22	11.12	0.28	(1.70)	(1.42)	(0.27)	(0.76)	(1.03)	8.67	(13.35%)	161,191	0.64%	0.60%	0.60%	2.79%
12/31/21	11.41	0.17	0.55	0.72	(0.13)	(0.88)	(1.01)	11.12	6.40%	240,863	0.60%	0.60%[l]	0.60%[l]	1.51%
12/31/20	10.28	0.17	0.97	1.14	(0.01)	—	(0.01)	11.41	11.11%	288,026	0.75%	0.74%	0.60%	1.54%
Service Class
12/31/24	$8.63	$0.36	$(0.13)	$0.23	$(0.38)	$—	$(0.38)	$8.48	2.59%	$40,024	0.90%	0.86%	0.86%	4.14%
12/31/23	8.59	0.33	0.09	0.42	(0.38)	—	(0.38)	8.63	5.05%	40,131	0.91%	0.85%	0.85%	3.83%
12/31/22	11.03	0.25	(1.68)	(1.43)	(0.25)	(0.76)	(1.01)	8.59	(13.59%)	43,119	0.89%	0.85%	0.85%	2.57%
12/31/21	11.33	0.14	0.54	0.68	(0.10)	(0.88)	(0.98)	11.03	6.12%	52,977	0.85%	0.85%[l]	0.85%[l]	1.25%
12/31/20	10.23	0.14	0.97	1.11	(0.01)	—	(0.01)	11.33	10.88%	46,181	0.98%	0.98%[k]	0.85%	1.29%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	70%	74%	76%	98%	84%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

l	Expenses incurred during the period fell under the expense cap.
p
Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
100

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML iShares® 60/40 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
12/31/24	$9.79	$0.23	$0.84	$1.07	$(0.21)	$(0.03)	$—	$(0.24)	$10.62	10.91%	$28,063	0.61%	0.46%	2.19%
12/31/23	8.64	0.20	1.12	1.32	(0.17)	—	—	(0.17)	9.79	15.24%	25,214	0.68%	0.46%	2.13%
12/31/22[g]	10.00	0.15	(1.36)	(1.21)	(0.14)	—	(0.01)	(0.15)	8.64	(12.14%)[b]	21,878	0.70%[a]	0.46%[a]	1.82%[a]
Service Class I
12/31/24	$9.77	$0.22	$0.82	$1.04	$(0.19)	$(0.03)	$—	$(0.22)	$10.59	10.61%	$24,758	0.86%	0.71%	2.11%
12/31/23	8.63	0.19	1.10	1.29	(0.15)	—	—	(0.15)	9.77	14.99%	12,597	0.93%	0.71%	2.03%
12/31/22[g]	10.00	0.14	(1.38)	(1.24)	(0.12)	—	(0.01)	(0.13)	8.63	(12.37%)[b]	5,163	0.91%[a]	0.71%[a]	1.85%[a]

	Year Ended December 31		Period Ended December 31, 2022[b]
	2024	2023
Portfolio turnover rate[x]	7%	5%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 11, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
101

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML iShares® 80/20 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
12/31/24	$9.99	$0.20	$1.25	$1.45	$(0.19)	$(0.05)	$—	$(0.24)	$11.20	14.45%	$29,530	0.55%	0.46%	1.81%
12/31/23	8.54	0.18	1.41	1.59	(0.14)	—	—	(0.14)	9.99	18.64%	25,640	0.60%	0.46%	1.89%
12/31/22[g]	10.00	0.14	(1.47)	(1.33)	(0.12)	—	(0.01)	(0.13)	8.54	(13.28%)[b]	21,604	0.66%[a]	0.46%[a]	1.76%[a]
Service Class I
12/31/24	$9.97	$0.18	$1.24	$1.42	$(0.16)	$(0.05)	$—	$(0.21)	$11.18	14.19%	$64,324	0.80%	0.71%	1.68%
12/31/23	8.54	0.17	1.38	1.55	(0.12)	—	—	(0.12)	9.97	18.22%	38,057	0.85%	0.71%	1.83%
12/31/22[g]	10.00	0.14	(1.48)	(1.34)	(0.11)	—	(0.01)	(0.12)	8.54	(13.40%)[b]	18,703	0.86%[a]	0.71%[a]	1.82%[a]

	Year Ended December 31		Period Ended December 31, 2022[b]
	2024	2023
Portfolio turnover rate[x]	6%	8%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 11, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
102

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Managed Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$10.85	$0.51	$(0.07)	$0.44	$(0.52)	$—	$(0.52)	$10.77	3.88%	$453,319	0.45%	4.72%
12/31/23	10.60	0.50	0.18	0.68	(0.43)	—	(0.43)	10.85	6.70%	484,522	0.45%	4.66%
12/31/22	13.02	0.35	(2.29)	(1.94)	(0.36)	(0.12)	(0.48)	10.60	(15.01%)	568,357	0.44%	3.02%
12/31/21	13.59	0.29	(0.18)	0.11	(0.43)	(0.25)	(0.68)	13.02	0.81%	762,726	0.42%	2.20%
12/31/20	12.64	0.42	0.54	0.96	(0.01)	—	(0.01)	13.59	7.62%	756,218	0.43%	3.25%
Service Class
12/31/24	$10.81	$0.48	$(0.07)	$0.41	$(0.49)	$—	$(0.49)	$10.73	3.62%	$155,253	0.70%	4.47%
12/31/23	10.55	0.47	0.19	0.66	(0.40)	—	(0.40)	10.81	6.43%	167,588	0.70%	4.42%
12/31/22	12.95	0.32	(2.27)	(1.95)	(0.33)	(0.12)	(0.45)	10.55	(15.22%)	184,737	0.69%	2.76%
12/31/21	13.53	0.26	(0.19)	0.07	(0.40)	(0.25)	(0.65)	12.95	0.56%	258,923	0.67%	1.96%
12/31/20	12.61	0.39	0.54	0.93	(0.01)	—	(0.01)	13.53	7.40%	271,928	0.68%	3.01%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	222%[t]	215%	243%	263%	226%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
t	Portfolio turnover rate excluding TBA transactions for the fiscal year ended 12/31/2024 was 56%.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
103

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Short-Duration Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class II
12/31/24	$8.91	$0.37	$0.20	$0.57	$(0.36)	$(0.36)	$9.12	6.48%	$84,521	0.60%	4.13%
12/31/23	8.65	0.32	0.27	0.59	(0.33)	(0.33)	8.91	6.94%	88,746	0.58%	3.69%
12/31/22	9.71	0.22	(0.97)	(0.75)	(0.31)	(0.31)	8.65	(7.79%)	98,969	0.59%	2.39%
12/31/21	9.84	0.20	(0.00)[d]	0.20	(0.33)	(0.33)	9.71	2.01%	133,235	0.55%	2.05%
12/31/20	9.69	0.29	(0.14)	0.15	(0.00)[d]	(0.00)[d]	9.84	1.55%	142,514	0.56%	3.00%
Service Class I
12/31/24	$8.88	$0.35	$0.19	$0.54	$(0.34)	$(0.34)	$9.08	6.11%	$30,559	0.85%	3.88%
12/31/23	8.62	0.30	0.27	0.57	(0.31)	(0.31)	8.88	6.70%	32,907	0.82%	3.45%
12/31/22	9.67	0.19	(0.96)	(0.77)	(0.28)	(0.28)	8.62	(8.00%)	31,985	0.85%	2.16%
12/31/21	9.81	0.18	(0.01)	0.17	(0.31)	(0.31)	9.67	1.69%	37,508	0.80%	1.80%
12/31/20	9.68	0.26	(0.13)	0.13	(0.00)[d]	(0.00)[d]	9.81	1.34%	47,956	0.81%	2.74%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	48%	19%	26%	64%	44%

c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
104

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Small Cap Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$10.92	$0.07	$1.34	$1.41	$—	$(0.74)	$(0.74)	$11.59	12.94%	$103,430	0.71%	0.61%
12/31/23	9.39	0.05	1.61	1.66	(0.13)	—	(0.13)	10.92	17.81%	99,251	0.73%	0.50%
12/31/22	12.76	0.06	(2.02)	(1.96)	(0.08)	(1.33)	(1.41)	9.39	(15.88%)	90,514	0.73%	0.59%
12/31/21	11.11	0.03	2.46	2.49	(0.06)	(0.78)	(0.84)	12.76	22.75%	116,599	0.69%	0.20%
12/31/20	9.34	0.07	1.84	1.91	(0.05)	(0.09)	(0.14)	11.11	20.70%	104,243	0.73%	0.77%
Service Class
12/31/24	$10.63	$0.04	$1.30	$1.34	$—	$(0.74)	$(0.74)	$11.23	12.66%	$25,061	0.96%	0.36%
12/31/23	9.14	0.02	1.57	1.59	(0.10)	—	(0.10)	10.63	17.52%	25,293	0.98%	0.25%
12/31/22	12.46	0.04	(1.98)	(1.94)	(0.05)	(1.33)	(1.38)	9.14	(16.09%)	23,617	0.98%	0.34%
12/31/21	10.87	(0.01)bb	2.41	2.40	(0.03)	(0.78)	(0.81)	12.46	22.45%	30,289	0.94%	(0.05%)
12/31/20	9.14	0.04	1.81	1.85	(0.03)	(0.09)	(0.12)	10.87	20.39%	25,345	0.98%	0.52%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	35%	36%	29%	30%	36%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
105

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Strategic Emerging Markets Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
12/31/24	$5.33	$0.03	$(0.09)	$(0.06)	$(0.04)	$—	$(0.04)	$5.23	(1.20%)	$31,430	1.59%	1.25%	0.48%
12/31/23	4.83	0.04	0.47	0.51	(0.01)	—	(0.01)	5.33	10.47%	36,292	1.49%	1.25%	0.80%
12/31/22	10.50	0.03	(2.79)	(2.76)	(0.26)	(2.65)	(2.91)	4.83	(26.58%)	37,218	1.70%	1.30%	0.46%
12/31/21	14.43	0.00d,bb	(1.01)	(1.01)	—	(2.92)	(2.92)	10.50	(8.06%)	51,825	1.45%	1.35%	0.00%[e]
12/31/20	12.67	(0.01)	2.16	2.15	(0.05)	(0.34)	(0.39)	14.43	17.55%	96,846	1.40%	1.35%	(0.05%)
Service Class I
12/31/24	$5.31	$0.01	$(0.10)	$(0.09)	$(0.02)	$—	$(0.02)	$5.20	(1.65%)	$10,666	1.84%	1.50%	0.23%
12/31/23	4.82	0.03	0.46	0.49	—	—	—	5.31	10.17%	12,076	1.74%	1.50%	0.53%
12/31/22	10.47	0.01	(2.77)	(2.76)	(0.24)	(2.65)	(2.89)	4.82	(26.68%)	11,840	1.95%	1.55%	0.22%
12/31/21	14.43	(0.03)	(1.01)	(1.04)	—	(2.92)	(2.92)	10.47	(8.29%)	16,537	1.70%	1.60%	(0.20%)
12/31/20	12.68	(0.04)	2.15	2.11	(0.02)	(0.34)	(0.36)	14.43	17.18%	17,536	1.65%	1.60%	(0.32%)

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	63%	35%	51%	51%	35%

c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
106

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML U. S. Government Money Market Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$1.00	$0.05	$0.00[d]	$0.05	$(0.05)	$—	$(0.05)	$1.00	4.79%	$202,600	0.51%	N/A	4.69%
12/31/23	1.00	0.05	0.00[d]	0.05	(0.05)	—	(0.05)	1.00	4.63%	211,035	0.52%	N/A	4.51%
12/31/22	1.00	0.01	0.00[d]	0.01	(0.01)	—	(0.01)	1.00	1.22%	241,166	0.54%	0.41%	1.31%
12/31/21	1.00	0.00[d]	0.00[d]	0.00 [d]	—	—	—	1.00	0.00%	174,991	0.52%	0.05%	0.00%[e]
12/31/20	1.00	0.00[d]	0.00[d]	0.00 [d]	(0.00)[d]	—	(0.00)[d]	1.00	0.23%	223,388	0.52%	0.30%	0.21%

c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
107

Notes to Financial Statements

1.	The Funds
MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MML Blend Fund (“Blend Fund”)
MML Dynamic Bond Fund (“Dynamic Bond Fund”)
MML Equity Fund (“Equity Fund”)
MML Equity Rotation Fund (“Equity Rotation Fund”)
MML High Yield Fund (“High Yield Fund”)
MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)
MML iShares® 60/40 Allocation Fund
MML iShares® 80/20 Allocation Fund
MML Managed Bond Fund (“Managed Bond Fund”)
MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)
MML Small Cap Equity Fund (“Small Cap Equity Fund”)
MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)
MML U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)
The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.
The Blend Fund, MML iShares 60/40 Allocation Fund, and MML iShares 80/20 Allocation Fund invest substantially all of their investable assets in shares of ETFs advised by an affiliate of the Funds’ subadviser, BlackRock Investment Management, LLC (“Underlying ETFs”). The financial statements of the applicable Underlying ETFs are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

108

Notes to Financial Statements (Continued)
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, which approximates fair value, but may be valued using a vendor quote if MML Advisers determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market

109

Notes to Financial Statements (Continued)
moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:
Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.
Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.
Cost approach: considers factors including the value of the security’s underlying assets and liabilities.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and

110

Notes to Financial Statements (Continued)
other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2024. The U.S. Government Money Market Fund characterized all investments at Level 2, as of December 31, 2024. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
The following is the aggregate value by input level, as of December 31, 2024, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Blend Fund
Asset Investments
Exchange-Traded Funds	$694,534,891	$—	$ —	$694,534,891
Short-Term Investments	63,969,658	1,172,118	—	65,141,776
Total Investments	$758,504,549	$1,172,118	$—	$759,676,667
Dynamic Bond Fund
Asset Investments
Bank Loans	$—	$4,410,423	$—	$4,410,423
Corporate Debt	—	73,737,995	—	73,737,995
Non-U.S. Government Agency Obligations	—	29,573,411	—	29,573,411
Sovereign Debt Obligations	—	10,824,935	—	10,824,935
U.S. Government Agency Obligations and Instrumentalities	—	66,940,455	—	66,940,455
U.S. Treasury Obligations	—	14,161,219	—	14,161,219
Purchased Options	35,468	1,319	—	36,787
Short-Term Investments	1,453,828	2,323,738	—	3,777,566
Unfunded Loan Commitments**	—	235	—	235
Total Investments	$1,489,296	$201,973,730	$—	$203,463,026
Asset Derivatives
Forward Contracts	$—	$891,121	$—	$891,121
Futures Contracts	103,880	—	—	103,880
Swap Agreements	—	727,202	—	727,202
Total	$103,880	$1,618,323	$—	$1,722,203
Liability Derivatives
Forward Contracts	$—	$(566,335)	$—	$(566,335)
Futures Contracts	(899,259)	—	—	(899,259)
Swap Agreements	—	(792,858)	—	(792,858)
Written Options	(97,689)	(280)	—	(97,969)
Total	$(996,948)	$(1,359,473)	$—	$(2,356,421)

111

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Equity Rotation Fund
Asset Investments
Common Stock	$56,653,287	$—	$1,953	$56,655,240
Short-Term Investments	—	189,271	—	189,271
Total Investments	$56,653,287	$189,271	$1,953	$56,844,511
High Yield Fund
Asset Investments
Bank Loans	$—	$4,684,459	$—	$4,684,459
Corporate Debt	—	42,024,601	—	42,024,601
Preferred Stock	—	—	15,256	15,256
Short-Term Investments	3,054,838	977,097	—	4,031,935
Total Investments	$3,054,838	$47,686,157	$15,256	$50,756,251
Inflation-Protected and Income Fund
Asset Investments
Non-U.S. Government Agency Obligations	$—	$96,079,737	$—	$96,079,737
U.S. Government Agency Obligations and Instrumentalities	—	8,297,447	—	8,297,447
U.S. Treasury Obligations	—	37,586,874	—	37,586,874
Short-Term Investments	—	25,371,933	—	25,371,933
Total Investments	$—	$167,335,991	$—	$167,335,991
Asset Derivatives
Futures Contracts	$30,154	$—	$—	$30,154
Swap Agreements	—	47,020	—	47,020
Total	$30,154	$47,020	$—	$77,174
Liability Derivatives
Futures Contracts	$(37,570)	$—	$—	$(37,570)
Swap Agreements	—	(1,307,738)	—	(1,307,738)
Total	$(37,570)	$(1,307,738)	$—	$(1,345,308)
MML iShares 60/40 Allocation Fund
Asset Investments
Exchange-Traded Funds	$52,791,578	$—	$—	$52,791,578
Short-Term Investments	6,403,254	231,323	—	6,634,577
Total Investments	$59,194,832	$231,323	$—	$59,426,155
MML iShares 80/20 Allocation Fund
Asset Investments
Exchange-Traded Funds	$93,808,029	$—	$—	$93,808,029
Short-Term Investments	15,637,859	159,530	—	15,797,389
Total Investments	$109,445,888	$159,530	$—	$109,605,418
Managed Bond Fund
Asset Investments
Corporate Debt	$—	$228,198,834	$ —	$228,198,834
Non-U.S. Government Agency Obligations	—	146,857,132	—	146,857,132
Sovereign Debt Obligations	—	1,253,473	—	1,253,473
U.S. Government Agency Obligations and Instrumentalities	—	188,574,175	—	188,574,175
U.S. Treasury Obligations	—	33,090,590	—	33,090,590
Short-Term Investments	3,668,593	87,183,419	—	90,852,012
Total Investments	$3,668,593	$685,157,623	$—	$688,826,216

112

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Managed Bond Fund (Continued)
Asset Derivatives
Futures Contracts	$82,591	$—	$—	$82,591
Liability Derivatives
Futures Contracts	$(695,466)	$—	$—	$(695,466)
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$—	$49,442,256	$—	$49,442,256
Non-U.S. Government Agency Obligations	—	43,546,794	—	43,546,794
U.S. Government Agency Obligations and Instrumentalities	—	1,133	—	1,133
Short-Term Investments	1,626,470	20,215,325	—	21,841,795
Total Investments	$1,626,470	$113,205,508	$—	$114,831,978
Asset Derivatives
Futures Contracts	$132,986	$—	$—	$132,986
Small Cap Equity Fund
Common Stock	$127,489,816	$—	$—	$127,489,816
Short-Term Investments	98,942	1,162,196	—	1,261,138
Total Investments	$127,588,758	$1,162,196	$—	$128,750,954
Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Brazil	$353,243	$1,364,575	$ —	$1,717,818
Chile	—	400,121	—	400,121
China	3,280,358	5,487,883	28,675	8,796,916
Denmark	—	64,120	—	64,120
France	—	695,281	—	695,281
Hong Kong	—	455,822	—	455,822
India	—	7,165,292	—	7,165,292
Indonesia	—	661,964	—	661,964
Italy	124,156	1,387,812	—	1,511,968
Japan	—	941,337	—	941,337
Luxembourg	—	198,981	—	198,981
Mexico	2,971,354	—	—	2,971,354
Netherlands	482,160	—	—	482,160
Peru	431,535	—	—	431,535
Philippines	—	852,467	—	852,467
Poland	—	283,816	—	283,816
Portugal	—	951,692	—	951,692
Republic of Korea	—	2,404,507	—	2,404,507
Russia	—	—	—+	—
South Africa	—	601,644	—	601,644
Switzerland	—	203,077	—	203,077
Taiwan	—	7,455,479	—	7,455,479
Turkey	—	384,846	—	384,846
United Arab Emirates	—	119,771	—	119,771
United Kingdom	—	929,056	—	929,056
United States	253,031	—	—	253,031

113

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Preferred Stock*
Brazil	$—	$278,012	$—	$278,012
Short-Term Investments	8,313	827,463	—	835,776
Total Investments	$7,904,150	$34,115,018	$ 28,675	$42,047,843

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of December 31, 2024.
For certain Funds the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, as well as any applicable liabilities for investments purchased on a delayed delivery basis and amounts due to custodian. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of December 31, 2024.
The Funds, with the exception of the Strategic Emerging Markets Fund, had no Level 3 transfers during the year ended December 31, 2024. The Strategic Emerging Markets Fund had Level 3 transfers during the year ended December 31, 2024; however, none of the transfers individually or collectively had a material impact on the Strategic Emerging Markets Fund.
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.
At December 31, 2024, and during the year then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Dynamic Bond Fund
Asset Derivatives
Purchased Options*	$—	$ —	$1,319	$ —	$1,319
Purchased Options*,^^^	—	—	—	35,468	35,468
Forward Contracts*	—	—	891,121	—	891,121
Futures Contracts^^	—	—	—	103,880	103,880
Swap Agreements*	—	32,295	—	—	32,295
Swap Agreements^^,^^^	457,631	—	—	237,276	694,907
Total Value	$ 457,631	$32,295	$892,440	$376,624	$1,758,990
Liability Derivatives
Forward Contracts^	$—	$—	$(566,335)	$—	$(566,335)
Futures Contracts^^	—	—	—	(899,259)	(899,259)
Swap Agreements^	—	—	—	(537,111)	(537,111)
Swap Agreements^^,^^^	—	—	—	(255,747)	(255,747)
Written Options^	—	—	(280)	—	(280)
Written Options^,^^^	—	—	—	(97,689)	(97,689)
Total Value	$—	$—	$(566,615)	$(1,789,806)	$(2,356,421)

114

Notes to Financial Statements (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Dynamic Bond Fund (Continued)
Realized Gain (Loss)#
Purchased Options	$—	$—	$(166,373)	$(1,942,441)	$(2,108,814)
Forward Contracts	—	—	(143,220)	—	(143,220)
Futures Contracts	—	—	—	(1,689,771)	(1,689,771)
Swap Agreements	727,733	64,183	—	1,205,981	1,997,897
Written Options	—	—	77,648	2,589,714	2,667,362
Total Realized Gain (Loss)	$727,733	$64,183	$(231,945)	$163,483	$723,454
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$20,796	$6,730	$27,526
Forward Contracts	—	—	(103,097)	—	(103,097)
Futures Contracts	—	—	—	(3,929,956)	(3,929,956)
Swap Agreements	(308,257)	32,295	—	(699,993)	(975,955)
Written Options	—	—	18,457	(53,603)	(35,146)
Total Change in Appreciation (Depreciation)	$(308,257)	$32,295	$(63,844)	$(4,676,822)	$(5,016,628)
Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts^^	$—	$ —	$ —	$30,154	$30,154
Swap Agreements^^,^^^	—	—	—	47,020	47,020
Total Value	$—	$—	$—	$77,174	$77,174
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(37,570)	$(37,570)
Swap Agreements^	—	(1,307,738)	—	—	(1,307,738)
Total Value	$—	$(1,307,738)	$—	$(37,570)	$(1,345,308)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$311,180	$311,180
Swap Agreements	—	1,255,142	—	333,437	1,588,579
Total Realized Gain (Loss)	$—	$1,255,142	$—	$644,617	$1,899,759
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$—	$437,547	$437,547
Swap Agreements	—	(6,055,254)	—	(406,428)	(6,461,682)
Total Change in Appreciation (Depreciation)	$—	$(6,055,254)	$—	$31,119	$(6,024,135)
Managed Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$82,591	$82,591
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(695,466)	$(695,466)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$28,534	$28,534
Swap Agreements	(1,127,619)	—	—	(1,060,672)	(2,188,291)
Total Realized Gain (Loss)	$(1,127,619)	$—	$—	$(1,032,138)	$(2,159,757)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$—	$(5,493,782)	$(5,493,782)
Swap Agreements	560,343	—	—	704,455	1,264,798
Total Change in Appreciation (Depreciation)	$560,343	$—	$—	$(4,789,327)	$(4,228,984)

115

Notes to Financial Statements (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$ —	$—	$132,986	$132,986
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$(318,980)	$(318,980)
Swap Agreements	(102,511)	—	—	(107,095)	(209,606)
Total Realized Gain (Loss)	$(102,511)	$—	$—	$(426,075)	$(528,586)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$—	$(60,574)	$(60,574)
Swap Agreements	50,940	—	—	69,401	120,341
Total Change in Appreciation (Depreciation)	$50,940	$—	$ —	$8,827	$59,767

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^
Cumulative appreciation (depreciation) on futures contracts and centrally cleared swap agreements is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swap agreements or exchange-traded purchased and written options, which are not subject to a master netting agreement or similar agreement.
#
Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##
Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

For the year ended December 31, 2024, the average balances for each derivative type were as follows:

	Average Balances of Outstanding Derivative Financial Instruments
	Dynamic Bond Fund	Inflation-Protected and Income Fund	Managed Bond Fund	Short-Duration Bond Fund
Futures Contracts:
Average number of contracts - long	673	9	855	321
Average number of contracts - short	125	236	62	208
Forward Contracts:
Average notional amounts purchased - in USD	$15,601,823
Average notional amounts sold - in USD	$20,642,631
Swap Agreements:
Credit Default Swaps:
Average notional amounts - buy protection	$249,693		$110,000,000	$ 10,000,000
Average notional amounts - sell protection	$ 23,271,250
Interest Rate Swaps:
Average notional amounts	$64,739,417	$38,721,667	$241,988,000	$22,176,000
Total Return Swaps:
Average notional amounts	$7,798	$142,072,582
Options:
Average shares/units outstanding of Purchased Options	4,845,810
Average notional amounts of Purchased Swaptions	$2,456,000
Average shares/units outstanding of Written Options	1,661,518
Average notional amounts of Written Swaptions	$9,848,000

116

Notes to Financial Statements (Continued)
The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of December 31, 2024. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of December 31, 2024.

Asset Valuation Inputs
Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Dynamic Bond Fund
Bank of America N.A.	$ 386,243	$(194,371)	$ —	$ 191,872
BNP Paribas SA	161,522	(55,161)	—	106,361
Citibank N.A.	8,127	(8,127)	—	—
Goldman Sachs International	29,693	(29,693)	—	—
JP Morgan Chase Bank N.A.	339,150	(339,150)	—	—
	$924,735	$ (626,502)	$—	$298,233

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of December 31, 2024.

Liability Valuation Inputs
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Dynamic Bond Fund
Bank of America N.A.	$ (194,371)	$ 194,371	$—	$ —
BNP Paribas SA	(55,161)	55,161	—	—
Citibank N.A.	(38,487)	8,127	—	(30,360)
Goldman Sachs International	(210,330)	29,693	100,000	(80,637)
JP Morgan Chase Bank N.A.	(597,362)	339,150	258,212	—
Morgan Stanley & Co. LLC	(8,015)	—	—	(8,015)
	$(1,103,726)	$626,502	$358,212	$(119,012)
Inflation-Protected and Income Fund
BNP Paribas SA	$ (556,672)	$—	$ 556,672	$ —
Goldman Sachs International	(751,066)	—	751,066	—
	$(1,307,738)	$—	$1,307,738	$—

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

117

Notes to Financial Statements (Continued)
Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty.  The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive.  In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the year ended December 31, 2024, are discussed below.
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.
Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a

118

Notes to Financial Statements (Continued)
specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.
Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).
Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the

119

Notes to Financial Statements (Continued)
protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.
Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations.  Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

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During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.
Options, Rights, and Warrants
A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.
Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.
Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.
Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.
Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

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Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.
OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.
Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.
Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Inflation-Linked Securities
Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be

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reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.
Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.
The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
The Dynamic Bond Fund entered into certain bank loan agreements which are unfunded (“commitments”). The Dynamic Bond Fund is obligated to fund these commitments at the borrower’s discretion. At December 31, 2024, the Dynamic Bond Fund had sufficient cash and/or securities to cover these commitments.
Commitment interest is marked to market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities. Any change in the unrealized appreciation (depreciation) is shown in the Statement of Operations. At December 31, 2024, the Dynamic Bond Fund had the following commitments:

	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Dynamic Bond Fund	Focus Financial Partners LLC	$ 28,126	$ 28,126	$ 28,361	$ 235

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Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Due to the short-term nature of repurchase agreements, face value approximates fair value. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.
Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.
A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Mortgage- and Asset-Backed Securities
A Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage- backed securities, represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities may include securities that are issued or guaranteed by U.S. Government agencies or instrumentalities

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or other issuers, including private companies. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as consumer loans or receivables and they may be backed by collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations (“CLOs”).
Investments in mortgage- and asset-backed securities subject a Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Certain of these risks may be higher for investments in mortgage-backed securities composed of subprime mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. A Fund’s investments in mortgage-backed securities may make a Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. Payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. See a Fund’s Portfolio of Investments, if applicable, for mortgage-related and other asset-backed securities as of December 31, 2024.
Securities Lending
Each Fund, other than the U.S. Government Money Market Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2024, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the year ended December 31, 2024, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains

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have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets. In addition, each of the Blend Fund, MML iShares 60/40 Allocation Fund, and MML iShares 80/20 Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying ETFs. Because the Underlying ETFs have varied expense and fee levels, and the Blend Fund, MML iShares 60/40 Allocation Fund, and MML iShares 80/20 Allocation Fund may own different proportions of Underlying ETFs at different times, the amount of fees and expenses indirectly incurred by each of the Blend Fund, MML iShares 60/40 Allocation Fund, and MML iShares 80/20 Allocation Fund will vary.
Foreign Securities
The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Blend Fund, MML iShares 60/40 Allocation Fund, and MML iShares 80/20 Allocation Fund, may also invest in foreign securities. In addition, certain Underlying ETFs may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

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Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
Dividends and Distributions to Shareholders
Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
Blend Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million
Dynamic Bond Fund	0.40% on the first $1 billion; and
0.35% on any excess over $1 billion
Equity Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million
Equity Rotation Fund	0.45% on the first $500 million; and
0.40% on any excess over $500 million
High Yield Fund	0.60% on the first $300 million; and
0.575% on any excess over $300 million
Inflation-Protected and Income Fund	0.60% on the first $100 million;
0.55% on the next $200 million;
0.50% on the next $200 million; and
0.45% on any excess over $500 million
MML iShares 60/40 Allocation Fund	0.30% on the first $2 billion; and
0.28% on any excess over $2 billion
MML iShares 80/20 Allocation Fund	0.30% on the first $2 billion; and
0.28% on any excess over $2 billion
Managed Bond Fund	0.50% on the first $100 million;
0.45% on the next $200 million;

127

Notes to Financial Statements (Continued)

Fund	Investment Advisory Fee
0.40% on the next $200 million; and
0.35% on any excess over $500 million
Short-Duration Bond Fund	0.35% on the first $300 million; and
0.30% on any excess over $300 million
Small Cap Equity Fund	0.65% on the first $100 million;
0.60% on the next $100 million;
0.55% on the next $300 million; and
0.50% on any excess over $500 million
Strategic Emerging Markets Fund	1.00% on the first $500 million; and
0.95% on any excess over $500 million
U.S. Government Money Market Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

High Yield Fund*	0.20%
Inflation-Protected and Income Fund*	0.08%
Managed Bond Fund*	0.10%
Short-Duration Bond Fund*	0.08%
U.S. Government Money Market Fund	0.05%

*
Baring International Investment Limited (“BIIL”), a wholly-owned subsidiary of Barings, serves as a sub-subadviser of the Fund. BIIL does not receive a fee from Barings under the sub-subadvisory agreement with Barings.

MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

Blend Fund	BlackRock Investment Management, LLC
Dynamic Bond Fund	Western Asset Management Company, LLC; and Western Asset Management Company Limited
Equity Fund*	Brandywine Global Investment Management, LLC
Equity Rotation Fund**	Invesco Advisers, Inc.
MML iShares 60/40 Allocation Fund	BlackRock Investment Management, LLC
MML iShares 80/20 Allocation Fund	BlackRock Investment Management, LLC
Small Cap Equity Fund	Invesco Advisers, Inc.
Strategic Emerging Markets Fund	Invesco Advisers, Inc.

*	Prior to April 29, 2024, T. Rowe Price Associates, Inc. served as a subadviser of the Fund.
**	Invesco Capital Management LLC serves as a sub-subadviser of the Fund.
The applicable Funds’ subadvisory fees are paid monthly by MML Advisers out of the investment advisory fees previously disclosed above.

128

Notes to Financial Statements (Continued)
Administration Fees
For the Funds noted below, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and shareholder services and bear some Fund-specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class II	Service Class I
Dynamic Bond Fund	0.15%	0.15%
Equity Rotation Fund	0.15%	0.15%
High Yield Fund	0.15%	0.15%
MML iShares 60/40 Allocation Fund	0.15%	0.15%
MML iShares 80/20 Allocation Fund	0.15%	0.15%
Short-Duration Bond Fund	0.15%	0.15%
Strategic Emerging Markets Fund	0.15%	0.15%

Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class II	Service Class I
Dynamic Bond Fund	0.57%	0.82%
Strategic Emerging Markets Fund	1.25%	1.50%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class II	Service Class I
MML iShares 60/40 Allocation Fund	0.50%	0.75%
MML iShares 80/20 Allocation Fund	0.50%	0.75%

129

Notes to Financial Statements (Continued)
Effective July 1, 2024, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2026, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
High Yield Fund	0.89%	1.14%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
Effective May 1, 2024, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Initial Class	Service Class
Inflation-Protected and Income Fund	0.61%	0.86%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
Prior to May 1, 2024, MML Advisers had agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Initial Class	Service Class
Inflation-Protected and Income Fund	0.60%	0.85%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
MML Advisers has agreed to waive 0.05% of the investment advisory fee of the Equity Rotation Fund through April 30, 2025.
MML Advisers has agreed to voluntarily waive some or all of its investment advisory fees and, if necessary, reimburse some or all of the U.S. Government Money Market Fund’s other expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MML Advisers may amend or discontinue this waiver at any time without advance notice.
Prior to July 1, 2024, MML Advisers had agreed to waive 0.04% of the investment advisory fee of the High Yield Fund.
Prior to May 1, 2024, MML Advisers had agreed to waive 0.02% of the investment advisory fee of the Dynamic Bond Fund.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

130

Notes to Financial Statements (Continued)
Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the year ended December 31, 2024, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Equity Fund	$ 12,106
Small Cap Equity Fund	3,726
Strategic Emerging Markets Fund	804

Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and are included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the year ended December 31, 2024, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Blend Fund	$—	$49,995,870	$—	$113,955,602
Dynamic Bond Fund	265,633,547	18,181,041	262,870,102	30,993,003
Equity Fund	—	653,921,135	—	735,148,270
Equity Rotation Fund	—	112,336,354	—	112,137,985
High Yield Fund	—	38,393,190	—	42,100,012
Inflation-Protected and Income Fund	17,513,758	86,261,637	26,478,239	76,677,294
MML iShares 60/40 Allocation Fund	—	14,866,308	—	3,279,193
MML iShares 80/20 Allocation Fund	—	26,675,633	—	4,980,776
Managed Bond Fund	1,192,066,596	194,175,062	1,202,660,508	237,018,278
Short-Duration Bond Fund	—	47,675,584	2,753,031	54,787,493
Small Cap Equity Fund	—	44,285,946	—	54,932,402
Strategic Emerging Markets Fund	—	28,056,778	—	32,927,944

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the year.

131

Notes to Financial Statements (Continued)
5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Blend Fund Initial Class
Sold	431,995	$9,015,812	431,520	$7,791,076
Issued as reinvestment of dividends	662,108	14,060,213	444,011	8,071,967
Redeemed	(3,410,345)	(71,056,004)	(3,351,927)	(60,379,037)
Net increase (decrease)	(2,316,242)	$(47,979,979)	(2,476,396)	$(44,515,994)
Blend Fund Service Class
Sold	616,362	$12,854,738	398,723	$7,058,461
Issued as reinvestment of dividends	238,256	5,022,537	143,914	2,598,291
Redeemed	(1,361,098)	(28,071,626)	(1,156,043)	(20,572,218)
Net increase (decrease)	(506,480)	$(10,194,351)	(613,406)	$(10,915,466)
Dynamic Bond Fund Class II
Sold	2,979,992	$25,033,111	1,614,852	$13,478,257
Issued as reinvestment of dividends	1,203,860	10,064,274	1,111,140	9,000,237
Redeemed	(5,531,515)	(46,469,664)	(4,827,007)	(40,522,998)
Net increase (decrease)	(1,347,663)	$(11,372,279)	(2,101,015)	$(18,044,504)
Dynamic Bond Fund Service Class I
Sold	287,854	$2,396,423	196,961	$1,661,505
Issued as reinvestment of dividends	77,252	642,740	63,152	509,004
Redeemed	(194,397)	(1,626,913)	(239,508)	(2,013,929)
Net increase (decrease)	170,709	$ 1,412,250	20,605	$ 156,580
Equity Fund Initial Class
Sold	375,316	$11,045,045	379,778	$9,962,975
Issued as reinvestment of dividends	775,382	23,267,331	2,906,950	71,603,235
Redeemed	(3,111,677)	(91,208,633)	(2,907,290)	(75,856,771)
Net increase (decrease)	(1,960,979)	$(56,896,257)	379,438	$5,709,439
Equity Fund Service Class
Sold	124,044	$3,469,306	105,158	$2,726,987
Issued as reinvestment of dividends	76,105	2,235,132	330,736	7,978,721
Redeemed	(806,039)	(23,089,414)	(687,141)	(17,681,102)
Net increase (decrease)	(605,890)	$(17,384,976)	(251,247)	$(6,975,394)
Equity Rotation Fund Class II
Sold	7,093	$86,254	5	$55
Issued as reinvestment of dividends	338,283	4,160,606	87,524	1,051,171
Redeemed	(3,571)	(43,299)	(1)	(7)
Net increase (decrease)	341,805	$4,203,561	87,528	$1,051,219
Equity Rotation Fund Service Class I
Sold	16,161	$202,867	23,795	$269,796
Issued as reinvestment of dividends	11,001	134,182	2,837	33,710
Redeemed	(37,576)	(460,212)	(69,318)	(798,981)
Net increase (decrease)	(10,414)	$(123,163)	(42,686)	$(495,475)

132

Notes to Financial Statements (Continued)

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
High Yield Fund Class II
Sold	31,203	$270,988	17,373	$146,121
Issued as reinvestment of dividends	47,539	411,212	83,085	669,663
Redeemed	(452,073)	(3,939,709)	(1,075,603)	(8,974,437)
Net increase (decrease)	(373,331)	$(3,257,509)	(975,145)	$(8,158,653)
High Yield Fund Service Class I
Sold	476,762	$4,130,553	543,168	$4,488,222
Issued as reinvestment of dividends	302,951	2,584,170	349,102	2,782,342
Redeemed	(832,006)	(7,242,275)	(889,261)	(7,346,331)
Net increase (decrease)	(52,293)	$(527,552)	3,009	$(75,767)
Inflation-Protected and Income Fund Initial Class
Sold	1,704,831	$14,816,717	1,199,233	$10,563,148
Issued as reinvestment of dividends	728,087	6,327,078	836,987	7,055,799
Redeemed	(3,889,777)	(33,923,831)	(3,978,029)	(34,490,822)
Net increase (decrease)	(1,456,859)	$(12,780,036)	(1,941,809)	$(16,871,875)
Inflation-Protected and Income Fund Service Class
Sold	768,967	$6,617,733	333,907	$2,905,112
Issued as reinvestment of dividends	198,173	1,708,253	217,626	1,819,353
Redeemed	(894,013)	(7,731,134)	(921,975)	(7,924,161)
Net increase (decrease)	73,127	$594,852	(370,442)	$(3,199,696)
MML iShares 60/40 Allocation Fund Class II
Sold	14,534	$152,867	851	$7,984
Issued as reinvestment of dividends	57,877	614,867	43,224	419,274
Redeemed	(5,791)	(61,385)	(209)	(2,003)
Net increase (decrease)	66,620	$ 706,349	43,866	$ 425,255
MML iShares 60/40 Allocation Fund Service Class I
Sold	1,069,262	$11,249,535	700,316	$6,466,996
Issued as reinvestment of dividends	46,120	488,333	19,980	193,407
Redeemed	(67,226)	(711,960)	(28,615)	(262,603)
Net increase (decrease)	1,048,156	$11,025,908	691,681	$6,397,800
MML iShares 80/20 Allocation Fund Class II
Sold	19,245	$210,198	2,397	$22,827
Issued as reinvestment of dividends	53,860	602,685	35,973	355,413
Redeemed	(3,550)	(38,909)	(159)	(1,539)
Net increase (decrease)	69,555	$773,974	38,211	$376,701
MML iShares 80/20 Allocation Fund Service Class I
Sold	1,999,732	$21,992,095	1,877,950	$17,278,167
Issued as reinvestment of dividends	100,917	1,126,796	47,700	470,804
Redeemed	(164,399)	(1,813,356)	(299,815)	(2,736,453)
Net increase (decrease)	1,936,250	$21,305,535	1,625,835	$15,012,518
Managed Bond Fund Initial Class
Sold	5,223,011	$56,834,076	2,400,005	$25,677,466
Issued as reinvestment of dividends	1,986,057	21,680,815	1,954,594	20,067,803
Redeemed	(9,744,697)	(106,149,758)	(13,339,484)	(142,155,274)
Net increase (decrease)	(2,535,629)	$(27,634,867)	(8,984,885)	$(96,410,005)

133

Notes to Financial Statements (Continued)

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Managed Bond Fund Service Class
Sold	2,023,458	$21,863,046	1,017,296	$10,795,832
Issued as reinvestment of dividends	632,321	6,882,049	626,194	6,409,411
Redeemed	(3,681,164)	(39,864,794)	(3,650,085)	(38,549,517)
Net increase (decrease)	(1,025,385)	$(11,119,699)	(2,006,595)	$(21,344,274)
Short-Duration Bond Fund Class II
Sold	1,299,332	$11,723,859	515,781	$4,466,777
Issued as reinvestment of dividends	379,903	3,407,732	386,532	3,331,907
Redeemed	(2,366,679)	(21,431,495)	(2,383,268)	(20,911,544)
Net increase (decrease)	(687,444)	$(6,299,904)	(1,480,955)	$(13,112,860)
Short-Duration Bond Fund Service Class I
Sold	643,275	$5,791,467	638,869	$5,570,425
Issued as reinvestment of dividends	124,650	1,115,619	124,669	1,070,909
Redeemed	(1,109,495)	(10,000,285)	(767,540)	(6,723,621)
Net increase (decrease)	(341,570)	$(3,093,199)	(4,002)	$(82,287)
Small Cap Equity Fund Initial Class
Sold	388,210	$4,428,558	313,863	$3,063,460
Issued as reinvestment of dividends	555,086	6,371,680	117,715	1,189,857
Redeemed	(1,105,088)	(12,641,780)	(984,791)	(9,773,972)
Net increase (decrease)	(161,792)	$(1,841,542)	(553,213)	$(5,520,655)
Small Cap Equity Fund Service Class
Sold	207,227	$2,311,939	215,282	$2,051,684
Issued as reinvestment of dividends	147,795	1,645,371	25,200	248,123
Redeemed	(502,609)	(5,594,243)	(444,997)	(4,317,998)
Net increase (decrease)	(147,587)	$ (1,636,933)	(204,515)	$ (2,018,191)
Strategic Emerging Markets Fund Class II
Sold	456,788	$2,483,584	602,809	$3,057,756
Issued as reinvestment of dividends	41,936	233,163	7,276	37,979
Redeemed	(1,292,469)	(6,998,439)	(1,506,581)	(7,853,658)
Net increase (decrease)	(793,745)	$(4,281,692)	(896,496)	$(4,757,923)
Strategic Emerging Markets Fund Service Class I
Sold	270,100	$1,450,494	202,418	$1,044,761
Issued as reinvestment of dividends	8,864	49,104	—	—
Redeemed	(504,454)	(2,729,913)	(385,458)	(1,996,886)
Net increase (decrease)	(225,490)	$(1,230,315)	(183,040)	$(952,125)
U.S. Government Money Market Fund Initial Class
Sold	94,147,571	$94,147,571	108,175,141	$108,175,141
Issued as reinvestment of dividends	9,942,146	9,942,146	10,069,658	10,069,658
Redeemed	(112,525,680)	(112,525,680)	(148,375,236)	(148,375,236)
Net increase (decrease)	(8,435,963)	$(8,435,963)	(30,130,437)	$(30,130,437)

134

Notes to Financial Statements (Continued)
6.	Federal Income Tax Information
At December 31, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$651,031,521	$145,418,247	$(36,773,101)	$108,645,146
Dynamic Bond Fund	220,487,595	1,049,741	(18,825,781)	(17,776,040)
Equity Fund	658,636,295	200,444,773	(7,625,559)	192,819,214
Equity Rotation Fund	53,622,569	4,005,345	(783,403)	3,221,942
High Yield Fund	51,182,916	973,909	(1,400,574)	(426,665)
Inflation-Protected and Income Fund	172,096,284	1,013,461	(7,041,888)	(6,028,427)
MML iShares 60/40 Allocation Fund	56,277,968	4,418,816	(1,270,629)	3,148,187
MML iShares 80/20 Allocation Fund	98,923,839	11,343,105	(661,526)	10,681,579
Managed Bond Fund	733,097,963	4,017,619	(48,902,241)	(44,884,622)
Short-Duration Bond Fund	117,218,142	658,587	(2,911,765)	(2,253,178)
Small Cap Equity Fund	93,806,532	39,083,375	(4,138,953)	34,944,422
Strategic Emerging Markets Fund	40,426,182	4,563,056	(2,941,395)	1,621,661

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at December 31, 2024, is the same for financial reporting and U.S. federal income tax purposes.
Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At December 31, 2024, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Dynamic Bond Fund	$(8,837,727)	$(34,866,652)
High Yield Fund	(303,561)	(15,148,484)
Inflation-Protected and Income Fund	(28,562,604)	(6,942,207)
Managed Bond Fund	(27,242,439)	(79,483,300)
Short-Duration Bond Fund	(6,356,522)	(12,516,548)
Strategic Emerging Markets Fund	(3,724,042)	(7,035,634)

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

135

Notes to Financial Statements (Continued)
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2024, was as follows:

	Ordinary Income	Long Term Capital Gain
Blend Fund	$12,678,980	$6,403,770
Dynamic Bond Fund	10,707,014	—
Equity Fund	16,570,703	8,931,760
Equity Rotation Fund	4,223,298	71,490
High Yield Fund	2,995,382	—
Inflation-Protected and Income Fund	8,035,331	—
MML iShares 60/40 Allocation Fund	950,461	152,739
MML iShares 80/20 Allocation Fund	1,360,365	369,116
Managed Bond Fund	28,562,864	—
Short-Duration Bond Fund	4,523,351	—
Small Cap Equity Fund	—	8,017,051
Strategic Emerging Markets Fund	282,267	—
U.S. Government Money Market Fund	9,942,151	—

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2023, was as follows:

	Ordinary Income	Long Term Capital Gain
Blend Fund	$ 10,670,258	$ —
Dynamic Bond Fund	9,509,241	—
Equity Fund	16,358,595	63,223,361
Equity Rotation Fund	1,084,881	—
High Yield Fund	3,452,005	—
Inflation-Protected and Income Fund	8,875,152	—
MML iShares 60/40 Allocation Fund	612,681	—
MML iShares 80/20 Allocation Fund	826,217	—
Managed Bond Fund	26,477,214	—
Short-Duration Bond Fund	4,402,816	—
Small Cap Equity Fund	1,437,980	—
Strategic Emerging Markets Fund	37,979	—
U.S. Government Money Market Fund	10,069,662	—

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2024:

Amount
MML iShares 60/40 Allocation Fund	$21,785
MML iShares 80/20 Allocation Fund	59,749
Strategic Emerging Markets Fund	269,819

136

Notes to Financial Statements (Continued)
Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2024, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Blend Fund	$13,491,926	$23,108,270	$(35,812)	$108,645,146	$145,209,530
Dynamic Bond Fund	9,957,559	(43,704,379)	(6,891)	(17,820,665)	(51,574,376)
Equity Fund	24,654,611	96,079,637	(44,327)	192,819,034	313,508,955
Equity Rotation Fund	5,470	(261,528)	(512)	3,221,942	2,965,372
High Yield Fund	2,990,379	(15,452,045)	(3,770)	(426,665)	(12,892,101)
Inflation-Protected and Income Fund	7,481,961	(35,504,811)	(15,272)	(6,028,427)	(34,066,549)
MML iShares 60/40 Allocation Fund	77,685	258,684	—	3,148,187	3,484,556
MML iShares 80/20 Allocation Fund	109,387	429,387	—	10,681,579	11,220,353
Managed Bond Fund	27,340,748	(106,725,739)	(43,598)	(44,884,622)	(124,313,211)
Short-Duration Bond Fund	4,664,389	(18,873,070)	(6,399)	(2,253,185)	(16,468,265)
Small Cap Equity Fund	1,400,728	18,845,283	(5,673)	34,944,422	55,184,760
Strategic Emerging Markets Fund	—	(10,759,676)	(2,699)	1,430,519	(9,331,856)
U.S. Government Money Market Fund	—	—	(9,188)	—	(9,188)

The Funds did not have any unrecognized tax benefits at December 31, 2024, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
7.	Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
8. New Accounting Pronouncements
In December 2022, FASB issued Accounting Standards Update 2022-06, “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848” (“ASU 2022-06”). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management has evaluated ASU 2022-06 and there is no material impact on the financial statements.

137

Notes to Financial Statements (Continued)
In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
MML Advisers acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

138

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of MML Series Investment Fund II and Shareholders of MML Blend Fund, MML Dynamic Bond Fund, MML Equity Fund, MML Equity Rotation Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML iShares® 60/40 Allocation Fund, MML iShares® 80/20 Allocation Fund, MML Managed Bond Fund, MML Short-Duration Bond Fund, MML Small Cap Equity Fund, MML Strategic Emerging Markets Fund, and MML U.S. Government Money Market Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of MML Blend Fund, MML Dynamic Bond Fund, MML Equity Fund, MML Equity Rotation Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML iShares® 60/40 Allocation Fund, MML iShares® 80/20 Allocation Fund, MML Managed Bond Fund, MML Short-Duration Bond Fund, MML Small Cap Equity Fund, MML Strategic Emerging Markets Fund, and MML U.S. Government Money Market Fund (the “Funds”), each a fund of MML Series Investment Fund II, including the portfolios of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Comprising the MML Series Investment Fund II	Financial Highlights

MML Blend Fund, MML Dynamic Bond Fund, MML Equity Fund, MML Equity Rotation Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, MML Short-Duration Bond Fund, MML Small Cap Equity Fund, MML Strategic Emerging Markets Fund, and MML U.S. Government Money Market Fund
For each of the five years in the period ended December 31, 2024
MML iShares® 60/40 Allocation Fund and MML iShares® 80/20 Allocation Fund	For each of the two years in the period ended December 31, 2024 and the period from February 11, 2022 (commencement of operations) through December 31, 2022

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers, transfer agents, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 24, 2025
We have served as the auditor of one or more MassMutual investment companies since 1995.

139

Federal Tax Information (Unaudited)

For the year ended December 31, 2024, the following Fund(s) earned the following foreign sources of income:

Amount
MML iShares 60/40 Allocation Fund	$180,656
MML iShares 80/20 Allocation Fund	401,612
Strategic Emerging Markets Fund	265,244

Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
Under Section 854(b)(2) of the Code, the Fund(s) hereby designate the maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended December 31, 2024.
The Fund(s) intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in the Treasury Regulations §1.163(j)-1(b).

140

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

141

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

142

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

143

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

144

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) – Attached.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) – Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) – Not applicable.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	2/24/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	2/24/2025

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	2/24/2025